                            TCW GALILEO FUNDS, INC.






                                       ANNUAL REPORT


                                             OCTOBER 31, 1997

                                                         TCW GALILEO FUNDS,INC.



TABLE OF CONTENTS
-----------------




Letter to Shareholders.....................................................   2
Performance Summary........................................................   3

Schedules of Investments:
 TCW Galileo Money Market Fund.............................................   4
 TCW Galileo Core Fixed Income Fund........................................   6
 TCW Galileo High Yield Bond Fund..........................................   9
 TCW Galileo Mortgage Backed Securities Fund...............................  15
 TCW Galileo Long-Term Mortgage Backed Securities Fund.....................  18
 TCW Galileo Convertible Securities Fund...................................  20
 TCW Galileo Core Equity Fund..............................................  24
 TCW Galileo Earnings Momentum Fund........................................  27
 TCW Galileo Mid-Cap Growth Fund...........................................  31
 TCW Galileo Small Cap Growth Fund.........................................  34
 TCW Galileo Asia Pacific Equity Fund......................................  39
 TCW Galileo Emerging Markets Fund.........................................  41
 TCW Galileo Latin America Equity Fund.....................................  47

Statements of Assets and Liabilities.......................................  50
Statements of Operations...................................................  54
Statements of Changes in Net Assets........................................  58
Notes to Financial Statements..............................................  71
Financial Highlights.......................................................  82
Independent Auditors' Report...............................................  96
Shareholder Information....................................................  97
Tax Information Notice.....................................................  98

TO OUR SHAREHOLDERS
-------------------


We are pleased to submit the October 31, 1997 Annual Report for the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, 12b-1 or deferred sales charges. On the next page is a summary of each Fund's net asset value and returns through October 31, 1997.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds.

On November 3, 1997, we started four new Galileo Mutual Funds; TCW Galileo International Equities Fund, TCW Galileo European Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Value Opportunities Fund, each with a unique investment strategy designed to meet the needs of our investors. TCW Galileo International Equities Fund is a "Fund of Funds" investing in our five international Galileo Funds and Galileo Money Market Fund providing investors with a broad diversification across international markets.

Please call your Account Representative or our Investor Relations Department at
(800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

Very truly yours,

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board


November 26, 1997

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1997


PERFORMANCE SUMMARY
-------------------

                                               Net Asset Value                   Total Return - Annualized
                                                  per Share                        As of October 31, 1997
                                               ---------------  --------------------------------------------------------------
                                                 October 31,       Year Ended         Latest          Since          Inception
                                                    1997        October 31, 1997      5 Years        Inception          Date
                                               ---------------  ----------------      -------        ---------       ---------
  TCW Galileo Money Market Fund                 $      1.00           5.29%           4.54%           5.73%          07/14/88
  TCW Galileo Core Fixed Income Fund                   9.62           8.45%           6.11%/(1)/      7.51%/(1)/     01/01/90/(2)/
  TCW Galileo High Yield Bond Fund                    10.11          13.26%          11.19%/(1)/     11.29%/(1)/     02/01/89/(2)/
  TCW Galileo Mortgage Backed Securities Fund          9.70           6.71%           5.89%/(1)/      7.05%/(1)/     02/01/90/(2)/
  TCW Galileo Long-Term Mortgage Backed
   Securities Fund                                     9.91          11.66%           N/A             7.30%          06/17/93
  TCW Galileo Convertible Securities Fund/(3)/        11.41          22.73%/(1)/     14.42%/(1)/     13.65%/(1)/     01/01/89/(2)/
  TCW Galileo Core Equity Fund                        19.29          22.68%          17.03%/(1)/     16.44%/(1)/     07/01/91/(2)/
  TCW Galileo Earnings Momentum Fund                  13.87          15.53%           N/A            14.51%/(1)/     05/01/93/(2)/
  TCW Galileo Mid-Cap Growth Fund                      9.40           2.28%           N/A            25.19%/(1)/     11/01/94/(2)/
  TCW Galileo Small Cap Growth Fund                   18.74          10.38%          22.32%/(1)/     19.06%/(1)/     12/01/89/(2)/
  TCW Galileo Asia Pacific Equity Fund                 7.37         (22.40)%          N/A             6.79%/(1)/     04/01/93/(2)/
  TCW Galileo Emerging Markets Fund                    8.32           2.82%           N/A             5.81%/(1)/     06/01/93/(2)/
  TCW Galileo Latin America Equity Fund               12.51          26.24%           9.47%/(1)/     13.03%/(1)/     07/01/91/(2)/

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2) Inception date of the predecessor limited partnership.

(3) Inception date of the Fund was January 2, 1997.

TCW Galileo Money Market Fund


SCHEDULE OF INVESTMENTS
-----------------------


  Principal
   Amount        INVESTMENTS                                                                      Value
 ----------      -----------                                                                  -------------
                 AGENCY FIXED INCOME SECURITIES (26.6% of Net Assets)
$ 4,500,000      Federal Farm Credit Bank, 5.7%, due 09/02/98                                 $  4,501,300
  6,300,000      Federal Home Loan Bank, 5.5%, due 04/21/98                                      6,300,000
  2,000,000      Federal Home Loan Bank, 5.655%, due 11/26/97                                    1,999,609
  9,000,000      Federal Home Loan Bank, 5.71%, due 06/23/98                                     9,001,823
  4,500,000      Federal Home Loan Bank, 5.8%, due 09/18/98                                      4,502,293
  9,000,000      Federal Home Loan Bank, 7.87%, due 12/15/97                                     9,022,876
  5,000,000      Federal Home Loan Mortgage Corp., 5.84%, due 04/08/98                           5,004,247
 10,000,000      Federal National Mortgage Association, 5.64%, due 01/29/98                      9,864,522
  3,500,000      Federal National Mortgage Association, 5.71%, due 03/18/98                      3,501,108
  5,500,000      Federal National Mortgage Association, 9.55%, due 11/10/97                      5,504,458
                                                                                              -------------
                 TOTAL AGENCY FIXED INCOME SECURITIES (Cost: $59,202,236)                       59,202,236
                                                                                              -------------

                 COMMERCIAL PAPER (58.3%)
  6,000,000      Abbott Corp., 5.45%, due 11/06/97                                               5,995,458
  4,100,000      American Express Credit Corp., 5.48%, due 11/03/97                              4,098,752
  5,700,000      American General Finance Corp., 5.7%, due 11/03/97                              5,698,195
  7,000,000      Bellsouth Corp., 5.5%, due 11/10/97                                             6,990,375
  2,100,000      Bellsouth Corp., 5.51%, due 11/14/97                                            2,095,822
  5,000,000      Beneficial Corp., 5.55%, due 11/03/97                                           4,998,458
  2,200,000      B.P. America, 5.67%, due 11/03/97                                               2,199,307
  3,000,000      Ciesco L.P., 5.5%, due 11/05/97                                                 2,998,167
  5,000,000      Ciesco L.P., 5.5%, due 11/17/97                                                 4,987,778
  5,000,000      CIT Group Holdings, 5.47%, due 11/14/97                                         4,990,124
  4,000,000      General Electric Capital Corp., 5.59%, due 01/20/98                             3,950,311
  5,000,000      International Lease Finance Corp., 5.49%, due 11/04/97                          4,997,712
  2,900,000      International Lease Finance Corp., 5.5%, due 11/05/97                           2,898,228
  8,000,000      J.P. Morgan & Co., 5.47%, due 11/07/97                                          7,992,707
  8,400,000      Metlife Funding Inc., 5.57%, due 11/24/97                                       8,370,108
  5,000,000      Morgan Stanley/Dean Witter, Discover, 5.51%, due 11/21/97                       4,984,694
  5,000,000      Northern Illinois Gas Co., 5.5%, due 11/12/97                                   4,991,597
  6,150,000      Pacific Mutual, 5.5%, due 11/13/97                                              6,138,725
  5,000,000      Pitney-Bowes Credit Corp., 5.51%, due 01/15/98                                  4,942,604
  2,000,000      Sara Lee Corp., 5.5%, due 12/23/97                                              1,984,111
  8,000,000      Sara Lee Corp., 5.67%, due 11/03/97                                             7,997,480
  7,000,000      Schering Corp., 5.55%, due 11/12/97                                             6,988,129
  4,850,000      United Parcel Service, 5.48%, due 11/03/97                                      4,848,523
  4,750,000      USAA Capital Corp., 5.5%, due 11/04/97                                          4,747,823
  4,200,000      USAA Capital Corp., 5.53%, due 01/05/98                                         4,158,064
  4,900,000      Wal-Mart Stores, Inc., 5.5%, due 11/10/97                                       4,893,263
                                                                                              -------------
                 TOTAL COMMERCIAL PAPER (Cost: $ 129,936,515)                                  129,936,515
                                                                                              -------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1997


  Principal
   Amount        INVESTMENTS                                                                      Value
------------     -----------                                                                  -------------
                 CORPORATE FIXED INCOME SECURITIES (14.8%)
$ 6,841,000      Associates Corp. of North America, 8.125%, due 01/15/98                      $  6,871,145
  3,000,000      CIT Group Holdings, 6.75%, due 04/30/98                                         3,014,152
  8,100,000      Ford Motor Credit Corp., 7.125%, due 12/01/97                                   8,108,707
  1,000,000      Ford Motor Credit Corp., 8%, due 12/01/97                                       1,001,696
  1,500,000      General Electric Capital Corp., 6.29%, due 11/05/97                             1,500,085
  2,550,000      General Electric Capital Corp., 7.95%, due 02/02/98                             2,562,502
  2,350,000      General Electric Capital Corp., 8%, due 01/15/98                                2,359,758
  5,000,000      NationsBank Corp., 6.625%, due 01/15/98                                         5,007,043
  2,500,000      Norwest Corp., 6.5%, due 11/15/97                                               2,500,835
                                                                                              -------------
                 TOTAL CORPORATE FIXED INCOME SECURITIES (Cost: $ 32,925,923)                   32,925,923
                                                                                              -------------

                 SHORT-TERM INVESTMENT (COST: $23,344) (0.0%)
                 --------------------------------------------

     23,344      Bank of New York Depository Reserve, 4.6%, due 11/03/97                            23,344
                                                                                              -------------

                 TOTAL INVESTMENTS (Cost: $222,088,018) (99.7%)                                222,088,018

                 EXCESS OF OTHER ASSETS OVER LIABILITIES (0.3%)                                    683,015
                                                                                              -------------

                 NET ASSETS (100%)                                                            $222,771,033
                                                                                              =============



See accompanying Notes to Financial Statements.

TCW Galileo Core Fixed Income Fund

SCHEDULE OF INVESTMENTS
-----------------------


Principal
 Amount           CORPORATE FIXED INCOME SECURITIES                                             Value
-----------       ---------------------------------                                         -------------
                  BASIC INDUSTRIES (5.9% OF Net Assets)
$     100,000     AMR Corp., 9.5%, due 05/15/01                                             $     109,875
       25,000     Consumers International, (144A), 10.25%, due 04/01/05                            26,750  *
       50,000     Doskocil Companies, Inc., (144A), 10.125%, due 09/15/07                          51,750  *
       25,000     Globalstar LP/Capital, 11.25%, due 06/15/04                                      24,625
       50,000     GSI Group, Inc., (144A), 10.25%, due 11/01/07                                    50,625  *
      100,000     International Business Machines Corp., 7%, due 10/30/25                         101,000
       50,000     Iron Mountain, Inc., 10.125%, due 10/01/06                                       54,125
       25,000     Jordan Telecommunications Products, Inc., (144A), 9.875%, due 08/01/07           25,375  *
       50,000     Lockheed Martin Corp., 7.25%, due 05/15/06                                       52,625
      100,000     MCI Communications Corp., 6.95%, due 08/15/06                                   103,375
       25,000     National Energy Group, Inc., (144A), 10.75%, due 11/01/06                        25,875  *
      100,000     Raytheon Co., 6.45%, due 08/15/02                                               100,750
       50,000     Telex Communications, Inc., 10.5%, due 05/01/07                                  49,500
      125,000     Transamerica Energy, Inc., (144A), 11.5%, due 06/15/02                          127,500  *
       50,000     Trico Marine Services, Inc., Series B, 8.5%, due 08/01/05                        50,563
      100,000     Union Pacific Co., 7.875%, due 02/15/02                                         105,000
       50,000     U. S. Can Corp., Series B, 10.125%, due 10/15/06                                 52,125
       25,000     Viasystems, Inc., (144A), 9.75%, due 06/01/07                                    25,562  *
                                                                                            -------------
                  TOTAL BASIC INDUSTRIES (Cost: $1,124,787)                                     1,137,000
                                                                                            -------------
                  CONSUMER CYCLICALS (2.4%)

       25,000     Atlas Air, Inc., (144A), 10.75%, due 08/01/05                                    26,375  *
       25,000     Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03                            26,000
       25,000     Grand Casinos, Inc., 10.125%, due 12/01/03                                       26,500
      100,000     J. C. Penney Company, Inc., 9.05%, due 03/01/01                                 108,500
       50,000     Livent, Inc., (144A), 9.375%, due 10/15/04                                       50,375  *
       90,000     May Department Stores Co., 9.75%, due 02/15/21                                  113,625
       25,000     Outdoor Communications, Inc., 9.25%, due 08/15/07                                24,812
       10,000     Outdoor Systems, Inc., 8.875%, due 06/15/07                                      10,300
       25,000     Signature Resorts, Inc., (144A), 9.75%, due 10/01/07                             25,250  *
       25,000     STC Broadcasting, Inc., Series B,  11%, due 03/15/07                             26,750
       25,000     Von Hoffman Press, (144A), 10.375%, due 05/15/07                                 26,500  *
                                                                                            -------------
                  TOTAL CONSUMER CYCLICALS (Cost: $437,328)                                      464,987
                                                                                            -------------
                  CONSUMER NON-CYCLICALS (0.6%)

       25,000     Dade International, Inc., Series B, 11.125%, due 05/01/06                       27,750
       50,000     Physician Sales & Service, Inc., (144A), 8.5%, due 10/01/07                     49,000  *
       50,000     Stater Brothers Holdings, Inc., (144A), 9%, due 07/01/04                        50,875  *
                                                                                            ------------

                  TOTAL CONSUMER NON-CYCLICALS (Cost: $128,833)                                  127,625
                                                                                            ------------

* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.



                                                              October 31, 1997


Principal
 Amount           CORPORATE FIXED INCOME SECURITIES                                             Value
-----------       ---------------------------------                                         -------------

                  FINANCIAL SERVICES (2.5%)
$     100,000     BHP Finance USA Ltd., (Yankee), 6.69%, due 03/01/06                       $     102,125
      100,000     Comdisco,  Inc., 6.375%, due 11/30/01                                           100,250
      100,000     Hartford Life Inc., 7.65%, due 06/15/27                                         106,250
      100,000     Lehman Brothers, Inc., 7.125%, due 07/15/02                                     103,125
       60,000     Security Pacific Corp., 11.5%, due 11/15/00                                      68,850
                                                                                            -------------
                  TOTAL FINANCIAL SERVICES (Cost: $467,148)                                       480,600
                                                                                            -------------

                  UTILITIES (2.8%)

      100,000     Florida Power & Light Co., 5.5%, due 07/01/99                                    99,375
      100,000     Hydro-Quebec (Yankee), 9.4%, due 02/01/21                                       126,125
      100,000     Northern Telecom Capital Corp., 7.4%, due 06/15/06                              106,500
      100,000     Pacificorp., 6.75%, due 04/01/05                                                102,250
      100,000     Praxair, Inc., 6.75%, due 03/01/03                                              101,750
                                                                                            -------------
                  TOTAL UTILITIES (Cost: $509,936)                                                536,000
                                                                                            -------------
                  TOTAL CORPORATE FIXED INCOME SECURITIES
                   (COST: $2,668,032) (14.2%)                                                   2,746,212
                                                                                            -------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -
                  FIXED RATE (8.7%)
                  --------------------------------------
      400,000     Bear Stearns Mortgage Securities Inc. (97-2-A2), 6.5%,
                    due 04/28/24                                                                  392,696
      462,882     Federal Home Loan Mortgage Corp (1578-O), 7%,
                    due 09/15/23                                                                  457,105
      321,204     Federal Home Loan Mortgage Association - Government
                    National Mortgage Association (41-K), 8%, due 04/25/24                        332,740
      500,000     Federal National Mortgage Association (96-46-B),
                    6.5%, due 11/25/23                                                            500,965
                                                                                            -------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                    FIXED RATE (Cost: $1,607,719)                                               1,683,506
                                                                                            -------------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS -
                  FIXED RATE PASS-THROUGH SECURITIES  (15.2%)
                  -------------------------------------------

    1,333,370     Federal Home Loan Mortgage Corp., Pool #E20246, 7.5%,
                    due 06/01/11                                                                1,368,784
      346,452     Federal Home Loan Mortgage Corp., Pool #C80409, 8%,
                    due 06/01/26                                                                  359,011
      835,774     Government National Mortgage Association, Pool #422688, 7%,
                    due 05/15/26                                                                  840,212
      355,791     Government National Mortgage Association, Pool #432017, 8%,
                    due 08/15/26                                                                  369,133
                                                                                            -------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS-
                    FIXED RATE PASS-THROUGH SECURITIES  (Cost: $2,843,010)                      2,937,140
                                                                                            -------------

See accompanying Notes to Financial Statements.

TCW Galileo Core Fixed Income Fund

------------------------------------


Principal
 Amount           FIXED INCOME SECURITIES                                                   Value
-----------       ---------------------------------                                         -------------

                  U.S. TREASURY OBLIGATIONS (37.5%)
                  ---------------------------------
$     675,000     United States Treasury Bonds, 5.5%, due 11/15/98                         $     674,312
    1,100,000     United States Treasury Bonds, 6.375%, due 04/30/99                           1,111,550
      100,000     United States Treasury Bonds, 6.375%, due 08/15/27                             102,980
      710,000     United States Treasury Bonds, 7.5%, due 11/15/24                               826,689
    1,050,000     United States Treasury Bonds, 12%, due 08/15/13                              1,536,602
      100,000     United States Treasury Notes, 5.625%, due 10/31/99                             100,007
       45,000     United States Treasury Notes, 5.875%, due 01/31/99                              45,131
    1,000,000     United States Treasury Notes, 7.5%, due 10/31/99                             1,033,860
    1,000,000     United States Treasury Notes, 7.75%, due 11/30/99                            1,039,700
      660,000     United States Treasury Notes, 8%, due 11/15/21                                 802,256
                                                                                            -------------
                  TOTAL U. S. GOVERNMENT OBLIGATIONS  (Cost: $7,129,280)                       7,273,087
                                                                                            -------------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS (15.8%)
                  ------------------------------------------
      555,000     Federal National Mortgage Association, 6.3%, due 09/25/02                       556,576
      400,000     Federal National Mortgage Association, 6.4%, due 10/24/02                       405,500
      415,000     Federal National Mortgage Association, 6.4%, due 09/27/05                       423,458
      600,000     Federal National Mortgage Association, 6.48%, due 06/28/04                      614,130
      480,000     Federal National Mortgage Association, 6.74%, due 05/13/04                      497,026
      520,000     Federal National Mortgage Association, 7.4%,  due 07/01/04                      557,892
                                                                                            -------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (Cost:  $3,001,500)                                                         3,054,582
                                                                                            -------------

                  TOTAL FIXED INCOME SECURITIES
                    (COST: $17,249,541) (91.4%)                                                17,694,527
                                                                                            -------------

                  SHORT-TERM INVESTMENT (COST: $2,311,587) (11.9%)
                  ------------------------------------------------
    2,311,587     Bank of New York Depository Reserve, 4.6%, due 11/03/97                       2,311,587
                                                                                            -------------

                  TOTAL INVESTMENTS (COST: $19,561,128) (103.3%)                               20,006,114

                  LIABILITIES IN EXCESS OF OTHER ASSETS (-3.3%)                                  (637,874)
                                                                                            -------------

                  NET ASSETS (100%)                                                         $  19,368,240
                                                                                            =============


See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



TCW Galileo High Yield Bond Fund

                                                                October 31, 1997

SCHEDULE OF INVESTMENTS
-----------------------


  Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                               Value
-------------     ---------------------------------                                           --------------
                  BASIC MATERIALS (17.6% of net Assets)
                  Chemicals (2.4%)
$    820,000      Borden Chemical and Plastics, L.P., 9.5%, due 05/01/05                      $     865,100
     725,000      Foamex L.P., (144A), 9.875%, due 06/15/07                                         741,313 *
     875,000      ISP Holdings Inc., 9%, due 10/15/03                                               907,813
   2,265,000      NL Industries, Inc., 11.75%, due 10/15/03                                       2,491,500
                                                                                              --------------
                        Total Chemicals                                                           5,005,726
                                                                                              --------------

                  Energy (7.6%)
     400,000      Abraxas Petroleum Corp., 11.5%, due 11/01/04                                      438,000
   1,000,000      Chesapeake Energy Corp., 12%, due 03/01/01                                      1,077,490
   1,250,000      Forman Petroleum Corp., (144A), 13.5%, due 06/01/04                             1,268,750 *
   2,500,000      HarCor Energy, Inc., 14.875%, due 07/15/02                                      2,943,750
   1,950,000      Magnum Hunter Resources, Inc., (144A), 10%, due 06/01/07                        1,998,750 *
     900,000      National Energy Group, Inc., (144A), 10.75%, due 11/01/06                         931,500 *
     850,000      Plains Resources, Inc., 10.25%, due 03/15/06                                      905,250
   3,300,000      Transamerica Energy, Inc., (144A), 11.5%, due 06/15/02                          3,366,000 *
     150,000      Transamerica Energy, Inc., (144A), 13%, due 06/15/02                              123,000 *
     750,000      Trico Marine Services, Inc., Series B, 8.5%, due 08/01/05                         758,438
   2,000,000      Veritas DGC, Inc., 9.75%, due 10/15/03                                          2,150,000
                                                                                              --------------
                        Total Energy                                                             15,960,928
                                                                                              --------------

                  Forest Products & Paper (4.4%)
   1,750,000      Fibermark, Inc., Series B, 9.375%, due 10/15/06                                 1,785,000
   2,150,000      Malette, Inc., 12.25%, due 07/15/04                                             2,434,875
   1,250,000      SD Warren Co., Series B, 12%, due 12/15/04                                      1,406,250
   1,300,000      Stone Container Corp., 10.75%, due 10/01/02                                     1,391,000
   2,000,000      Stone Container Corp., 12.25%, due 04/01/02                                     2,090,000
                                                                                              --------------
                        Total Forest Products & Paper                                             9,107,125
                                                                                              --------------
                  Metals & Mining (3.2%)
   1,500,000      AK Steel Corp.,  9.125%, due 12/15/06                                           1,571,250
     225,000      AK Steel Corp., 10.75%, due 04/01/04                                              240,750
     700,000      Great Lakes Carbon Corp., 10%, due 01/01/06                                       736,750
   1,500,000      Kaiser Aluminum & Chemical Corp., 10.875%, due 10/15/06                         1,653,750
     720,000      Oregon Steel Mills, Inc., 11%, due 06/15/03                                       781,200
     350,000      Ryerson Tull, Inc., 9.125%, due 07/15/06                                          375,375
   1,250,000      WCI Steel Inc., 10%, due 12/01/04                                               1,306,250
                                                                                              --------------
                        Total Metals & Mining                                                     6,665,325
                                                                                              --------------
                  TOTAL BASIC MATERIALS (Cost: $35,931,795)                                      36,739,104
                                                                                              --------------

                  CONSUMER CYCLICALS (21.9%)
                  Auto Parts (1.9%)
   1,250,000      Blue Bird Body Co., Series B, 10.75%, due 11/15/06                              1,314,064
   2,000,000      Hayes Wheels International, Inc., 11%, due 07/15/06                             2,220,000
     500,000      Hayes Wheels International, Inc., (144A), 9.125%, due 07/15/07                    515,000 *
                                                                                              --------------
                        Total Auto Parts                                                          4,049,064
                                                                                              --------------


* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------


  Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                               Value
-------------     ---------------------------------                                           --------------
                  Entertainment & Leisure (1.5%)
$ 1,000,000       Cinemark, USA Inc., 9.625%, due 08/01/08                                    $   1,030,000
  1,000,000       Hollywood Park, Inc., (144A), 9.5%, due 08/01/07                                1,075,000 *
    600,000       Livent, Inc., (144A), 9.375%, due 10/15/04                                        604,500 *
    350,000       Regal Cinemas, Inc., (144A), 8.5%, due 10/01/07                                   346,500 *
                                                                                              --------------
                        Total Entertainment & Leisure                                             3,056,000
                                                                                              --------------

                  Gaming (2.1%)
    670,000       California Hotel Finance Corp., 11%, due 12/01/02                                 697,639
    825,000       Grand Casinos, Inc., 10.125%, due 12/01/03                                        874,500
  1,100,000       Griffin Gaming & Entertainment, Inc., Variable Rate, due 06/30/00               1,133,000
  1,605,000       Trump Atlantic City Funding, Inc., 11.25%, due 05/01/06                         1,580,925
                                                                                              --------------
                        Total Gaming                                                              4,286,064
                                                                                              --------------

                  Lodging (1.2%)
    500,000       HMC Acquisition Properties, Inc., Series B, 9%, due 12/15/07                      510,000
    488,000       John Q. Hammons Hotels, L.P., 8.875%, due 02/15/04                                494,100
    525,000       La Quinta Inns, Inc., 9.25%, due 05/15/03                                         546,000
  1,000,000       Signature Resorts, Inc., (144A), 9.75%, due 10/01/07                            1,010,000 *
                                                                                              --------------
                        Total Lodging                                                             2,560,100
                                                                                              --------------

                  Media (4.7%)
    675,000       Ackerley Communications, Inc., Series B, 10.75%, due 10/01/03                     718,875
  2,000,000       Adams Outdoor Advertising, L.P., 10.75%, due 03/15/06                           2,180,000
    810,000       Chancellor Media Corp., 9.375%, due 10/01/04                                      834,300
    525,000       Heritage Media Services Corp., 11%, due 06/15/02                                  553,875
    500,000       Jacor Communications, Inc., 9.75%, due 12/15/06                                   527,500
  1,100,000       JCAC, Inc., 10.125%, due 06/15/06                                               1,171,500
    850,000       Outdoor Communications, Inc., 9.25%, due 08/15/07                                 843,625
    450,000       Outdoor Systems, Inc., 8.875%, due 06/15/07                                       463,500
    150,000       Outdoor Systems, Inc., 9.375%, due 10/15/06                                       158,250
  2,225,000       STC Broadcasting, Inc., Series B, 11%, due 03/15/07                             2,358,500
                                                                                              --------------
                        Total Media                                                               9,809,925
                                                                                              --------------

                  Publishing (2.7%)
  1,225,000       American Media Operations, 11.625%, due 11/15/04                                1,335,250
  2,335,000       Garden State Newspapers Co., 12%, due 07/01/04                                  2,632,714
    250,000       Hollinger International Publishing, 8.625%, due 03/15/05                          253,750
    550,000       K-III Communications Corp., 10.25%, due 06/01/04                                  594,688
    800,000       U. S. Banknote Corp., 10.375%, due 06/01/02                                       834,000
                                                                                              --------------
                        Total Publishing                                                          5,650,402
                                                                                              --------------
                  Restaurants (0.8%)
  1,600,000       Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03                           1,664,000
                                                                                              --------------


* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1997


  Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                               Value
-------------     ---------------------------------                                           --------------
                  Retailers (5.6%)
$  850,000        Cole National Corp., (144A), 8.625%, due 08/15/07                           $     843,625 *
 2,000,000        County Seat Stores, Inc., (144A), 12.75%, due 11/01/04                          2,020,000 *
 1,325,000        Finlay Fine Jewelry Corp., 10.625%, due 05/01/03                                1,391,250
 2,343,000        Guitar Center Management, Inc., 11%, due 07/01/06                               2,577,300
   475,000        Leslie's Poolmart, (144A), 10.375%, due 07/15/04                                  491,625 *
 2,000,000        Michael's Stores, Inc., 10.875%, due 06/15/06                                   2,175,000
   450,000        Specialty Retailers, Inc., 8.5%, due 07/15/05                                     459,000
 1,650,000        Zale Corp., (144A), 8.5%, due 10/01/07                                          1,633,500 *
                                                                                              --------------
                        Total Retailers                                                          11,591,300
                                                                                              --------------

                  Transportation (1.4%)
   500,000        Atlas Air, Inc., (144A), 10.75%, due 08/01/05                                     527,500 *
   810,000        International Shipholding Corp., 9%, due 07/01/03                                 828,225
   680,000        Moran Transportation Company, Inc., 11.75%, due 07/15/04                          754,800
   825,000        Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                            874,500 *
                                                                                              --------------
                        Total Transportation                                                      2,985,025
                                                                                              --------------
                  TOTAL CONSUMER CYCLICALS (COST: $44,048,308)                                   45,651,880
                                                                                              --------------
                  CONSUMER NON-CYCLICALS (16.7%)
                  Cable (2.8%)
 1,000,000        Adelphia Communications Corp., (144A), 9.25%, due 10/01/02                        995,000 *
 1,175,000        Cablevision Systems Corp., 9.875%, due 05/15/06                                 1,242,564
   175,000        Century Communications Corp., 9.5%, due 08/15/00                                  181,125
   500,000        Comcast Corp., 9.125%, due 10/15/06                                               531,875
   400,000        Comcast Corp., 9.375%, due 05/15/05                                               429,500
   975,000        Jones Intercable, Inc., 8.875%, due 04/01/07                                    1,014,000
   600,000        Rogers Cablesystems of America, Inc., Series B, 10%, due 03/15/05                 651,000
   750,000        Rogers Communications, Inc., 8.875%, due 07/15/07                                 750,000
                                                                                              --------------
                        Total Cable                                                               5,795,064
                                                                                              --------------

                  Food & Drug Retailers (2.7%)
   900,000        Jitney Jungle Stores, Inc., 12%, due 03/01/06                                   1,010,250
   375,000        Jitney Jungle Stores, Inc., (144A), 10.375%, due 09/15/07                         390,000 *
   250,000        Quality Food Centers, Inc., 8.7%, due 03/15/07                                    252,500
 2,920,000        Ralphs Grocery Co., 10.45%, due 06/15/04                                        3,219,300
   700,000        Stater Brothers Holdings, Inc., (144A), 9%, due 07/01/04                          712,250 *
                                                                                              --------------
                        Total Food & Drug Retailers                                               5,584,300
                                                                                              --------------

                  Health & Hospital Management (5.8%)
 3,875,000        Dade International, Inc., Series B, 11.125%, due 05/01/06                       4,301,250
 2,700,000        Integrated Health Services, Inc., (144A), 9.5%, due 09/15/07                    2,774,250 *
 1,000,000        Physician Sales & Service, Inc., (144A), 8.5%, due 10/01/07                       980,000 *
 2,000,000        Tenet Healthcare Corp., 8.625%, due 01/15/07                                    2,045,000
 2,000,000        Vencor, Inc., (144A), 8.625%, due 07/15/07                                      1,940,000 *
                                                                                              --------------
                        Total Health & Hospital Management                                       12,040,500
                                                                                              --------------


* Restricted Security. (See Note 6).

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund


SCHEDULE OF INVESTMENTS (Continued)
-----------------------------------

  Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                               Value
-------------     ---------------------------------                                           --------------
                  Other Consumer Non-Cyclicals (5.4%)
$    255,000      American Safety Razor Co., Series B, 9.875%, due 08/01/05                   $     267,750
   1,395,000      Cott Corp., 9.375%, due 07/01/05                                                1,464,750
     600,000      Delta Beverage Group, 9.75%, due 12/15/03                                         624,000
   4,700,000      International Home Foods, Inc., 10.375%, due 11/01/06                           4,982,000
     175,000      NBTY, Inc., (144A), 8.625%, due 09/15/07                                          170,625 *
   3,000,000      North Atlantic Trading, Inc., (144A), 11%, due 06/15/04                         3,060,000 *
     615,000      PMI Acquisition Corp., 10.25%, due 09/01/03                                       650,364
     250,000      Revlon Consumer Products Corp., 9.5%, due 06/01/99                                256,875
                                                                                              --------------
                        Total Other Consumer Non-Cyclicals                                       11,476,364
                                                                                              --------------
                  TOTAL CONSUMER NON-CYCLICALS (Cost: $33,869,268)                               34,896,228
                                                                                              --------------
                  INDUSTRIALS (35.2%)
                  Building Materials & Construction (2.7%)
     500,000      Atrium Companies, Inc., 10.5%, due 11/15/06                                       515,000
   1,750,000      Johns Manville Corp., 10.875%, due 12/15/04                                     1,946,875
   1,250,000      K Hovnanian Entertainment, 11.25%, due 04/15/02                                 1,312,500
     820,000      Standard Pacific Corp., 10.5%, due 03/01/00                                       865,100
     485,000      Trizec Finance Corp., 10.875%, due 10/15/05                                       552,294
     425,000      U.S. Home Corp., 9.75%, due 06/15/03                                              447,313
                                                                                              --------------
                        Total Building Materials & Construction                                   5,639,082
                                                                                              --------------

                   Business Services & Distribution (6.7%)
     500,000       Allied Waste of North America,  10.25%, due 12/01/06                             542,505
   2,750,000       American Pad & Paper Co., 13%, due 11/15/05                                    3,210,625
     225,000       Big Flower Press, Inc., 8.875%, due 07/01/07                                     225,000
   1,500,000       Coinmach Laundry Corp., (144A), 11.75%, due 11/15/05                           1,665,000 *
   1,503,000       Data Documents, Inc., 13.5%, due 7/15/02                                       1,698,390
     671,000       Envirosource, Inc., 9.75%, due 06/15/03                                          681,065
     550,000       Federal Data Corp., (144A), 10.125%, due 08/01/05                                554,125 *
   3,125,000       Iron Mountain, Inc., 10.125%, due 10/01/06                                     3,382,813
     310,000       Earle M. Jorgensen Co., 10.75%, due 03/01/00                                     319,300
   1,265,000       Mid-American Waste Systems, Inc., 12.25%, due 02/15/03                           506,000 **
     648,000       Pierce Leahy Corp., 11.125%, due 07/15/06                                        732,240
     450,000       Williams Scotsman, Inc., (144A), 9.875%, due 06/01/07                            463,500 *
                                                                                              --------------
                        Total Business Services & Distribution                                   13,980,563
                                                                                              --------------

                   Communication Services (10.3%)
     775,000       Brooks Fiber Properties, Inc., 10%, due 06/01/07                                 875,750
   1,200,000       Comcast Cellular Holdings, Inc., (144A), 9.5%, due 05/01/07                    1,242,000 *
     950,000       Globalstar LP/Capital, 11.25%, due 06/15/04                                      935,750
     275,000       Globalstar LP/Capital, (144A), 10.75%, due 11/01/04                              261,938 *
     900,000       Intermedia Communications, Inc., (144A), 8.875%, due 11/01/07                    879,750 *
   3,000,000       Mobile Telecommunications Technologies Corp., 13.5%, due 12/15/02              3,352,500
   1,400,000       Nextlink Communications, 9.625%, due 10/01/07                                  1,400,000
     350,000       Paging Network, Inc., 10.125%, due 08/01/07                                      357,875
   4,000,000       Qwest Communications International, Inc., 0%, due 10/15/07                     2,560,000
   1,100,000       RCN Corp., (144A), 10%, due 10/15/07                                           1,083,500 *


*  Restricted security. (See Note 6).

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1997



  Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                               Value
-------------     ---------------------------------                                           --------------
                  Communication Services (Continued)
$    580,000      Rogers Cantel, Inc., 9.375%, due 06/01/08                                   $     614,800
     750,000      Rogers Cantel, Inc., (144A), 8.8%, due 10/01/07                                   742,500 *
   1,250,000      Sprint Spectrum, L.P., 11%, due 08/15/06                                        1,381,250
   2,510,000      Teleport Communications Group, Inc., 9.875%, due 07/01/06                       2,761,000
   3,125,000      Telex Communications, Inc., 10.5%, due 05/01/07                                 3,093,750
                                                                                              --------------
                        Total Communication Services                                             21,542,363
                                                                                              --------------

                  Containers & Packaging (5.2%)
     550,000      Bway Corp., (144A), 10.25%, due 04/15/07                                          591,250 *
   2,050,000      Consumers International, (144A), 10.25%, due 04/01/05                           2,193,500 *
     500,000      Container Corp. of America, Series A, 11.25%, due 05/01/04                        549,375
     350,000      Container Corp. of America, Series B, 10.75%, due 05/01/02                        385,000
     400,000      Huntsman Packaging Corp., (144A), 9.125%, due 10/01/07                            408,000 *
     500,000      Owens-Illinois, Inc., 8.1%, due 05/15/07                                          529,285
     900,000      Paperboard Industries International, Inc., (144A), 8.375%, due 09/15/07           909,000 *
   1,000,000      Plastic Containers, Inc., Series B, 10%, due 12/15/06                           1,052,500
   2,360,000      Sweetheart Cup Corp., 9.625%, due 09/01/00                                      2,348,200
   1,725,000      U.S. Can Corp., Series B, 10.125%, due 10/15/06                                 1,798,313
                                                                                              --------------
                        Total Containers & Packaging                                             10,764,423
                                                                                              --------------

                  Miscellaneous Manufacturing (10.3%)
   1,000,000      AGCO Corp., 8.5%, due 03/15/06                                                  1,052,200
   1,800,000      BE Aerospace, Inc., 9.75%, due 03/01/03                                         1,881,000
   2,570,000      Communications and Power Industries, Inc., Series B, 12%, due 08/01/05          2,852,700
     500,000      Doskocil Companies, Inc., (144A), 10.125%, due 09/15/07                           517,500 *
   1,200,000      GSI Group, Inc., (144A), 10.25%, due 11/01/07                                   1,215,000 *
     500,000      International Wire Group, (144A), 11.75%, due 06/01/05                            535,000 *
   1,500,000      Jordan Industries, Inc., (144A), 0%, due 04/01/09                                 847,500 *
   2,000,000      Jordan Telecommunications Products, Inc., (144A), 9.875%, due 08/01/07          2,030,000 *
     600,000      Mettler-Toledo, Inc., 9.75%, due 10/01/06                                         673,500
     850,000      Neenah Corp., Series B, 11.125%, due 05/01/07                                     922,250
   1,500,000      Rohr Industries, Inc., 11.625%, due 05/15/03                                    1,680,000
   4,905,000      Talley Manufacturing and Technology, Inc., 10.75%, due 10/15/03                 5,309,663
     775,000      United Defense Industries, Inc., (144A), 8.75%, due 11/15/07                      775,000 *
     650,000      Viasystems, Inc., (144A), 9.75%, due 06/01/07                                     664,625 *
     575,000      Wavetek Corp., (144A), 10.125%, due 06/15/07                                      598,000 *
                                                                                              --------------
                        Total Miscellaneous Manufacturing                                        21,553,938
                                                                                              --------------

                  TOTAL INDUSTRIALS (Cost: $72,590,838)                                          73,480,369
                                                                                              --------------
                  CREDIT SENSITIVE (5.1%)
                  Financial Services (2.9%)
   1,310,000      American Annuity Group, Inc., 11.125%, due 02/01/03                             1,364,784
   1,525,000      First Nationwide Holdings, 10.625%, due 10/01/03                                1,669,875
   2,205,000      First Nationwide Holdings, 12.25%, due 05/15/01                                 2,447,550
     630,000      Reliance Group Holdings, Inc., 9%, due 11/15/00                                   655,200
                                                                                              --------------
                        Total Financial Services                                                  6,137,409
                                                                                              --------------


*  Restricted security. (See Note 6).

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------


  Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                               Value
-------------     ---------------------------------                                           --------------
                  CREDIT SENSITIVE (CONTINUED)
                  Utilities (2.2%)
$  1,850,000      California Energy Company, Inc., 0%, due 01/15/04                           $   2,009,563
     452,085      Midland Cogeneration Ventures, L.P., Series C-91, 10.33%, due 07/23/02            483,731
   1,696,523      Panda Funding Corp., 11.625%, due 08/20/12                                      1,764,384
     290,000      Texas-New Mexico Power, Inc., 10.75%, due 09/15/03                                317,077
                                                                                              --------------
                        Total Utilities                                                           4,574,755
                                                                                              --------------
                  TOTAL CREDIT SENSITIVE (Cost: $10,540,223)                                     10,712,164
                                                                                              --------------
                  TOTAL CORPORATE FIXED INCOME SECURITIES
                     (Cost: $196,980,432) (96.5%)                                               201,479,745
                                                                                              --------------

   Number of
 Shares, Rights
  or Warrants     EQUITY SECURITIES
---------------   -----------------
       6,969      Fitzgerald Gaming Corp., Warrants, expire 12/19/98                                 13,938 **
         200      PureTec Corp., Common Stock                                                           525 **
       2,920      Terex Corp., Stock Appreciation Rights, expire 05/15/02                            58,400 **
                                                                                              --------------

                  TOTAL EQUITY SECURITIES (COST: $31,766) (0.0%)                                     72,863
                                                                                              --------------


   Principal
    Amount        SHORT-TERM INVESTMENT (Cost: $8,340,581) (4.0%)
---------------   -----------------------------------------------
$  8,340,581      Bank of New York Depository Reserve, 4.6%, due 11/03/97                         8,340,581
                                                                                              --------------

                  TOTAL INVESTMENTS (Cost $205,352,779) (100.5%)                                209,893,189

                  LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)                                  (1,132,379)
                                                                                              --------------

                  NET ASSETS (100%)                                                           $ 208,760,810
                                                                                              ==============



**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund

                                                                October 31, 1997

SCHEDULE OF INVESTMENTS
-----------------------


  Principal
   Amount     FIXED INCOME SECURITIES                                            Value
------------  -----------------------                                          ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS -
              FIXED RATE (13.3% of Net Assets)
$      2,283  CMO Mortgage Investors Trust (6-J), 1752.4%,
               due 02/22/21, (I/O)                                            $      33,789
     456,860  Federal Home Loan Mortgage Corp. (1087-G), 8.5%,
               due 08/15/20, (PAC)                                                  462,771
     639,816  Federal National Mortgage Association (92-152-K), 7%,
               due 04/25/99                                                         638,254
   3,754,908  Ryland Acceptance Corporation Four (63-D), 8.75%,
               due 04/01/19                                                       3,818,742
   2,366,267  Salomon Brothers Mortgage Securities VII (96-2-A1), 7.5%,
               due 05/25/26                                                       2,398,689
   1,487,244  Sears Mortgage Securities (88-A-A2), 0.722%,
               due 05/25/18, (I/O)                                                   15,170
                                                                              -------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
              FIXED RATE (Cost:  $7,919,959)                                  $  7,367,415
                                                                              -------------

              COLLATERALIZED MORTGAGE OBLIGATIONS -
                VARIABLE RATE (12.1%)
         797  Federal National Mortgage Association (91-130-SQ), 6,725.76%,
               due 09/25/21, (I/O) (I/F)                                            118,845
      95,387  Guardian Savings and Loan Association (88-1-A), 6.5566%,
               due 07/25/18                                                          81,079
     221,072  Guardian Savings and Loan Association (88-3-A), 6.8495%,
               due 11/25/18                                                         187,912
     209,260  Guardian Savings and Loan Association (89-3-A), 7.6524%,
               due 05/25/19                                                         177,871
     991,228  Guardian Savings and Loan Association (89-4-A), 7.9415%,
               due 07/25/19                                                         941,666
   1,262,027  Guardian Savings and Loan Association (89-5-A), 8.1328%,
               due 07/25/19                                                       1,198,925
     338,501  Residential Funding Mortgage Securities I (89-4B-B), 6.75%,
               due 07/25/19                                                         327,817
       2,370  Resolution Trust Corp. (91-6-D2), 3,121.1%, due 08/25/20, (I/O)        88,692
       4,508  Resolution Trust Corp. (91-6-C2), 3,351.72%, due 09/25/28, (I/O)      182,421
   3,172,503  Resolution Trust Corp. (92-M4-A3), 7.94%, due 09/25/21              3,210,177
     165,831  Western Federal Savings and Loan Association (88-9-A),
               6.6493%, due 12/25/18                                                165,595
                                                                              -------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
               VARIABLE RATE (Cost:  $7,534,903)                                  6,681,000
                                                                              -------------
              NON-GOVERNMENTAL AGENCY VARIABLE RATE
               PASS-THROUGH SECURITIES (Cost: $1,006,541) (1.8%)
   1,016,137  Greenwich Capital Acceptance, Inc. (91-03), (Private Placement),
               8.5638%, due 08/25/19                                                983,113 *
                                                                              -------------

I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O - Interest Only security.

PAC - Planned Amortization Class.

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo Mortgage Backed Securities Fund

-----------------------------------


  Principal
   Amount     FIXED INCOME SECURITIES                                            Value
------------  -----------------------                                          ----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -
               FIXED RATE PASS-THROUGH SECURITIES  (1.3%)
    $ 85,511  Federal Home Loan Mortgage Corp., Pool #212346, 9.5%,
               due 08/01/01                                                   $      88,744
     622,154  Federal National Mortgage Association, Pool #163492, 8.5%,
               due 05/01/16                                                         650,736
                                                                              -------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
               FIXED RATE PASS-THROUGH SECURITIES (Cost:  $733,474)                 739,480
                                                                              -------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -
               VARIABLE RATE PASS-THROUGH SECURITIES  (65.1%)
   1,897,844  Federal Home Loan Mortgage Corp., Pool #785630, 6.715%,
               due 07/01/26                                                       1,921,472
      91,714  Federal Home Loan Mortgage Corp., Pool #770584, 7.125%,
               due 05/01/19                                                          93,139
     894,621  Federal Home Loan Mortgage Corp., Pool #410013, 7.916%,
               due 12/01/24                                                         920,341
     211,984  Federal Home Loan Mortgage Corp., Pool #865270, 8.322%,
               due 12/01/18                                                         220,890
     320,195  Federal Home Loan Mortgage Corp., Pool #865275, 8.352%,
               due 02/01/19                                                         334,825
     116,002  Federal Home Loan Mortgage Corp., Pool #865009, 8.436%,
               due 11/01/18                                                         120,492
     162,939  Federal Home Loan Mortgage Corp., Pool #865006, 8.525%,
               due 08/01/18                                                         171,158
     693,243  Federal Home Loan Mortgage Corp., Pool #310005, 8.915%,
               due 11/01/19                                                         716,423
   1,490,088  Federal National Mortgage Association, Pool #394575, 5.645%,
               due 07/01/27                                                       1,512,991
   2,346,567  Federal National Mortgage Association, Pool #394996, 5.656%,
               due 08/01/27                                                       2,373,530
   2,736,057  Federal National Mortgage Association, Pool #400040, 5.667%,
               due 09/01/27                                                       2,765,771
   2,284,706  Federal National Mortgage Association, Pool #397897, 5.775%,
               due 08/01/27                                                       2,314,019
   1,955,732  Federal National Mortgage Association, Pool #376663, 5.836%,
               due 06/01/27                                                       1,968,288
   2,796,223  Federal National Mortgage Association, Pool #369080, 5.851%,
               due 04/01/27                                                       2,850,218
   1,969,622  Federal National Mortgage Association, Pool #284916, 5.861%,
               due 06/01/27                                                       1,987,822
   1,843,876  Federal National Mortgage Association, Pool #393943, 5.869%,
               due 07/01/27                                                       1,872,770
   2,495,392  Federal National Mortgage Association, Pool #400472, 5.905%,
               due 09/01/27                                                       2,523,341
   2,028,105  Federal National Mortgage Association, Pool #402972, 5.92%,
               due 10/01/27                                                       2,047,798

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1997


  Principal
   Amount     FIXED INCOME SECURITIES                                            Value
------------  -----------------------                                          ----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -
               VARIABLE RATE PASS-THROUGH SECURITIES (Continued)
  $2,118,746  Federal National Mortgage Association, Pool #313323, 5.924%,
               due 12/01/26                                                   $   2,140,908
   1,693,573  Federal National Mortgage Association, Pool #392275,
               6.031%, due 06/01/27                                               1,727,970
   2,516,298  Federal National Mortgage Association, Pool #313343,
               6.241%, due 02/01/27                                               2,570,046
   1,342,310  Federal National Mortgage Association, Pool #358869,
               7.712%, due 09/01/26                                               1,382,553
     384,951  Federal National Mortgage Association, Pool #111365,
               7.742%, due 09/01/19                                                 401,370
     904,896  Federal National Mortgage Association, Pool #303334,
               7.882%, due 04/01/25                                                 937,237
     123,534  Federal National Mortgage Association, Pool #096193,
               8.244%, due 09/01/18                                                 129,151
                                                                              -------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
               VARIABLE RATE PASS-THROUGH SECURITIES
               (Cost:  $35,914,976)                                              36,004,523
                                                                              -------------

              TOTAL FIXED INCOME SECURITIES (Cost:  $53,109,853)  (93.6%)        51,775,531
                                                                              -------------

              SHORT-TERM INVESTMENTS (Cost: $2,861,668) (5.2%)
              ------------------------------------------------
   2,861,197  Repurchase Agreement, Goldman Sachs, dated 10/31/97,
               5.67%, due 11/03/97 (Collateralized by $2,934,916 current face
               Federal National Mortgage Association, Pool #296042, 6.14%,
               due 12/01/33, valued at $2,939,502)                                2,861,197
         471  Bank of New York Depository Reserve, 4.6%, due 11/03/97                   471
                                                                              -------------
                                                                                  2,861,668
                                                                              -------------

              TOTAL INVESTMENTS (Cost: $55,971,521) (98.8%)                      54,637,199

              EXCESS OF OTHER ASSETS OVER LIABILITIES (1.2%)                        669,913
                                                                              -------------

              NET ASSETS (100%)                                               $  55,307,112
                                                                              =============

See accompanying Notes to Financial Statements.

TCW Galileo Long-Term Mortgage Backed Securities Fund


SCHEDULE OF INVESTMENTS
-----------------------
  Principal
   Amount           FIXED INCOME SECURITIES                                                             Value
-------------       -----------------------                                                         -------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS -
                    FIXED RATE (47.8% OF Net Assets)
$   2,000,000       CMC Securities Corporation III (94-A-A12), 6.75%, due 02/25/24, (PAC)           $   1,987,480
    1,433,415       Citicorp Mortgage Securities, Inc. (95-2-A1), 7.5%, due 04/25/25                    1,448,093
       21,785       Federal Home Loan Mortgage Corp. (1484-K), 6%, due 01/15/98                            21,749
    1,640,209       Federal Home Loan Mortgage Corp. (1796-A-E), 6%, due 09/15/08                       1,611,523
    1,782,000       Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09                      1,726,063
      997,034       Federal Home Loan Mortgage Corp. (1805-A-A), 6.5%, due 12/15/08                       998,737
    1,000,000       Federal Home Loan Mortgage Corp. (1844 E), 6.5%, due 10/15/13                         982,586
      827,033       Federal Home Loan Mortgage Corp. (1541-J), 6.5% , due 07/15/23                        828,240
    3,144,107       Federal Home Loan Mortgage Corp. (1717-MA), 6.5%, due 04/15/24                      3,073,270
      310,642       Federal Home Loan Mortgage Corp. (1175 C), 8%, due 01/15/21, (TAC)                    318,082
    2,003,310       Federal Home Loan Mortgage Corp. -Government National
                       Mortgage Association (43-OA), 6.5%, due 07/17/23                                 1,963,985
    2,000,000       Federal National Mortgage Association (93-X-130A-NA), 6.5%, due 05/25/23            1,945,180
    1,894,734       Federal National Mortgage Association (93-223-EA), 6.5%, due 12/25/23, (PAC)        1,848,843
      487,907       Federal National Mortgage Association (93-2-B), 7.2%, due 11/25/03                    500,432
    1,000,000       Federal National Mortgage Association (92-215-PL), 7.25%, due 11/25/21, (PAC)       1,037,820
    4,000,000       Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22                  4,264,360
    4,145,426       Government National Mortgage Association (94-2-Z), 7.99125%, due 07/16/24           4,364,014
    1,500,000       Residential Funding Mortgage Securities I (95-S7-A9), 8%, due 05/25/10, (I/O)         302,932
    4,551,404       Ryland Acceptance Corporation Four (63-D), 8.75%, due 04/01/19                      4,628,778
    1,577,511       Salomon Brothers Mortgage Securities VII (96-2-A1), 7.5%, due 05/26/26              1,599,126
    2,139,106       Securitized Asset Sales, Inc. (95-B-A2), 7.41%, due 09/25/24                        2,150,307
    1,319,127       Securitized Asset Sales, Inc. (95-4-A7), 7.5%, due 11/25/25                         1,318,877
                                                                                                    -------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                      FIXED RATE (Cost: $37,847,396)                                                   38,920,477
                                                                                                    -------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS -
                      VARIABLE RATE (12.8%)
    1,500,000       CMC Securities Corporation III (94-A-A22), 7.231%, due 02/25/24, (I/F)              1,158,750
    2,000,000       Federal Home Loan Mortgage Corp. (1422-SA), 8.2159%, due 11/15/07, (I/F)            1,914,360
    2,000,000       Federal Home Loan Mortgage Corp. (1620-SB), 10%, due 11/15/23, (I/F)                1,720,420
    2,288,691       Federal National Mortgage Association (93-189-S), 7.35799%, due 10/25/23, (I/F)     2,084,883
    3,000,000       Federal National Mortgage Association (94-40 SA), 7.67812%, due 3/25/24, (I/F)      2,539,770
    1,000,000       Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23, (I/F) (PAC)     958,080
       73,817       Northwestern Acceptence Corp. I (A-1), 6.25%, due 02/20/18                             73,530
                                                                                                    -------------

                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                      VARIABLE RATE (Cost: $8,640,990)                                                 10,449,793
                                                                                                    -------------

                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      FIXED RATE PASS-THROUGH SECURITIES (23.0%)
    1,442,295       FHA (#000-13002), 7.125%, due 03/01/04                                              1,426,070
    2,863,784       FHA (#012-11216), 7.185%, due 05/01/29                                              2,842,306
    1,907,088       FHA (#044-10592), 7.625%, due 09/01/22                                              1,926,159
    1,353,539       FHA (#081-11017), 7.75%, due 04/01/24                                               1,373,842
    2,556,687       FHA (#112-43055), 9.25%, due 05/25/32                                               2,713,284

PAC - Planned Amortization Class.
I/O - Interest Only security.
TAC - Target Amortization Class.
I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS,INC

                                                                October 31, 1997




  Principal
   Amount           FIXED INCOME SECURITIES                                                             Value
-------------       -----------------------                                                         -------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      FIXED RATE PASS-THROUGH SECURITIES (Continued)
$       9,593       Federal Home Loan Mortgage Corp., Pool #250685, 6.5%, due 10/01/99              $       9,640
    1,282,509       Federal National Mortgage Association, Pool #310001, 6%, due 09/01/00               1,276,096
    1,807,544       Federal National Mortgage Association, Pool #347216, 6%, due 09/01/00               1,857,270
       10,758       Federal National Mortgage Association, Pool #62420, 7.5%, due 03/01/06                 11,171
    2,244,175       Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11             2,304,498
       15,752       Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09                16,708
    1,415,794       Government National Mortgage Association, Pool #365618, 7%, due 10/15/33            1,395,435
    1,555,382       Government National Mortgage Association, Pool #351003, 7.5%, due 07/15/28          1,558,788
        5,425       Government National Mortgage Association, Pool #176192, 8.25%, due 12/15/01             5,590
       50,963       Government National Mortgage Association, Pool #3933, 8.25%, due 07/15/04              52,811
        9,425       Government National Mortgage Association, Pool #217350, 9.25%, due 08/15/00             9,719
                                                                                                   --------------

                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     FIXED RATE PASS-THROUGH SECURITIES (Cost: $18,708,954)                            18,779,387
                                                                                                   --------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     VARIABLE RATE PASS-THROUGH SECURITIES (11.3%)
    1,359,643       Federal Home Loan Mortgage Corp., Pool #846317, 7.628%, due 08/01/26                1,397,047
    2,148,334       Federal Home Loan Mortgage Corp., Pool #846510, 7.889%, due 04/01/25                2,247,888
      726,454       Federal Home Loan Mortgage Corp., Pool #755183, 7.999%, due 12/01/15                  754,488
    2,617,439       Federal National Mortgage Association, Pool #348025, 7.63%, due 06/01/26            2,693,188
      440,401       Federal National Mortgage Association, Pool #137064, 7.657%, due 03/01/19             444,805
    1,575,177       Federal National Mortgage Association, Pool #124410, 7.818%, due 07/01/22           1,631,332
                                                                                                   --------------

                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     VARIABLE RATE PASS-THROUGH SECURITIES (Cost: $8,994,074)                           9,168,748
                                                                                                   --------------

                   U.S. TREASURY SECURITIES (0.4%)
      197,000      Certificate Accrual Treasury Strip, 0%, due 08/15/01                                   158,459
      177,000      Certificate Accrual Treasury Strip, 0%, due 05/15/06                                   106,112
      112,000      Certificate Accrual Treasury Strip, 0%, due 08/15/08                                    58,053
                                                                                                   --------------
                   TOTAL U.S. TREASURY SECURITIES (Cost: $307,268)                                        322,624
                                                                                                   --------------
                   TOTAL FIXED INCOME SECURITIES (Cost:  $74,498,682)  (95.3%)                         77,641,029
                                                                                                   --------------

                   SHORT-TERM INVESTMENT (Cost: $3,985,557) (4.9%)
                   -----------------------------------------------
    3,985,557      Repurchase Agreement, Goldman Sachs, dated 10/31/97,
                    5.67%, due 11/03/97 (Collateralized by $4,088,264 current face,
                    Federal National Mortgage Association, Pool #296042, 6.14%,
                    due 12/01/33, valued at $4,094,652)                                                 3,985,557
                                                                                                   --------------

                    TOTAL INVESTMENTS (COST: $78,484,239) (100.2%)                                     81,626,586

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2% )                                       (184,749)
                                                                                                   --------------

                    NET ASSETS (100%)                                                              $   81,441,837
                                                                                                   ==============

See accompanying Notes to Financial Statements.

TCW Galileo Convertible Securities Fund

SCHEDULE OF INVESTMENTS
-----------------------
  Number
 of Shares
or Principal
   Amount            FIXED INCOME AND EQUITY SECURITIES                                  Value
------------         ----------------------------------                              -------------
                     BASIC INDUSTRIES (7.3% OF NET ASSETS)
                     OIL & GAS - DOMESTIC  (4.2%)
$    500,000         Baker Hughes, Inc., 0%, due 05/05/08                            $     439,615
       7,200         EVI, Inc., (144A), $2.50 Convertible Preferred                        362,700 *
     330,000         Loews Corp., Exchangeable Diamond Offshore, 3.125%,
                       due 09/15/07                                                        372,900
       6,300         Unocal Corp., $3.125 Convertible Preferred                            376,425
                                                                                     -------------
                       Total Oil & Gas - Domestic                                        1,551,640
                                                                                     -------------

                     OIL AND GAS - INTERNATIONAL (0.8%)
       3,200         Occidental Petroleum Corp., (Canada) Exchangeable Canadian
                       Occidental Petroleum, $3.00 Convertible Preferred                   302,400
                                                                                     -------------

                     PAPER, FOREST PRODUCTS & CONTAINERS (0.8%)
$    305,000         Metsa Serla, OYJ, (Finland), (144A), 4.375%, due 10/15/02             303,475 *
                                                                                     -------------

                     TRANSPORTATION (1.5%)
$    240,000         Halter Marine Group, Inc., (144A), 4.5%, due 09/15/04                 303,000 *
       3,500         Hvide Marine, Inc., (144A), $3.25 Convertible Preferred               233,590 *
                                                                                     -------------
                       Total Transportation                                                536,590
                                                                                     -------------
                     TOTAL BASIC INDUSTRIES (Cost:$2,366,230)                            2,694,105
                                                                                     -------------

                     CAPITAL GOODS (26.2%)
                     AEROSPACE & CONGLOMERATES (2.5%)

$    305,000         Hexcel Corp., 7%, due 08/01/03                                        547,475
$    330,000         Morgan Stanley Group Inc., Exchangeable Boeing Co., 0%,
                       due 09/30/00                                                        360,941
                                                                                     -------------
                       Total Aerospace & Conglomerates                                     908,416
                                                                                     -------------

                     ELECTRONICS (5.8%)
$     95,000         Adaptec, Inc., 4.75%, due 02/01/04                                    107,469
$    285,000         Adaptec, Inc., (144A), 4.75%, due 02/01/04                            322,406 *
$    355,000         Premiere Technologies, (144A), 5.75%, due 07/01/04                    425,113 *
$    385,000         Tel-Save Holdings, Inc., (144A), 4.5%, due 09/15/02                   422,056 *
$    885,000         XILINX, Inc., (144A), 5.25%, due 11/01/02                             882,788 *
                                                                                     -------------
                       Total Electronics                                                 2,159,832
                                                                                     -------------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                              October 31, 1997

  Number
 of Shares
or Principal
  Amount             FIXED INCOME AND EQUITY  SECURITIES                                 Value
----------           -----------------------------------                             -------------
                     INFORMATION PROCESSING (5.5%)
       7,700         Morgan Stanley Group, Inc., Exchangeable Cisco Systems, Inc.,
                       $4.00 Convertible Preferred                                   $     605,120
$    635,000         Safeguard Scientifics Inc., (144A), 6%, due  02/01/06                 695,325 *
$    385,000         Vantive Corp., (144A), 4.75%, due 09/01/02                            361,769 *
$    365,000         Wind River Systems, Inc.,  (144A), 5%, due 08/01/02                   379,600 *
                                                                                     -------------
                       Total Information Processing                                      2,041,814
                                                                                     -------------

                     OFFICE EQUIPMENT & SUPPLIES (1.0%)
$    350,000         Xerox Corp., 2.875%, due 07/01/02                                     354,813
                                                                                     -------------

                     POLLUTION CONTROL (8.2%)
$    900,000         Thermo Electron Corp., Euro, 4.25%, due 01/01/03                    1,011,600
$    800,000         USA Waste Systems, Inc., 4%, due 02/01/02                             846,000
$  1,000,000         United States Filter Corp., 4.5%, due 12/15/01                      1,183,750
                                                                                     -------------
                       Total Pollution Control                                           3,041,350
                                                                                     -------------

                     TELECOMMUNICATION EQUIPMENT (3.2%)
$  1,470,000         Motorola, Inc., 0%, due 09/27/13                                    1,168,650
                                                                                     -------------
                     TOTAL CAPITAL GOODS (Cost:$9,118,751)                               9,674,875
                                                                                     -------------

                     CONSUMER CYCLICALS (COST : $405,000) (1.2%)
                     AUTOMOTIVE  (1.2%)
$    405,000         Tower Automotive, Inc., (144A), 5%, due 08/01/04                      425,250 *
                                                                                     -------------

                     CONSUMER STAPLES (55.5%)
                     DRUGS & HOSPITAL SUPPLY (3.3%)
$    580,000         Sandoz Capital BVI, Ltd., (Switzerland), Euro, 2%, due 10/06/02       867,825
$    195,000         Sepracor, Inc., Euro, 7%, due 12/01/02                                366,194
                                                                                     -------------
                       Total Drugs & Hospital Supply                                     1,234,019
                                                                                     -------------

                     ENTERTAINMENT, LEISURE & MEDIA (10.7%)
       9,500         Chancellor Media Corp., (144A), $3.00 Convertible Preferred           586,321 *
$    345,000         Family Golf Centers, Inc., (144A), 5.75%, due 10/15/04                339,394 *
      20,300         Houston Industries, Inc., Exchangeable Time Warner, Inc.,
                       $3.215  Convertible Preferred                                     1,111,425
      16,100         Merrill Lynch & Company, Inc., Exchangeable Cox
                       Communications, Inc., $1.3725 Convertible Preferred                 436,713
       4,600         TCI Pacific Communications, Inc., $5.00 Convertible Preferred         641,125
$    400,000         Tele-Communications International, Inc., 4.5%, due 02/15/06           337,000
       8,500         U.S. West, Inc., Exchangeable U.S. West Media Group,
                       $2.25 Convertible Preferred                                         487,688
                                                                                     -------------
                       Total Entertainment, Leisure & Media                              3,939,666
                                                                                     -------------

* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

TCW Galileo Convertible Securities Fund

-----------------------------------

  Number
 of Shares
or Principal
  Amount             FIXED INCOME AND EQUITY  SECURITIES                                 Value
----------           -----------------------------------                             -------------
                     RETAIL - FOOD & DRUG (1.8%)
$    605,000         Rite Aid Corp., (144A), 5.25%, due 09/15/02                     $     651,888 *
                                                                                     -------------

                     FOODS, HOTELS & RESTAURANTS (9.8%)
       7,000         Apple South, Inc., (144A), $3.50 Convertible Preferred                504,000 *
$    405,000         Einstein/Noah Bagel Corp., (144A), 7.25%, due 06/01/04                329,569 *
$    755,000         Fine Host Corp., (144A), 5%, due 11/01/04                             690,825 *
$  1,030,000         Hospitality Franchise Service, Inc., 4.75%, due 03/01/03            1,275,912
       1,000         Host Marriott Financial Trust, $3.375 Convertible Preferred            65,250
       5,000         Host Marriott Financial Trust, (144A), $3.375 Convertible
                      Preferred                                                            321,816 *
$    400,000         Signature Resorts, 5.75%, due 01/15/07                                429,000
                                                                                     -------------
                       Total Foods, Hotels & Restaurants                                 3,616,372
                                                                                     -------------

                     HEALTHCARE (9.3%)
$    540,000         Assisted Living Concepts, Inc., 6%, due 11/01/02                      594,000
$    360,000         Atria Communities, Inc., (144A), 5%, due 10/15/02                     364,500 *
$     45,000         Concentra Managed Care, Inc., 6%, due 12/15/01                         55,871
$    300,000         Concentra Managed Care, Inc., (144A), 6%, due 12/15/01                370,635 *
       8,000         Laboratory Corp. of America, $4.25 Convertible Preferred              436,000
$    310,000         Morgan Stanley Group, Inc., Exchangeable Johnson & Johnson,
                       2%, due 03/29/02                                                    332,522
$     50,000         Physician Resource, (144A), 6%, due 12/01/01                           43,225 *
$    300,000         Physician Resource, (144AI, Reg D), 6%, due 12/01/01                  259,347 *
$     50,000         Quintiles Transnational Corp., 4.25%, due 05/31/00                     51,750
$    320,000         Quintiles Transnational Corp., (144AI, Reg D), 4.25%,
                       due 05/31/00                                                        348,599 *
$    285,000         Sunrise Assisted Living, (144A), 5.5%, due 06/15/02                   342,356 *
$    245,000         Tenet Healthcare Corp., Exchangeable Vencor, Inc.,
                       6%, due 12/01/05                                                    239,488
                                                                                     -------------
                       Total Healthcare                                                  3,441,293
                                                                                     -------------

                     RETAIL (9.0%)
$    350,000         Charming Shoppes, Inc., 7.5%, due 07/15/06                            343,438
$  1,285,000         Costco Companies, Inc., (144A), 0%, due 08/19/17                      695,506 *
$    665,000         Home Depot, Inc., 3.25%, due 10/01/01                                 857,019
       9,100         Kmart Corp., $3.875 Convertible Preferred                             518,131
$    585,000         Staples, Inc., Euro, 4.5%, due 10/01/00                               742,650
$    125,000         Staples, Inc., (144A), 4.5%, due 10/01/00                             158,262 *
                                                                                     -------------
                       Total Retail                                                      3,315,006
                                                                                     -------------

                     SERVICES - BUSINESS  (11.6%)
$    495,000         Corestaff, Inc., 2.94%, due 08/15/04                                  407,138
$  1,050,000         CUC International, Inc., (144A), 3%, due 02/15/02                   1,194,375 *
       7,200         Dimon, Inc., $2.008 Convertible Preferred                             180,000
$    440,000         Interpublic Group of Companies, Inc., (144A), 1.8%, due 09/16/04      359,700 *
$    560,000         Omnicom Group, Inc., (144A), 4.25%, due 01/03/07                      704,200 *

* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1997

  Number
 of Shares
or Principal
  Amount             FIXED INCOME AND EQUITY  SECURITIES                                 Value
----------           -----------------------------------                             -------------
                     SERVICES - BUSINESS (CONTINUED)
$    350,000         Personnel Group of America, Inc., (144A), 5.75%, due 07/01/04   $     409,500 *
$    350,000         Smartalk Teleservices, Inc., (144A), 5.75%, due 09/15/04              367,938 *
       9,500         Snyder Communications, Inc., $1.6778 Convertible Preferred            270,750
$    400,000         U.S. Office Products Co., 5.5%, due 05/15/03                          375,612
                                                                                     -------------
                       Total Services - Business                                         4,269,213
                                                                                     -------------
                     TOTAL CONSUMER STAPLES (Cost: $18,334,976)                         20,467,457
                                                                                     -------------

                     CREDIT SENSITIVE (5.7%)
                     REAL ESTATE (1.4%)
$    220,000         LTC Properties, Inc., 8.25%, due 07/01/01                             260,150
$    200,000         LTC Properties, Inc., 8.5%, due 01/01/01                              262,250
                                                                                     -------------
                       Total Real Estate                                                   522,400
                                                                                     -------------

                     INSURANCE (1.9%)
       1,600         PennCorp Financial Group, Inc., (144A), $3.50
                       Convertible Preferred                                                86,112 *
       4,500         PennCorp Financial Group, Inc., (144AI, Reg D), $3.50
                       Convertible Preferred                                               242,190 *
      10,200         Salomon, Inc., Exchangeable Financial Security Assurance
                       Holdings, Ltd., $2.30 Convertible Preferred                         374,213
                                                                                     -------------
                       Total Insurance                                                     702,515
                                                                                     -------------

                     FINANCIAL SERVICES (2.4%)
       7,400         SunAmerica Corp., $3.188 Convertible Preferred                        325,138
      18,300         Westpac Banking Corp., Ltd., $3.135 Convertible Preferred             567,300
                                                                                     -------------
                       Total Financial Services                                            892,438
                                                                                     -------------

                     TOTAL CREDIT SENSITIVE (Cost:$1,919,171)                            2,117,353
                                                                                     -------------

                     TOTAL FIXED INCOME AND EQUITY SECURITIES
                       (COST: $32,144,128) (95.9%)                                      35,379,040
                                                                                     -------------

                     SHORT-TERM INVESTMENT (COST: $1,380,527) (3.7%)
                     -----------------------------------------------
$  1,380,527         Bank of New York Depository Reserve, 4.6%, due 11/03/97             1,380,527
                                                                                     -------------

                     TOTAL INVESTMENTS (COST: $33,524,655) (99.6%)                      36,759,567

                     EXCESS OF OTHER ASSETS OVER LIABILITIES (0.4%)                        130,473
                                                                                     -------------
                     NET ASSETS (100%)                                               $  36,890,040
                                                                                     =============

* Restricted security.  (Note 6)
See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

SCHEDULE OF INVESTMENTS
-----------------------
   Number
  Of Shares        EQUITY SECURITIES                               VALUE
  ---------        -----------------                            ------------

               BASIC INDUSTRIES (9.5% OF NET ASSETS)
               Transportation (9.5%)
     13,000    AMR Corp.                                        $  1,513,688
     45,733    Burlington Northern Santa Fe                        4,344,635
     52,100    Delta Air Lines, Inc.                               5,249,075
     41,700    UAL Corp.                                           3,653,962
                                                                 ------------
               TOTAL BASIC INDUSTRIES (Cost: $10,257,066)         14,761,360
                                                                ------------

               CAPITAL GOODS (36.5%)
               Aerospace (6.5%)
    100,500    Boeing Co.                                          4,811,438
     75,200    United Technologies Corp.                           5,264,000
                                                                ------------
                 Total Aerospace                                  10,075,438
                                                                ------------

               Electronics, Semiconductors & Instruments (8.7%)
     40,900    Honeywell, Inc.                                     2,783,756
    119,400    Intel Corp.                                         9,193,800
     45,500    Oracle Corp.                                        1,628,047  **
                                                                ------------
                 Total Electronics, Semiconductors & Instruments  13,605,603
                                                                ------------

               Telecommunications Equipment (7.7%)
     94,000    Cisco Systems, Inc.                                 7,710,938
     29,800    Lucent Technologies, Inc.                           2,456,638
     45,600    3Com Corp.                                          1,889,550  **
                                                                ------------
                 Total Telecommunications Equipment               12,057,126
                                                                ------------

               Information Processing (9.0%)
     62,300    Computer Sciences Corp.                             4,419,406
     55,200    Microsoft Corp.                                     7,176,000
     30,700    Xerox Corp.                                         2,434,894
                                                                ------------
                 Total Information Processing                     14,030,300
                                                                ------------
               Machinery  (3.0%)
     91,900    Caterpillar, Inc.                                   4,709,875
                                                                ------------

               Services (1.6%)
     84,000    Corrections Corp. of America                        2,562,000  **
                                                                ------------

               TOTAL CAPITAL GOODS (Cost: $32,941,023)            57,040,342
                                                                ------------

** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

   Number
  of Shares    EQUITY SECURITIES                                   Value
  ---------    -----------------                                ------------

               CONSUMER CYCLICALS (8.1%)
               Autos & Auto Parts (8.1%)
    140,226    Ford Motor Co.                                   $  6,126,123
     71,700    Lear Seating Corp.                                  3,446,081
     47,800    Magna International, Inc.                           3,148,825
                                                                ------------
               TOTAL CONSUMER CYCLICALS (Cost: $9,153,300)        12,721,029
                                                                ------------

               CONSUMER STAPLES (32.5%)
               Beverages, Distributions & Restaurants (2.2%)
     92,800    PepsiCo, Inc.                                       3,416,200
                                                                ------------

               Cosmetics And Household Products (2.5%)
     57,400    Procter & Gamble Co.                                3,903,200
                                                                ------------

               Foods & Restaurants (1.9%)
     60,600    Kellogg Co.                                         2,609,587
      9,280    Tricon Global Restaurants, Inc.                       281,300  **
                                                                ------------
                 Total Foods & Restuarants                         2,890,887
                                                                ------------

               Healthcare (9.3%)
     38,600    Johnson & Johnson                                   2,214,675
     78,600    Lilly (Eli) & Co.                                   5,256,375
     35,600    United Healthcare Corp.                             1,648,725
     38,300    Warner-Lambert Co.                                  5,484,081
                                                                ------------
                 Total Healthcare                                 14,603,856
                                                                ------------

               Leisure, Entertainment, Media & Hotels (8.3%)
    116,400    Mirage Resorts, Inc.                                2,910,000  **
    195,891    Westinghouse Electric Corp.                         5,178,868
     83,600    Time Warner, Inc.                                   4,822,675
                                                                ------------
                 Total Leisure, Entertainment, Media & Hotels     12,911,543
                                                                ------------

               Retail (5.6%)
    119,699    Home Depot, Inc.                                    6,658,257
     62,800    Tandy Corp.                                         2,158,750
                                                                ------------
                 Total Retail                                      8,817,007
                                                                ------------

               Tobacco (2.7%)
    104,400    Philip Morris Companies, Inc.                       4,136,850
                                                                ------------

               TOTAL CONSUMER STAPLES (Cost: $40,406,570)         50,679,543
                                                                ------------

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

SCHEDULE OF INVESTMENTS (Continued)
-----------------------------------
   Number
  Of Shares    EQUITY SECURITIES                                   Value
  ---------    -----------------                                ------------
               CREDIT SENSITIVE (13.3%)
               Financial Services (13.3%)
     63,500    Associates First Capital Corp.                   $  4,040,188
     39,000    Citicorp                                            4,877,437
     82,000    Federal National Mortgage Association               3,971,875
     51,300    Marsh & McLennan Companies, Inc.                    3,642,300
     63,000    Merrill Lynch & Co., Inc.                           4,260,375
                                                                ------------
               TOTAL CREDIT SENSITIVE (Cost: $12,624,086)         20,792,175
                                                                ------------

               TOTAL INVESTMENTS (COST: $105,382,045) (99.9%)    155,994,449

               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.1%)        118,544
                                                                ------------

               NET ASSETS (100%)                                $156,112,993
                                                                ============

See accompanying Notes to Finacial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Earnings Momentum Fund
                                                                October 31, 1997

SCHEDULE OF INVESTMENTS
-----------------------


Number of Shares           EQUITY SECURITIES                                                        Value
----------------           -----------------                                                    -------------
                           CAPITAL GOODS (32.5% of Net Assets)
                           Aerospace & Defense (1.7%)
        59,900             BE Aerospace, Inc.                                                   $   1,684,687  **
                                                                                                -------------

                           Computer Software & Services (7.1%)
        11,300             Aspect Development, Inc.                                                   528,275  **
        40,000             BDM International, Inc.                                                    885,000  **
        50,500             Ciber, Inc.                                                              2,234,625  **
        17,400             Hall, Kinion & Associates, Inc.                                            271,875  **
        70,000             Legato Systems, Inc.                                                     2,992,500  **
        14,500             RWD Technologies, Inc.                                                     326,250  **
                                                                                                -------------
                            Total Computer Software & Services                                      7,238,525
                                                                                                -------------

                           Electronics (9.3%)
        31,125             AFC Cable Systems, Inc.                                                    883,172  **
       113,400             Anicom, Inc.                                                             1,757,700  **
        64,700             Bolder Technologies Corp.                                                  768,312  **
        84,600             C.P. Clare Corp.                                                         1,427,625  **
        29,900             ECI Telecommunications, Ltd. (Israel)                                      825,987
        14,700             Genesys Telecommunications Laboratories, Inc.                              470,400  **
        27,000             Integrated Circuit Systems, Inc.                                           924,750  **
        50,400             MRV Communications, Inc.                                                 1,474,200  **
         4,700             Tollgrade Communications, Inc.                                             115,738
        42,500             Sheldahl, Inc.                                                             828,750  **
                                                                                                -------------
                            Total Electronics                                                       9,476,634
                                                                                                -------------

                           Information Processing (9.7%)
         2,400             Advantage Learning Systems, Inc.                                            60,600  **
        31,900             Aspen Technologies, Inc.                                                 1,200,237  **
        54,500             Citrix Systems, Inc.                                                     4,002,344  **
        67,800             Computer Products, Inc.                                                  1,847,550  **
        10,500             Great Plains Software, Inc.                                                250,687  **
        43,900             QAD, Inc.                                                                  620,088  **
        29,800             Radiant Systems, Inc.                                                      540,125  **
        21,400             Saville Systems, PLC (ADR) (Ireland)                                     1,278,650  **
         3,600             TSI International Software, Ltd.                                            39,150  **
                                                                                                -------------
                            Total Information Processing                                            9,839,431
                                                                                                -------------

                           Office Equipment & Building Supplies (1.1%)
        28,400             Daisytek International Corp.                                             1,082,750  **
                                                                                                -------------

**  Non-income producing
See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

-----------------------------------

      Number
    of Shares              EQUITY SECURITIES                                                          Value
--------------             -----------------                                                    -------------

                           Pollution Control (3.6%)
         3,100             Casella Waste Systems, Inc.                                          $      68,587
        11,300             Culligan Water Technologies, Inc.                                          481,663  **
        50,400             Tetra Tech, Inc.                                                         1,316,700  **
        79,100             Tetra Technologies, Inc.                                                 1,824,244  **
                                                                                                -------------
                             Total Pollution Control                                                3,691,194
                                                                                                -------------
                           TOTAL CAPITAL GOODS (Cost: $23,480,321)                                 33,013,221
                                                                                                -------------

                           CONSUMER CYCLICALS (1.6%)
                           Autos & Auto Parts  (1.6%)
        25,100             Dura Automotive Systems, Inc.                                              778,100  **
        85,900             Miller Industries, Inc.                                                    869,737  **
                                                                                                -------------
                           TOTAL CONSUMER CYCLICALS (Cost: $1,591,426)                              1,647,837
                                                                                                -------------

                           CONSUMER STAPLES (56.9%)
                           Cosmetics & Household Products  (0.5%)
        35,600             Enamelon, Inc.                                                             551,800  **
                                                                                                -------------

                           Drugs & Hospital Supply (6.7%)
        66,700             BioChem Pharma, Inc. (Canada)                                            1,671,669  **
        43,700             Gulf South Medical Supply, Inc.                                          1,442,100  **
        35,200             PathoGenesis Corp.                                                       1,267,200  **
        25,600             Pharmacyclics, Inc.                                                        652,800  **
        25,700             Safeskin Corp.                                                           1,166,138  **
        48,500             Selfcare, Inc.                                                             612,312  **
                                                                                                -------------
                              Total Drugs & Hospital Supply                                         6,812,219
                                                                                                -------------

                           Foods, Hotels & Restaurants (6.5%)
         4,000             Beringer Wine Estates Holdings, Inc.                                       124,000
        64,100             Fine Host Corp.                                                          1,794,800  **
        29,200             Il Fornaio (America) Corp.                                                 388,725  **
        79,100             Interstate Hotels Co.                                                    2,432,325  **
        17,500             O'Charley's, Inc.                                                          323,750  **
        25,950             Signature Resorts, Inc.                                                    677,944  **
        42,300             United Natural Foods, Inc.                                                 888,300  **
                                                                                                -------------
                              Total Foods, Hotels & Restaurants                                     6,629,844
                                                                                                -------------

                           Healthcare (15.4%)
        33,300             BioReliance Corp.                                                          740,925  **
        65,100             Complete Management, Inc.                                                1,131,113  **
        62,600             Concentra Managed Care, Inc.                                             2,042,325  **
        48,100             Cytyc Corp.                                                              1,142,375  **
        51,800             Envoy Corp.                                                              1,450,400  **

**  Non-income producing
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1997


    Number
  of Shares                EQUITY SECURITIES                                                       Value
--------------             ------------------                                                   -------------
                           Healthcare (Continued)
        18,000             Express Scripts, Inc.                                                $   1,014,750  **
        51,400             Healthcare Recoveries, Inc.                                                950,900  **
        27,700             MedCath, Inc.                                                              436,275  **
        99,400             NeoPath, Inc.                                                            1,801,625  **
        72,600             Neoprobe Corp.                                                             726,000  **
        25,300             OEC Medical Systems, Inc.                                                  461,725  **
        55,100             Ocular Sciences, Inc.                                                    1,212,200  **
        42,500             Simione Central Holdings, Inc.                                             472,812  **
        63,333             Total Renal Care Holdings, Inc.                                          1,951,458  **
        16,900             Urocor, Inc.                                                               141,538  **
                                                                                                -------------
                              Total Healthcare                                                     15,676,421
                                                                                                -------------

                           Leisure, Entertainment, Photo & Media (5.8%)
        72,200             Family Golf Centers, Inc.                                                1,931,350  **
        80,700             Gemstar International Group, Ltd. (Virgin Islands)                       1,785,488  **
        63,500             Macrovision Corp.                                                          889,000  **
        40,200             Metro Networks, Inc.                                                     1,246,200  **
                                                                                                -------------
                              Total Leisure, Entertainment, Photo & Media                           5,852,038
                                                                                                -------------
                           Retail (2.9%)
        73,050             Just for Feet, Inc.                                                      1,082,053  **
         9,600             Linens 'N Things, Inc.                                                     345,000  **
        93,500             Marks Brothers Jewelers, Inc.                                            1,519,375  **
                                                                                                -------------
                              Total Retail                                                          2,946,428
                                                                                                -------------

                           Schools (1.9%)
        22,300             EduTrek International, Inc.                                                546,350  **
        39,100             Learning Tree International, Inc.                                        1,358,725  **
                                                                                                -------------
                                                    Total Schools                                   1,905,075
                                                                                                -------------

                           Services - Business (17.2%)
        17,400             Administaff, Inc.                                                          376,275  **
        90,700             American Residential Services, Inc.                                      1,326,488  **
        54,700             Brightpoint, Inc.                                                        1,960,200  **
        172,097            Corporate Express, Inc.                                                  2,527,675  **
        50,600             CSG Systems International, Inc.                                          1,982,887  **
        18,100             Hagler Bailly, Inc.                                                        366,525  **
        28,500             Industrial Distribution Group, Inc.                                        552,188  **
        28,500             Innovative Valve Technologies, Inc.                                        498,750  **
        33,000             MAXIMUS, Inc.                                                              924,000  **
        79,000             Norwood Promotional Products, Inc.                                       1,264,000  **
        28,300             Nova Corp.                                                                 760,562  **

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

-----------------------------------

    Number
  of Shares                EQUITY SECURITIES                                                        Value
--------------             -----------------                                                    -------------
                           Services - Business (Continued)
        49,100             Pegasus Systems, Inc.                                                $     761,050  **
        71,500             Stericycle, Inc.                                                           670,313  **
        21,800             Stewart Enterprises, Inc., Class A                                         904,700  **
        50,300             Wackenhut Corrections Corp., Class B                                     1,012,287
        60,600             Wilmar Industries, Inc.                                                  1,590,750  **
                                                                                                -------------
                              Total Services - Business                                            17,478,650
                                                                                                -------------
                           TOTAL CONSUMER STAPLES (Cost: $47,628,640)                              57,852,475
                                                                                                -------------

                           CREDIT SENSITIVE (5.1%)
                           Financial Services (1.5%)
        28,200             American Capital Strategies, Ltd.                                          507,600  **
        46,900             ARM Financial Group, Inc.                                                1,014,213  **
                                                                                                -------------
                              Total Financial Services                                              1,521,813
                                                                                                -------------

                           Insurance (1.4%)
        22,800             PAULA Financial                                                            575,700  **
        28,800             PXRE Corp.                                                                 878,400
                                                                                                -------------
                              Total Insurance                                                       1,454,100
                                                                                                -------------


                           Real Estate (0.9%)
        18,400             Imperial Credit Commercial Mortgage Investment Corp.                       303,600  **
        14,900             LaSalle Partners, Inc.                                                     544,781
                                                                                                -------------
                              Total Real Estate                                                       848,381
                                                                                                -------------

                           Telecommunications (1.3%)
        58,000             Omnipoint Corp.                                                          1,344,875  **
                                                                                                -------------
                           TOTAL CREDIT SENSITIVE (Cost: $4,605,318)                                5,169,169
                                                                                                -------------
                           TOTAL EQUITY SECURITIES (Cost: $77,305,705) (96.1%)                     97,682,702
                                                                                                -------------

Principal Amount           SHORT-TERM INVESTMENT (Cost: $6,266,799) (6.1%)
----------------           -----------------------------------------------
$    6,266,799             Bank Of New York Depository Reserve, 4.6%, due 11/03/97                  6,266,799
                                                                                                -------------

                           TOTAL INVESTMENTS (Cost: $83,572,504) (102.2%)                         103,949,501

                           LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)                           (2,282,133)
                                                                                                -------------
                           NET ASSETS (100%)                                                    $ 101,667,368
                                                                                                =============

**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS                                         October 31, 1997
-----------------------
  Number of
   Shares      EQUITY SECURITIES                                    Value
  ---------    -----------------                                ------------

               COMMON STOCK
               ------------
               BASIC MATERIALS (2.1% OF Net Assets)
               Oil & Gas (2.1%)
     24,900    Patterson Energy, Inc.                           $  1,394,400  **
     45,900    Precision Drilling Corp.                            1,411,425  **
                                                                ------------
               TOTAL BASIC MATERIALS (Cost: $3,132,277)            2,805,825
                                                                ------------

               CAPITAL GOODS (37.5%)
               Electronics (7.4%)
     48,000    Advanced Fibre Communications                       1,395,000  **
     88,000    Maxim Integrated Products, Inc.                     5,830,000  **
     97,100    Pairgain Technologies, Inc.                         2,743,075  **
                                                                ------------
                 Total Electronics                                 9,968,075
                                                                ------------

               Information Processing (30.0%)
     87,200    Avid Technology, Inc.                               2,490,650  **
     21,900    Baan Company N.V.                                   1,535,737  **
     25,800    CBT Group, PLC (ADR) (Ireland)                      1,980,150  **
     71,200    Cerner Corp.                                        1,726,600  **
    103,500    Cognex Corp.                                        2,768,625  **
     46,650    Computer Horizons Corp.                             1,416,994  **
    115,000    E*TRADE Group, Inc.                                 3,550,625  **
    139,300    Fore Systems, Inc.                                  2,263,625  **
     75,800    Netscape Communications Corp.                       2,491,925  **
     86,300    Peoplesoft, Inc.                                    5,426,112  **
     90,600    Security Dynamics Technologies, Inc.                3,069,075  **
    149,600    Siebel Systems, Inc.                                6,040,100  **
     53,700    Transaction Systems Architects, Inc.                2,101,013  **
     89,800    Yahoo!, Inc.                                        3,937,169  **
                                                                ------------
                 Total Information Processing                     40,798,400
                                                                ------------

               MANUFACTURING (0.1%)
      4,600    Dril-Quip, Inc.                                       165,025  **
                                                                ------------

               TOTAL CAPITAL GOODS (Cost:  $38,175,395)           50,931,500
                                                                ------------

               CONSUMER CYCLICALS (2.1%)
               Autos & Auto Parts (1.0%)
    135,350    Miller Industries, Inc.                             1,370,419  **
                                                                ------------

               Services-Commercial & Consumer (1.1%)
     39,300    CB Commercial Real Estate Services Group, Inc.      1,473,750  **
                                                                ------------

               TOTAL CONSUMER CYCLICALS  (Cost:  $3,670,399)       2,844,169
                                                                ------------

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Mid-Cap Growth Fund


SCHEDULE OF INVESTMENTS
-----------------------
  Number of
   Shares      EQUITY SECURITIES                                   Value
  ---------    -----------------                                ------------
               CONSUMER STAPLES (52.7%)
               Beverages, Distributions & Restaurants (1.3%)
     55,300    Starbucks, Corp.                                 $  1,824,900  **
                                                                ------------

               Foods, Tobacco & Hotels (6.9%)
     48,500    HFS, Inc.                                           3,419,250  **
    107,400    Mirage Resorts, Inc.                                2,685,000  **
    125,700    Signature Resorts, Inc.                             3,283,912  **
                                                                ------------
                 Total Foods, Tobacco & Hotels                     9,388,162
                                                                ------------

               Healthcare (11.0%)
     46,700    Biogen, Inc.                                        1,564,450  **
    138,600    Coventry Corp.                                      1,931,737  **
     44,300    Dura-Pharmaceuticals, Inc.                          2,143,013  **
    119,150    Health Management Associates, Inc., Class A         2,904,281  **
     80,075    Phycor, Inc.                                        1,846,730  **
    100,700    Safeskin Corp.                                      4,569,262  **
                                                                ------------
                 Total Healthcare                                 14,959,473
                                                                ------------

               Leisure, Entertainment, Photo & Media (11.2%)
     61,500    Cablevision Systems Corp.                           4,297,312  **
     81,800    Clear Channel Communications, Inc.                  5,398,800  **
     95,500    Playboy Enterprises, Inc.                           1,319,094  **
     40,900    Regal Cinemas, Inc.                                   940,700  **
    104,500    Westwood One, Inc.                                  3,206,844  **
                                                                ------------
                 Total Leisure, Entertainment, Photo & Media      15,162,750
                                                                ------------

               Retail (5.1%)
    107,300    Bed, Bath & Beyond, Inc.                            3,406,775  **
    127,200    Best Buy Co., Inc.                                  3,553,650  **
                                                                ------------
                 Total Retail                                      6,960,425
                                                                ------------

               Services-Business (17.2%)
     68,275    Apollo Group, Inc., Class A                         2,884,619  **
     63,600    Corrections Corp. of America                        1,939,800  **
    133,000    National TechTeam, Inc.                             1,596,000  **
    117,400    Outdoor Systems, Inc.                               3,610,050  **
    101,150    Paychex, Inc.                                       3,856,344
    119,550    Robert Half International, Inc.                     4,894,078  **
    228,100    Romac International, Inc.                           4,562,000  **
                                                                ------------
                 Total Services-Business                          23,342,891
                                                                ------------
               TOTAL CONSUMER STAPLES  (Cost: $52,583,812)        71,638,601
                                                                ------------

** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1997


  Number Of
   Shares      EQUITY SECURITIES                                   Value
  ---------    -----------------                                ------------
               CREDIT SENSITIVE (4.9%)
               Banks, Financial Services, and Building (4.9%)
     22,000    CCA Prison Realty Trust                          $    759,000
     86,700    Hartford Life, Inc.                                 3,202,481
     40,100    T. Rowe Price Associates                            2,656,625
                                                                ------------
               TOTAL CREDIT SENSITIVE  (Cost: $5,075,071)          6,618,106
                                                                ------------

               TOTAL COMMON STOCK (Cost:  $102,636,954) (99.3%)  134,838,201
                                                                ------------

               PREFERRED STOCK
               ---------------

               BASIC INDUSTRIES(COST: $1,252,075)
               Energy and Oil Services (1.2%)
     39,100    Newpark Resources, Inc.                             1,622,650  **
                                                                ------------

               TOTAL EQUITY SECURITIES (Cost: $103,889,029)
                 (100.5%)                                        136,460,851
                                                                ------------


 Principal
  Amount       SHORT-TERM INVESTMENT (Cost: $8,311,912) (6.1%)
 ----------    -----------------------------------------------
 $8,311,912    Bank of New York Depository Reserve, 4.6%,
                 Due 11/03/97                                      8,311,912
                                                                ------------

               TOTAL INVESTMENTS (Cost: $112,200,941) (106.6%)   144,772,763

               LIABILITIES IN EXCESS OF OTHER ASSETS (-6.6%)      (8,923,143)
                                                                ------------

               NET ASSETS (100%)                                $135,849,620
                                                                ============

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund


    SCHEDULE OF INVESTMENTS
    -----------------------
         Number
       of Shares
      or Warrants            EQUITY SECURITIES                                                         Value
    ----------------         -----------------                                                     ------------
                             COMMON STOCK
                             ------------
                             BASIC MATERIALS (3.3%)
                             Energy & Oil Services (3.3%)
        27,600               Cal Dive International, Inc.                                           $  862,500  **
        42,000               Eagle Geophysical, Inc.                                                   735,000  **
        44,400               Friede Goldman International, Inc.                                      1,767,675  **
        12,600               Key Energy Group, Inc.                                                    395,325  **
        39,400               NS Group, Inc.                                                          1,053,950  **
                                                                                                    ----------
                             TOTAL BASIC MATERIALS (Cost: $3,115,346)                                4,814,450
                                                                                                    ----------

                             CAPITAL GOODS (39.4%)
                             Aerospace/Defense (0.8%)
        43,500               BE Aerospace, Inc.                                                      1,223,438  **
                                                                                                    ----------


                             COMPUTER SOFTWARE & SERVICES (12.4%)
        17,300               Applied Graphics Technologies, Inc.                                       925,550  **
        26,800               Aspect Development, Inc.                                                1,252,900  **
        33,600               Cambridge Technology Partners, Inc.                                     1,226,400  **
        22,900               Ciber, Inc.                                                             1,013,325  **
        28,300               Clarify, Inc.                                                             367,900  **
        41,250               Computer Horizons Corp.                                                 1,252,969  **
        40,875               Computer Management Sciences, Inc.                                        715,313  **
        71,100               CSG Systems International, Inc.                                         2,786,231  **
        30,400               International Network Services                                            668,800  **
        57,100               Legato Systems, Inc.                                                    2,441,025  **
        21,100               Peoplesoft, Inc.                                                        1,326,662  **
         3,000               Radiant Systems, Inc.                                                      54,375  **
        60,600               Security Dynamics Tech, Inc.                                            2,052,825  **
        21,800               Select Software Tools, Ltd. (ADR) (Great Britain)                         175,762  **
        16,200               SPR, Inc.                                                                 279,450  **
             1               Synopsis, Inc.                                                                 39  **
        36,000               Viasoft, Inc.                                                           1,476,000  **
                                                                                                    ----------
                                 Total Computer Software & Services                                 18,015,526
                                                                                                    ----------

                             Electronics (8.3%)
         3,384               American Satellite Network, Inc., Warrants, expire 06/30/99                    --  **
        37,000               Bolder Technologies Corp.                                                 439,376  **
        46,900               Computer Products, Inc.                                                 1,278,026  **
        46,025               EXCEL Communications, Inc.                                              1,087,342  **
        23,100               Genesys Telecommunications Laboratories, Inc.                             739,200  **
        44,900               GeoTel Communications Corp.                                               768,912  **
        33,300               International Manufacturing Services, Inc.                                362,138  **
        38,400               Maxim Integrated Products, Inc.                                         2,544,000  **
        20,800               MRV Communications, Inc.                                                  608,400  **
        30,000               Natural Microsystems Corp.                                              1,432,500  **
        37,100               Premisys Communications, Inc.                                           1,010,975  **

** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1997


         Number
       of Shares             EQUITY SECURITIES                                                         Value
    ----------------         -----------------                                                     ------------

                             Electronics (Continued)
              24,400         Sheldahl, Inc.                                                        $   475,800  **
              54,600         Winstar Communications                                                  1,248,975  **
                                                                                                   -----------
                               Total Electronics                                                    11,995,644
                                                                                                   -----------

                             Information Processing (17.4%)
               6,000         Advantage Learning Systems, Inc.                                          151,500  **
              39,400         Aspen Technologies, Inc.                                                1,482,425  **
              29,100         Avid Technology, Inc.                                                     831,169  **
              22,000         AXENT Technologies, Inc.                                                  514,250  **
              19,300         CBT Group, PLC (ADR)(Ireland)                                           1,481,275  **
              72,300         Citrix Systems, Inc.                                                    5,309,531  **
              18,000         Concord EFS, Inc.                                                         319,500  **
              30,400         DBT Online, Inc.                                                          837,900  **
              57,500         Dendrite International, Inc.                                            1,114,063  **
              24,500         Discreet Logic, Inc.                                                      479,281  **
              13,600         Documentum, Inc.                                                          406,300  **
               1,100         Great Plains Software, Inc.                                                26,263  **
              19,600         HNC Software, Inc.                                                        725,200  **
              10,800         IDX Systems Corp.                                                         364,500  **
                 800         INSpire Insurance Solutions, Inc.                                          14,800  **
             196,600         Intelligent Electronics, Inc.                                           1,044,437  **
               5,600         Network Appliance, Inc.                                                   281,400  **
              77,500         Platinum Software Corp.                                                   804,062  **
               9,300         QAD, Inc.                                                                 131,362  **
              16,300         QuadraMed Corp.                                                           383,050  **
              50,800         Saville Systems, PLC (ADR)(Ireland)                                     3,035,300  **
              43,200         Siebel Systems, Inc.                                                    1,744,200  **
              98,900         Sigma Designs, Inc.                                                       593,400  **
               2,600         TSI International Software, Ltd.                                           28,275  **
             111,200         Topro, Inc.                                                               688,050  **
              33,500         Transaction System Architects, Inc.                                     1,310,688  **
              21,750         Yahoo!, Inc.                                                              953,602  **
                                                                                                   -----------
                               Total Information Processing                                         25,055,783
                                                                                                   -----------

                             Pollution Control (0.5%)
               2,000         Casella Waste Systems, Inc.                                                44,250  **
              16,500         Culligan Water Technologies, Inc.                                         703,313  **
                                                                                                   -----------
                               Total Pollution Control                                                 747,563
                                                                                                   -----------
                             TOTAL CAPITAL GOODS (Cost: $34,902,767)                                57,037,954
                                                                                                   -----------

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund


    SCHEDULE OF INVESTMENTS (Continued)
    -----------------------------------
         Number
       of Shares             EQUITY SECURITIES                                                         Value
    ----------------         -----------------                                                     ------------
                             CONSUMER STAPLES (44.8%)
                             Drugs & Hospital Supply (4.7%)
              15,000         Dura Pharmaceuticals, Inc.                                            $     725,625 **
              21,300         Gulf South Medical Supply, Inc.                                             702,900 **
             119,500         Safeskin Corp.                                                            5,422,313 **
                                                                                                   -------------
                               Total Drugs & Hospital Supply                                           6,850,838
                                                                                                   -------------

                             Food, Hotels & Restaurants (2.4%)
               2,300         Beringer Wine Estates Holdings, Inc.                                         71,300 **
              18,200         Il Fornaio (America) Corp.                                                  242,288 **
              30,300         Interstate Hotels Co.                                                       931,725 **
              37,650         Signature Resorts, Inc.                                                     983,606 **
              21,500         Silverleaf Resorts, Inc.                                                    467,625 **
               6,100         Star Buffet, Inc.                                                            87,306 **
              14,400         Suburban Lodges of America, Inc.                                            356,400 **
              11,400         Trendwest Resorts, Inc.                                                     260,775 **
                                                                                                   -------------
                               Total Food, Hotels & Restaurants                                        3,401,025
                                                                                                   -------------


                             Healthcare (10.8%)
              19,400         BioReliance Corp.                                                           431,650 **
              37,600         Cell Therapeutics, Inc.                                                     601,600 **
              72,459         Concentra Managed Care, Inc.                                              2,363,975 **
              76,800         Coventry Corp.                                                            1,070,400 **
              25,800         Curative Health Services, Inc.                                              777,225 **
              19,300         Cytyc Corp.                                                                 458,375 **
              36,600         Hanger Orthopedic Group, Inc.                                               475,800 **
              75,000         IRIDEX Corp.                                                                759,375 **
               6,300         Monarch Dental Corp.                                                        114,187 **
              36,300         NeoPath, Inc.                                                               657,938 **
              50,100         Neoprobe Corp.                                                              501,000 **
              54,100         Neose Technologies, Inc.                                                    906,175 **
              72,300         Ocular Sciences, Inc.                                                     1,590,600 **
              32,000         Omnicare, Inc.                                                              890,000
              96,500         Orthodontic Centers of America, Inc.                                      1,670,656 **
              38,000         Pharmaceutical Product Development, Inc.                                    674,500 **
              61,200         PolyMedica Industries, Inc.                                                 627,300 **
              32,500         Total Renal Care Holdings, Inc.                                           1,001,406 **
                                                                                                   -------------
                               Total Healthcare                                                       15,572,162
                                                                                                   -------------

                             Leisure, Entertainment, Photo and Media (7.5%)
              41,900         Clear Channel Communications, Inc.                                        2,765,400 **
              59,700         Family Golf Centers, Inc.                                                 1,596,975 **
              26,200         Gemstar International Group, Ltd. (Virgin Islands)                          579,675 **
               8,900         Heftel Broadcasting Corp.                                                   591,850 **

** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1997



         Number
       of Shares             EQUITY SECURITIES                                                         Value
    ----------------         -----------------                                                     ------------
                             Leisure, Entertainment, Photo & Media (Continued)
              35,000         International Speedway Corp.                                          $   735,000
              28,000         Metro Networks, Inc.                                                      868,000 **
              49,400         North Face, Inc.                                                        1,167,075 **
               5,900         Penske Motorsports, Inc.                                                  174,788 **
              54,900         VDI Media                                                                 631,350 **
              56,400         Westwood One, Inc.                                                      1,730,775 **
                                                                                                   -----------
                               Total Leisure, Entertainment, Photo & Media                          10,840,888
                                                                                                   -----------

                             Retail (4.9%)
              40,800         Bed, Bath and Beyond, Inc.                                              1,295,400 **
              49,700         Cost Plus, Inc.                                                         1,348,112 **
              23,700         Dollar Tree Stores, Inc.                                                  959,850 **
              62,250         Just for Feet, Inc.                                                       922,078 **
              30,900         Marks Brothers Jewelers, Inc.                                             502,125 **
               6,800         Men's Wearhouse, Inc.                                                     263,500 **
              16,500         St. John Knits, Inc.                                                      663,094 **
              14,200         Tiffany & Co.                                                             560,900 **
               8,500         Timberland Co.                                                            613,063 **
                                                                                                   -----------
                               Total Retail                                                          7,128,122
                                                                                                   -----------

                             Schools (1.1%)
              21,050         Computer Learning Centers, Inc.                                           952,513 **
              10,400         EduTrek International, Inc.                                               254,800 **
               9,800         Learning Tree International, Inc.                                         340,550 **
                                                                                                   -----------
                               Total Schools                                                         1,547,863
                                                                                                   -----------

                             Services - Business (13.4%)
              25,400         Brightpoint, Inc.                                                         838,200 **
              42,600         Caribiner International, Inc.                                           1,909,012 **
              27,300         C.H. Robinson Worldwide, Inc.                                             600,600 **
              29,600         Corrections Corp. of America                                              902,800 **
              57,900         Envoy Corp.                                                             1,621,200 **
               1,800         Industrial Distribution Group, Inc.                                        34,875 **
              38,300         MAXIMUS, Inc.                                                           1,072,400 **
              29,400         Meta Group, Inc.                                                          635,775 **
             109,900         National TechTeam, Inc.                                                 1,318,800 **
              98,700         Outdoor Systems, Inc.                                                   3,035,025 **
              13,200         Pegasus Systems, Inc.                                                     204,600 **
              55,050         Robert Half International, Inc.                                         2,253,609 **
             101,000         Romac International, Inc.                                               2,020,000 **
              49,000         Snyder Communications, Inc.                                             1,445,500 **
              26,800         Superior Consultant Holdings Corp.                                        830,800 **
              23,500         Vincam Group, Inc.                                                        737,313 **
                                                                                                   -----------
                               Total Services - Business                                            19,460,509
                                                                                                   -----------
                               TOTAL CONSUMER STAPLES (Cost: $44,514,651)                           64,801,407
                                                                                                   -----------

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund


    SCHEDULE OF INVESTMENTS (Continued)
    -----------------------------------
         Number
       of Shares             EQUITY SECURITIES                                                         Value
    ----------------         -----------------                                                     ------------
                             CONSUMER CYCLICALS (1.6%)
                             Auto & Auto Parts (1.6%)
              22,900         Dura Automotive Systems, Inc.                                         $    709,900  **
             104,600         Miller Industries, Inc.                                                  1,059,075  **
              12,100         Tower Automotive, Inc.                                                     506,688  **
                                                                                                   ------------
                             TOTAL CONSUMER CYCLICALS (Cost: $1,791,902)                              2,275,663
                                                                                                   ------------

                             CREDIT SENSITIVE (4.1%)
                             Banks & Financial Services (2.7%)
              42,700         ARM Financial Group, Inc.                                                  923,387
              31,000         E*TRADE Group, Inc.                                                        957,125  **
              28,900         Imperial Credit Industries, Inc.                                           726,113  **
              29,900         Redwood Trust, Inc.                                                        751,237  **
              48,100         United Industrial Corp.                                                    502,044  **
                                                                                                   ------------
                               Total Banks & Financial Services                                       3,859,906
                                                                                                   ------------

                             Insurance (0.0%)
               2,800         PAULA Financial                                                             70,700  **
                                                                                                   ------------

                             Real Estate (1.4%)
              22,600         CB Commercial Real Estate Services Group, Inc.                             847,500  **
               4,000         CCA Prison Realty Trust                                                    138,000  **
              53,400         Imperial Credit Commercial Mortgage Investment Corp.                       881,100  **
               5,400         LaSalle Partners, Inc.                                                     197,437  **
                                                                                                   ------------
                               Total Real Estate                                                      2,064,037
                                                                                                   ------------
                             TOTAL CREDIT SENSITIVE (Cost: $5,463,466)                                5,994,643
                                                                                                   ------------
                             TOTAL COMMON STOCK (COST: $89,788,132) (93.2%)                         134,924,117
                                                                                                   ------------

                             PREFERRED STOCK
                             ---------------
                             BASIC INDUSTRIES  (Cost: $1,011,013)
                             Energy & Oil Services (1.7%)
              57,800         Newpark Resources, Inc.                                                  2,398,700  **
                                                                                              ------------
                             TOTAL EQUITY SECURITIES (Cost: $90,799,145) (94.9%)                    137,322,817
                                                                                                   ------------


          Principal
           Amount            SHORT-TERM INVESTMENT (COST: $8,373,144) (5.8%)
         -----------         -----------------------------------------------
         $ 8,373,144         Bank Of New York Depository Reserve, 4.6%, due 11/03/97                  8,373,144
                                                                                                   ------------

                             TOTAL INVESTMENTS (Cost: $99,172,289) (100.7%)                         145,695,961

                             LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                             (940,209)
                                                                                                   ------------

                             NET ASSETS (100%)                                                     $144,755,752
                                                                                                   ============

** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Asia Pacific Fund
                                                                October 31, 1997

SCHEDULE OF INVESTMENTS
-----------------------
  Number
 of Shares
or Warrants   EQUITY SECURITIES                                    Value
-----------   -----------------                                  ----------
              COMMON STOCK
              ------------
              HONG KONG (34.1% OF Net Assets)
    734,000   Beijing Datang Power Generation Company, Limited   $  370,252 **
    600,000   Beijing Yanhua Petrochemical Company, Limited         174,610 **
     91,000   Cheung Kong Holdings, Limited                         632,639
    244,500   China Light & Power Company, Limited                1,287,092
    156,000   Citic Pacific, Limited                                746,556
    266,500   Hong Kong Electric Holdings, Limited                  903,098
    139,200   Hong Kong Telecommunications, Limited                 266,463
    142,000   Hutchison Whampoa, Limited                            982,604
    240,000   Hysan Development Company, Limited                    501,326
    142,000   New World Development Company, Limited                499,567
     67,000   Sun Hung Kai Properties, Limited                      493,953
     76,000   Swire Pacific, Limited, Class A                       405,975
                                                                 ----------
              TOTAL HONG KONG (Cost: $8,967,544)                  7,264,135
                                                                 ----------
              INDIA (6.9%)
     16,000   BSES, Limited (GDR)                                   248,000 **
      5,500   Indian Hotels (GDR)                                    92,125 **
     16,100   Mahindra & Mahindra (GDR)                             165,025 **
     12,500   Reliance Industries, Limited (GDR)                    256,250
     25,600   State Bank of India (GDR)                             448,000 **
     10,000   Tata Engineering & Locomotive (144A) (GDR)             98,800 * **
     11,300   Videsh Sanchar Nigam, Limited (GDR)                   155,940 **
                                                                 ----------

              TOTAL INDIA (Cost: $1,574,926)                      1,464,140
                                                                 ----------
              INDONESIA (4.1%)
    501,600   PT London Sumatra Indonesia                           536,934
    110,000   PT Ramayana Lestari Sentosa                           185,359
      7,380   PT Telekomunikasi Indonesia (ADR)                     143,449
                                                                 ----------

              TOTAL INDONESIA (Cost: $921,663)                      865,742
                                                                 ----------
              MALAYSIA (Cost: $472,735) (1.7%)
    155,000   Malakoff Berhad                                       369,267
                                                                 ----------
              PHILIPPINES (1.8%)
    580,700   Belle Corporation                                      51,906 **
    194,140   Belle Corporation, Warrants, expire 09/10/00               24 **
      1,310   Far East Bank and Trust Company                         1,866
     10,443   Manila Electric Company                                31,504
      6,140   Philippine Long Distance Telephone Company            150,070
    909,000   SM Prime Holdings                                     157,425 **
                                                                 ----------

              TOTAL PHILIPPINES (Cost: $642,120)                    392,795
                                                                 ----------

*  Restricted security. (See Note 6)
** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

-----------------------------------

Number of
 Shares      EQUITY SECURITIES                                     Value
----------   -----------------                                  -----------
             SINGAPORE (3.6%)
    70,000   Fraser & Neave, Limited                            $   350,666
   110,000   Keppel Corporation, Limited                            347,369
    16,600   Orchard Parade Holding, Limited                         11,368
    23,000   Singapore Land, Limited                                 65,339
                                                                -----------

             TOTAL SINGAPORE (Cost: $1,588,668)                     774,742
                                                                -----------
             SOUTH KOREA (0.1%)
     2,067   Hyundai Engineering & Construction (New GDR)            10,852 **
       111   Samsung Electronics Company, Limited                     4,337
                                                                -----------

             TOTAL SOUTH KOREA (Cost: $31,113)                       15,189
                                                                -----------
             TAIWAN (4.3%)
     8,200   China Steel, Limited (GDR)                             118,900 **
    40,000   Taiwan Semiconductor Manufacturing Company,
               Limited (ADR)                                        792,500 **
                                                                -----------

             TOTAL TAIWAN (Cost: $1,195,200)                        911,400
                                                                -----------

             TOTAL EQUITY SECURITIES (COST: $15,393,969)(56.6%)  12,057,410
                                                                -----------

 Principal
  Amount     CONVERTIBLE SECURITIES (COST: $182,792)
----------   ---------------------------------------
             TAIWAN  (0.8%)
$  184,000   Far East Department Stores, Limited, Convertible
               Bond, 3%, due 07/06/02                               176,640
                                                                -----------

             SHORT-TERM INVESTMENT (COST: $7,297,651)(34.2%)
             -----------------------------------------------
 7,297,651   Bank of New York Depository Reserve, 4.6%, due
               11/03/97                                           7,297,651
                                                                -----------

             TOTAL INVESTMENTS (Cost: $22,874,412)(91.6%)        19,531,701

             EXCESS OF OTHER ASSETS OVER LIABILITIES (8.4%)       1,795,519
                                                                -----------

             NET ASSETS (100%)                                  $21,327,220
                                                                ===========

** Non-income producing.
See accompanying notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.

TCW Galileo Emerging Markets Fund

                                                               October 31, 1997

SCHEDULE OF INVESTMENTS
-----------------------


 Number
 of Shares         EQUITY SECURITIES                                                                            Value
----------         -----------------                                                                       --------------
                   COMMON STOCK
                   ------------
                   ARGENTINA (6.1% OF Net Assets)
     8,279         Banco de Galicia y Buenos Aires, S.A. (ADR)                                             $      200,636
    10,100         Banco Frances del Rio de la Plata, S.A. (ADR)                                                  106,050
    42,968         CEI Citicorp Holdings, S.A.                                                                    171,970
    41,439         IRSA Inversiones y Representaciones, S.A.                                                      139,314
    23,576         Molinos Rio de la Plata, S.A., Series B                                                         58,266
   117,393         Perez Companc S.A.                                                                             735,299
    94,098         Siderca S.A., Series A                                                                         230,672
     4,800         Telecom Argentina STET-France Telecom, S.A., Series B (ADR)                                    121,500
    12,550         Telefonica de Argentina, Sociedad Anonima, Series B (ADR)                                      352,969
    24,926         Yacimientos Petroliferos Fiscales Sociedad del Estado, Series D (ADR)                          797,632
                                                                                                           --------------
                     TOTAL ARGENTINA (Cost: $2,568,293)                                                         2,914,308
                                                                                                           --------------
                     BRAZIL (5.8%)
   881,000           Companhia de Saneamento Basico de Estado de Sao Paula (SABESP)                               162,985
     8,160           Companhia Paranaense de Energia (COPEL) (ADR)                                                 97,410
   864,477           CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELECTROBRAS)                                           348,864
       840           Espirito Santo Centrais Eletricas, S.A. (ESCELSA)                                            152,353
   339,000           Light Participacoes, S.A.                                                                     86,694  **
 4,800,000           Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                                                426,546
    14,580           Telecomunicacoes Brasileiras, S.A. (TELEBRAS)  (ADR)                                       1,479,870
   165,883           Telecomunicacoes de Sao Paulo, S.A. (TELESP)                                                  35,352
                                                                                                           --------------
                       TOTAL BRAZIL (Cost: $2,284,270)                                                          2,790,074
                                                                                                           --------------

                     CHILE (5.1%)
     8,200           Banco BHIF (ADR)                                                                             141,963
    11,600           Banco Santander Chile, Series A  (ADR)                                                       150,800
     4,100           Chilectra, S.A. (144A) (ADR)                                                                 106,600  *
     5,761           Chilgener, S.A. (ADR)                                                                        156,987
    18,147           Compania de Telecomunicaciones de Chile, S.A., Series A (ADR)                                503,579
    10,260           Embotelladora Andina, S.A. (ADR)                                                             210,330
    13,860           Embotelladora Andina, S.A., Series B (ADR)                                                   332,640
     8,440           Enersis, S.A. (ADR)                                                                          278,520
    34,000           The Five Arrows Chile Investment Trust, Limited                                               93,160
     7,041           Genesis Chile Fund, Limited                                                                  281,640
     2,850           Santa Isabel, S.A. (ADR)                                                                      52,725  **
     5,600           Vina Concha y Toro, S.A. (ADR)                                                               152,600
                                                                                                           --------------
                       TOTAL CHILE (Cost: $2,364,477)                                                           2,461,544
                                                                                                           --------------

*  Restricted security. (See Note 6)
** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

----------------------------------


 Number
 of Shares         EQUITY SECURITIES                                                                            Value
----------         -----------------                                                                       --------------
                   COLOMBIA (2.8%)
    13,900         Almacenes Exito, S.A.                                                                   $       49,249
    36,926         Banco de Bogota                                                                                209,676
     8,350         Banco Industrial Colombiano (ADS)                                                              133,600
    31,850         Bavaria CB                                                                                     335,693
    26,200         Compania de Cemento Argos, S.A.                                                                175,264
    22,770         Compania Nacional de Chocolates, S.A.                                                          182,429
    10,600         Compania Suramericana de Seguros, S.A.                                                         234,988
                                                                                                           --------------
                             TOTAL COLOMBIA (Cost: $1,403,878)                                                  1,320,899
                                                                                                           --------------
                   EGYPT (1.4%)
    15,000         Commercial International Bank (144A) (GDR)                                                     326,250  *
     6,750         MISR International Bank S.A.E. (144A) (GDR)                                                    111,375  *
     9,500         Suez Cement Company (144A) (GDR)                                                               217,550  *
                                                                                                           --------------
                     TOTAL EGYPT  (Cost: $656,200)                                                                655,175
                                                                                                           --------------

                   HONG KONG  (1.8%)
   588,000         Beijing Datang Power Generation Company, Limited                                               296,605
   364,000         First Tractor Company, Limited, Series H                                                       282,481
   207,000         Guangdong Kelon Electrical Holdings Company, Series H                                          262,381
                                                                                                           --------------
                     TOTAL HONG KONG (Cost: $866,483)                                                             841,467
                                                                                                           --------------

                   HUNGARY (1.6%)
     5,095         Egis                                                                                           239,241
     3,140         Gedeon Richter (144A) (ADR)                                                                    326,560  *
     8,383         Mol Magyar Olaj-es Gazipari Rt. (144A) (GDR)                                                   203,288  *
                                                                                                           --------------
                     TOTAL HUNGARY (Cost: $732,560)                                                               769,089
                                                                                                           --------------
                   INDIA (6.4%)
    24,900         BSES, Limited (GDR)                                                                            385,950
    13,500         Hindalco Industries, Limited (GDR)                                                             378,000
    27,000         Mahindra & Mahindra (GDR)                                                                      276,750
    14,000         Ranbaxy Laboratories, Limited (GDR)                                                            311,500
    27,000         Reliance Industries, Limited (GDR)                                                             553,500
    43,600         State Bank of India (GDR)                                                                      763,000
    17,000         Tata Engineering & Locomotive (144A) (GDR)                                                     167,960  *
    17,500         Videsh Sanchar Nigam, Limited (GDR)                                                            241,500
                                                                                                           --------------
                     TOTAL INDIA (Cost: $3,186,153)                                                             3,078,160
                                                                                                           --------------

                   INDONESIA (1.9%)
    64,000         PT Gudang Garam                                                                                180,331  **
   244,800         PT London Sumatra Indonesia                                                                    262,044
   169,000         PT Ramayana Lestari Sentosa                                                                    284,779
   201,000         PT Telekomunikasi Indonesia                                                                    186,008
                                                                                                           --------------
                     TOTAL INDONESIA (Cost: $1,220,351)                                                           913,162
                                                                                                           --------------

*  Restricted security. (See Note 6)
** Non-income producing.
See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.


                                                               October 31, 1997


 Number
 of Shares         EQUITY SECURITIES                                                                            Value
----------         -----------------                                                                       --------------

                   IRELAND (COST: $275,000) (0.4%)
    27,500         Central Asia Investment Company, Limited                                                $      206,250
                                                                                                           --------------

                   KAZAKSTAN (COST: $139,684) (0.3%)
     7,430         Kazkommertsbank (144A) (GDR)                                                                   148,600  *
                                                                                                           --------------

                   LATIN AMERICAN REGIONAL (COST: $141,309) (0.5%)
     6,970         Panamerican Beverages, Inc. (ADR)                                                              216,070
                                                                                                           --------------

                   MALAYSIA (COST: $317,415) (0.3%)
   123,000         Kulim Berhad                                                                                   137,725
                                                                                                           --------------
                   MEXICO (16.0%)
   111,683         Alfa, S.A. de C.V., Series A                                                                   811,758
    43,800         Apasco, S.A.de C.V.                                                                            265,297  **
   141,300         Cemex, S.A. de C.V., Series B                                                                  617,558
   384,800         Cifra, S.A. de C.V., Series C                                                                  662,660
    37,900         DESC, S.A. de C.V., Series B                                                                   324,086  **
     9,850         Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)                                         131,128
     9,000         Empresas La Moderna, S.A. de C.V. (ADR)                                                        176,063
    50,600         Fomento Economico Mexicano, S.A. de C.V., Series B                                             354,561
    76,400         GROUP CARSO, S.A. De C.V.,  Series A1                                                          481,810  **
    71,891         Grupo Financiero Inbursa, S.A. de C.V., Series B                                               251,875
    35,300         Grupo Industrial Bimbo, S.A. de C.V., Series A                                                 264,540
    33,900         Grupo Modelo, S.A. de C.V., Series C                                                           249,620
    10,710         Grupo Televisa, S.A. de C.V. (ADR)                                                             332,010
    42,200         Jugos del Valle, S.A. de C.V., Series B                                                         60,944  **
   158,700         Kimberly-Clark de Mexico, S.A. de C.V., Series A                                               693,606
    36,835         Telefonos de Mexico, S.A. de C.V. (ADR)                                                      1,593,115
    17,080         Tubos de Acero de Mexico, S.A. de C.V., (ADR)                                                  344,803  **
                                                                                                           --------------
                     TOTAL MEXICO (Cost: $6,190,271)                                                            7,615,434
                                                                                                           --------------

                   PERU (3.5%)
   128,725         Cementos Lima, S.A., Class T                                                                   266,082
   249,924         Cerveceria Backus y Johnston, S.A., Class T                                                    228,376
     3,820         Compania de Minas Buenaventura, S. A. (ADR)                                                     68,521
    29,094         Compania de Minas Buenaventura, S. A., Series B                                                269,071
    15,405         Credicorp, Limited (ADR)                                                                       276,327
     9,400         Telefonica del Peru, S.A., (ADR)                                                               185,650
   198,056         Telefonica del Peru, S.A., Series B                                                            394,798
                                                                                                           --------------
                     TOTAL PERU (Cost: $1,384,204)                                                              1,688,825
                                                                                                           --------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

----------------------------------


 Number of
 Shares or
 Warrants          EQUITY SECURITIES                                                                            Value
----------         -----------------                                                                       --------------

 1,260,100         Belle Corporation                                                                       $      112,635
   252,020         Belle Corporation, Warrants, expire 09/10/00                                                        31
    18,990         Manila Electric Company                                                                         57,288
    10,200         Philippine Long Distance Telephone Company                                                     249,302
                                                                                                           --------------
                     TOTAL PHILIPPINES (Cost: $737,255)                                                           419,256
                                                                                                           --------------
                   POLAND (2.4%)
    14,750         @Entertainment, Inc. (ADR)                                                                     169,625
     1,580         International Trading & Investments Holdings, S.A. (GDR)                                       371,300
     9,900         Krosno, S.A.                                                                                    96,729
    10,618         Powszechne Swiadectwo Udzialowe                                                                390,920
     1,800         Zaklady Piwowarskie w Zywcu, S.A. (ZYWIEC)                                                     132,540
                                                                                                           --------------
                     TOTAL POLAND (Cost: $1,425,872)                                                            1,161,114
                                                                                                           --------------

                   RUSSIA (4.0%)
    10,406         AO Mosenergo Joint Stock Company (144A) (ADR)                                                  437,052  *
     2,000         AO Tatneft (ADR)                                                                               280,000
     3,208         Lukoil Holdings (144A) (ADR)                                                                   266,264  *
        16         Nizhny Novgorod Svyazinform (144A) (Bridge Certificates)                                        84,000  *
        53         Samara Svyazinform (144A) (Bridge Certificates)                                                 47,700  *
    30,000         Surgutneftegaz (ADR)                                                                           270,000
     6,252         Unified Energy Systems (144A) (Bridge Certificates)                                            440,782  *
        23         Ural Telcom (144A) (Bridge Certificates)                                                        70,150  *
                                                                                                           --------------
                     TOTAL RUSSIA (Cost: $2,217,999)                                                            1,895,948
                                                                                                           --------------
                   SOUTH AFRICA (4.7%)
    24,520         Barlow, Limited                                                                                246,854
    44,693         JD Group, Limited                                                                              299,654
    23,400         Johnnies Industrial Corp., Limited                                                             262,294
    10,340         Liberty Life Association of Africa, Limited                                                    257,561
    13,900         Nedcor, Limited                                                                                291,417
   139,000         New Africa Investments, Limited, Series N                                                      113,970
    30,040         Rembrandt Group, Limited                                                                       246,306
    42,660         Sasol, Limited                                                                                 513,602
                                                                                                           --------------
                     TOTAL SOUTH AFRICA (Cost: $2,513,231)                                                      2,231,658
                                                                                                           --------------

                   SOUTH KOREA (Cost: $575)  (0.0%)
        11         Samsung Electronics Company, Limited                                                               430
                                                                                                           --------------


* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.


                                                               October 31, 1997


 Number
 of Shares         EQUITY SECURITIES                                                                            Value
----------         -----------------                                                                       --------------


                   TAIWAN (3.4%)
    10,490         China Steel, Limited (GDR)                                                              $      152,105
   100,600         R.O.C. Taiwan Fund, Limited                                                                    873,963
    30,000         Taiwan Semiconductor Manufacturing Company, Limited (ADR)                                      594,375
                                                                                                           --------------
                      TOTAL TAIWAN (Cost: $2,086,879)                                                           1,620,443
                                                                                                           --------------

                   TURKEY (6.2%)
 3,700,000         Aksigorta, A.S.                                                                                287,017
   950,000         Baticim Bati Anadolu Cimento Sanayii,  A.S.                                                    134,458
   970,000         Cimsa Cimento Sanayi Ve Ticaret, A.S.                                                          219,134
    43,500         Haci Omer Sabanci Holdings (144A) (ADR)                                                        565,500  *
 1,110,000         Netas Northern Electric Telekomunikasyon, A.S.                                                 332,335
 7,800,000         Trakya Cam Sanayii, A.S.                                                                       562,602
10,400,000         Turkey Garanti Bankasi, A.S.                                                                   537,833
 2,900,000         Vestel Elektronik Sanayi Ve Ticaret, A.S.                                                      224,959
     2,630         Yapi Ve Kredi Bankasi, A.S. (144A) (GDR)                                                        78,900  *
                                                                                                           --------------
                     TOTAL TURKEY (Cost: $3,077,290)                                                            2,942,738
                                                                                                           --------------

                   VENEZUELA (4.7%)
    40,000         Banco Provincial, S.A. de C.V.                                                                  79,720
   466,995         C.A. La Electricidad de Caracas                                                                612,683
    35,250         Compania Anonima Nacional Telefonos de Venezuela (ADR)                                       1,542,189  **
                                                                                                           --------------
                     TOTAL VENEZUELA (Cost: $1,477,387)                                                         2,234,592
                                                                                                           --------------

                   TOTAL COMMON STOCK (Cost: $37,267,036) (80.2%)                                              38,262,961
                                                                                                           --------------

                   PREFERRED STOCK
                   ---------------
                   ARGENTINA (Cost: $97,906)  (0.2%)
     7,650         Quilmes Industrial, S.A. (ADR)                                                                  94,669
                                                                                                           --------------

                   BRAZIL (7.4%)
 3,700,000         Companhia Paranaense de Energia (COPEL), Series B                                               44,660
   633,289         CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELECTROBRAS),
                    Series B                                                                                      273,945
   432,677         Companhia Cervejaria Brahma                                                                    270,742
    21,625         COMPANHIA ENERGETICA DE MINAS GERIAS (CEMIG) (ADR)                                             859,594
   198,376         Companhia Riograndense de Telecomunicacoes                                                     152,915
    21,158         Companhia Vale do Rio Doce                                                                     408,693
   312,000         Itausa - Investimentos Itau, S.A.                                                              212,206
 2,280,000         Petrobras Distribudora, S.A.                                                                    41,146
 1,873,000         Petroleo Brasileiro, S.A.  (PETROBRAS)                                                         348,204

*  Restricted security. (See Note 6)
** Non-Income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

----------------------------------


 Number of
 Shares or
  Rights           PREFERRED STOCK                                                                              Value
----------         ---------------                                                                         --------------
                   BRAZIL (CONTINUED)
   217,000         Sadia-Concordia, S.A. Industria e Comercio                                              $      216,469
 4,822,166         Telecomunicacoes Brasileiras, S.A.  (TELEBRAS)                                                 481,036
   946,282         Telecomunicacoes de Sao Paulo, S.A.  (TELESP)                                                  247,147
    37,187         Telecomunicacoes de Sao Paulo, S.A. (TELESP),
                     Rights, expire 11/07/97                                                                          337 **
                                                                                                           --------------
                     TOTAL BRAZIL (Cost: $3,160,325)                                                            3,557,094
                                                                                                           --------------
                   TOTAL PREFERRED STOCK (Cost: $3,258,231) (7.6%)                                              3,651,763
                                                                                                           --------------

                   TOTAL EQUITY SECURITIES (Cost: $40,525,267) (87.8%)                                         41,914,724
                                                                                                           --------------

Principal
 Amount            CONVERTIBLE SECURITIES  (Cost: $341,000)
----------         ----------------------------------------
                   PHILIPPINES  (0.5%)
$  350,000         Bacnotan Consolidated Industries Inc., Convertible Bond,
                     5.5%, due 06/21/04                                                                           215,250
                                                                                                           --------------

                   SHORT-TERM INVESTMENT (Cost: $3,139,846) (6.6%)
                   -----------------------------------------------
 3,139,846         Bank of New York Depository Reserve, 4.6%, due 11/03/97                                      3,139,846
                                                                                                           --------------

                   TOTAL INVESTMENTS (COST: $44,006,113) (94.9%)                                               45,269,820

                   EXCESS OF OTHER ASSETS OVER LIABILITIES (5.1%)                                               2,456,648
                                                                                                           --------------

                   NET ASSETS (100%)                                                                       $   47,726,468
                                                                                                           ==============

** Non-income producing.
See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.


TCW Galileo Latin America Equity Fund

                                                                October 31, 1997

SCHEDULE OF INVESTMENTS
-----------------------

  Number
 of Shares      EQUITY SECURITIES                                                       Value
-----------     -----------------                                                    -----------
                COMMON STOCK
                ------------
                ARGENTINA (10.9% OF Net Assets)
    19,297      Banco de Galicia y Buenos Aires, S.A., (ADR)                         $   467,651
    21,700      Banco Frances del Rio de la Plata, S.A., (ADR)                           227,850
    82,000      IRSA Inversiones y Representaciones, S.A.                                275,677
    59,316      Molinos Rio de la Plata, S.A., Series B                                  146,594
   279,557      Perez Companc, S.A.                                                    1,751,025
   216,138      Siderca, S.A., Series A                                                  529,840
    12,723      Telecom Argentina STET-France Telecom, S.A., Series B                     63,651
     9,850      Telecom Argentina STET-France Telecom, S.A., Series B (ADR)              249,328
    22,090      Telefonica de Argentina, Sociedad Anonima, Series B (ADR)                621,281
    52,870      Yacimientos Petroliferos Fiscales Sociedad del Estado,
                Series D (ADR)                                                         1,691,840
                                                                                     -----------
                TOTAL ARGENTINA (Cost: $4,799,618)                                     6,024,737
                                                                                     -----------
                BRAZIL (13.8%)
 5,230,000      COMPANHIA ENERGETICA  DE MINAS GERIAS (CEMIG)                            208,688
 2,175,033      CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)                        877,745
   827,400      Empresa Nacional de Comercio Redito e Participacoes, S.A.                     --
     2,030      Espirito Santo Centrais Eletricas, S.A. (ESCELSA)                        368,187
 1,074,900      Light Participacoes, S.A.                                                274,891  **
 5,200,000      Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                            462,091
    53,625      Telecomunicacoes Brasileiras, S.A. (TELEBRAS) (ADR)                    5,442,937
                                                                                     -----------
                TOTAL BRAZIL (Cost: $4,641,980)                                        7,634,539
                                                                                     -----------
                CHILE (8.4%)
     9,960      Banco BHIF (ADR)                                                         172,433
    18,440      Banco Santander  Chile, Series A (ADR)                                   239,720
     9,300      Chilectra, S.A. (144A) (ADR)                                             241,800  *
     9,221      Chilgener, S.A. (ADR)                                                    251,272
    22,400      Compania de Telecomunicaciones de Chile, S.A., Series A (ADR)            621,600
    30,500      Embotelladora Andina, S.A., (ADR)                                        732,000
    11,840      Embotelladora Andina, S.A., Series B (ADR)                               242,720
    20,962      Enersis, S.A. (ADR)                                                      691,746
   185,491      The Five Arrows Chile Investment Trust, Limited                          508,245
    14,987      Genesis Chile Fund, Limited                                              599,480
     5,275      Santa Isabel, S.A.  (ADR)                                                 97,588  **
     9,400      Vina Concha y Toro, S.A. (ADR)                                           256,150
                                                                                     -----------
                TOTAL CHILE (Cost: $4,467,664)                                         4,654,754
                                                                                     -----------
                COLOMBIA (3.7%)
    32,400      Almacenes Exito, S.A.                                                    114,796
    54,394      Banco de Bogota                                                          308,865
    13,470      Banco Industrial Colombiano  (ADS)                                       215,520

*  Restricted security. (See Note 6)
** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund


SCHEDULE OF INVESTMENTS CONTINUED
---------------------------------

  Number
 of Shares      EQUITY SECURITIES                                                       Value
-----------     -----------------                                                    -----------
                COLOMBIA (CONTINUED)
    41,750      Bavaria CB                                                           $   440,038
    30,028      Compania de Cemento Argos, S.A.                                          200,872
    26,809      Compania Nacional de Chocolates, S.A.                                    214,789
    23,900      Compania Suramericana de Seguros, S.A.                                   529,830
                                                                                     -----------
                TOTAL COLOMBIA (Cost: $2,233,698)                                      2,024,710
                                                                                     -----------
                LATIN AMERICA REGIONAL (Cost:  $481,219) (1.1%)
    19,400      Panamerican Beverages, Inc. (ADR)                                        601,400
                                                                                     -----------
                MEXICO (32.8%)
   258,990      Alfa, S.A. de C.V., Series A                                           1,882,445
    98,500      Apasco, S.A. de C.V.                                                     596,615  **
   352,500      Cemex, S.A. de C.V., Series B                                          1,540,617
    62,726      Cifra, S.A. de C.V., Series A                                            114,576
   780,640      Cifra, S.A. de C.V., Series C                                          1,344,333
    80,900      DESC, S.A. de C.V., Series B                                             691,781
    25,900      Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)                   344,794
    25,900      Empresas La Moderna, S.A. de C.V. (ADR)                                  506,669
    82,900      Fomento Economico Mexicano, S.A. de C.V., Series B                       580,891
   188,000      GROUPO CARSO, S.A. de C.V., Series A1                                  1,185,606  **
   189,639      Grupo Financiero Inbursa, S.A. de C.V., Series B                         664,412
    85,100      Grupo Industrial Bimbo, S.A. de C.V., Series A                           637,745
    13,290      SanLuis Corporacion, S.A. de C.V.                                        102,279
    93,000      Grupo Modelo, S.A. de C.V., Series C                                     684,798
    27,640      Grupo Televisa, S.A. de C.V. (ADR)                                       856,840
    20,200      Industries Bachoco, S.A.  (ADR)                                          343,400
    87,700      Jugos Del Valle, S.A. de C.V., Series B                                  126,655  **
   401,500      Kimberly-Clark de Mexico, S.A. de C.V., Series A                       1,754,774
    76,745      Telefonos de Mexico, S.A. de C.V. (ADR)                                3,319,221
    44,032      Tubos de Acero de Mexico, S.A. de C.V. (ADR)                             888,896  **
                                                                                     -----------
                TOTAL MEXICO (Cost: $13,377,305)                                      18,167,347
                                                                                     -----------
                PERU (4.6%)
   153,856      Cementos Lima, S.A., Class T                                             318,029
   335,389      Cerveceria Backus y Johnston, S.A., Class T                              306,472
    11,400      Compania de Minas Buenaventura, S.A. (ADR)                               204,488
    44,046      Compania de Minas Buenaventura, S.A., Series B                           407,352
    26,568      Credicorp, Limited (ADR)                                                 476,563
     9,100      Telefonica del Peru, S.A., (ADR)                                         179,725
   328,153      Telefonica del Peru, S.A., Series B                                      654,130
                                                                                     -----------
                TOTAL PERU (Cost: $2,080,624)                                          2,546,759
                                                                                     -----------

** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                OCTOBER 31, 1997


  Number
 of Shares      EQUITY SECURITIES                                                       Value
-----------     -----------------                                                    -----------
                VENEZUELA (3.6%)
    50,000      Banco Provincial, S.A. de C.V.,                                      $    99,649
   816,466      C.A. La Electricidad de Caracas                                        1,071,177
    16,550      Compania Anonima Nacional Telefonos de Venezuela (ADR)                   724,063   **
    15,500      Mavesa (ADR)                                                             116,250
                                                                                     -----------
                TOTAL VENEZUELA (Cost: $1,346,562)                                     2,011,139
                                                                                     -----------

                TOTAL COMMON STOCK (Cost: $33,428,670) (78.9%)                        43,665,385
                                                                                     -----------
                PREFERRED STOCK
                ---------------
                BRAZIL (16.5%)
   383,700      Banco Itau, S.A.                                                         154,844
28,900,000      Companhia Paranaense de Energia (COPEL), Series B                        348,834
 1,786,180      CENTRAIS ELECTRICAS BRASILEIRAS, S.A.
                 (ELECTROBRAS), Series B                                                 772,656
 1,100,491      Companhia Cervejara Brahma                                               688,618
   970,000      Companhia Cimento Portland Itau                                          248,944
     2,137      COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (144A) (ADR)                 84,946  *
    39,950      COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (ADR)                     1,588,012
    64,242      Companhia Vale do Rio Doce                                             1,240,913
   676,000      Itausa - Investimentos Itau, S.A.                                        459,780
 9,450,000      Petrobras Distribudora, S.A.                                             170,540
 8,980,000      Petroleo Brasiliero, S.A. (PETROBRAS)                                  1,669,448
 7,155,257      Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                            713,774
 3,143,800      Telecomunicacoes de Sao Paulo, S.A. (TELESP)                             821,089
   105,121      Telecomunicacoes de Sao Paulo, S.A. (TELESP), Rights,
                 expire 11/07/97                                                             953  **
    21,500      Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)                     155,981
                                                                                     -----------

                TOTAL PREFERRED STOCK (Cost: $7,853,193) (16.5%)                       9,119,332
                                                                                     -----------

                TOTAL EQUITY SECURITIES (Cost: $41,281,863) (95.4%)                   52,784,717
                                                                                     -----------

 Principal
   Amount       SHORT-TERM INVESTMENT (Cost: $1,568,128) (2.8%)
------------    -----------------------------------------------
$1,568,128      Bank of New York Depository Reserve, 4.6%, due 11/03/97                1,568,128
                                                                                     -----------

                TOTAL INVESTMENTS (Cost: $42,849,991) (98.2%)                         54,352,845

                EXCESS OF OTHER ASSETS OVER LIABILITIES (1.8%)                           982,660
                                                                                     -----------

                NET ASSETS (100%)                                                    $55,335,505
                                                                                     ===========

*  Restricted security. (See Note 6)
** Non-income producing.
See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------
                                                           TCW Galileo                    TCW Galileo
                                                           Money Market                   Core Fixed
                                                               Fund                       Income Fund
                                                           ------------                   -----------
ASSETS

   Investments, at Value /(1)/                             $    222,088                   $    20,006
   Receivables for Fund Shares Sold                                   -                           112
   Receivables for Securities Sold                                    -                           560
   Accrued Interest and Dividends Receivable                      1,704                           245
   Deferred Organization Costs                                        -                             3
                                                           ------------                   -----------
          Total Assets                                          223,792                        20,926
                                                           ------------                   -----------

LIABILITIES

   Payables for Fund Shares Redeemed                                  -                             -
   Distributions Payable                                            930                           110
   Payables for Securities Purchased                                  -                         1,407
   Management Fees and Other Accrued Expenses                        91                            41
                                                           ------------                   -----------
          Total Liabilities                                       1,021                         1,558
                                                           ------------                   -----------
NET ASSETS                                                 $    222,771                   $    19,368
                                                           ============                   ===========

NET ASSETS CONSIST OF:

   Paid-in Capital                                         $    222,771                   $    21,567
   Undistributed Net Realized Gain (Loss) on Investments              -                        (3,217)
   Unrealized Appreciation (Depreciation) on Investments              -                           445
   Undistributed (Overdistributed) Net Investment Income              -                           573
                                                           ------------                   -----------
NET ASSETS                                                 $    222,771                   $    19,368
                                                           ============                   ===========

CAPITAL SHARES OUTSTANDING                                  222,771,033                     2,012,966
                                                           ============                   ===========
NET ASSET VALUE PER SHARE                                  $       1.00                   $      9.62
                                                           ============                   ===========

/(1)/ The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo
      Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund, the TCW Galileo Long-Term Mortgage Backed Securities Fund and the TCW Convertible Securities Fund at October 31, 1997 was $222,088, $19,561, $205,353, $55,972, $78,484 and
      $33,525 respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1997

  TCW Galileo                TCW Galileo            TCW Galileo Long-Term             TCW Galileo
  High Yield               Mortgage Backed             Mortgage Backed                Convertible
   Bond Fund               Securities Fund             Securities Fund              Securities Fund
--------------             ---------------          ----------------------          ---------------
$      209,893              $       54,637              $        81,627              $       36,760
            88                           -                            5                           -
         1,532                         600                          128                         387
         5,370                         423                          571                         279
             3                           3                            6                           3
--------------              --------------              ---------------              --------------
       216,886                      55,663                       82,337                      37,429
--------------              --------------              ---------------              --------------

         4,730                           -                          200                           -
         1,636                         285                          618                           -
         1,564                           -                            -                         468
           195                          71                           77                          71
--------------              --------------              ---------------              --------------
         8,125                         356                          895                         539
--------------              --------------              ---------------              --------------
$      208,761              $       55,307              $        81,442              $       36,890
==============              ==============              ===============              ==============

$      201,054              $       63,316              $        77,539              $       31,176
         2,871                      (5,455)                         473                       2,477
         4,540                      (1,335)                       3,143                       3,235
           296                      (1,219)                         287                           2
--------------              --------------              ---------------              --------------
$      208,761              $       55,307              $        81,442              $       36,890
==============              ==============              ===============              ==============

    20,646,868                   5,701,120                    8,218,873                   3,232,972
==============              ==============              ===============              ==============

$        10.11              $         9.70              $          9.91              $        11.41
==============              ==============              ===============              ==============


STATEMENTS OF ASSETS AND LIABILITIES (Continued)
------------------------------------------------

                                                                                        TCW                        TCW Galileo
                                                                                    Galileo Core                Earnings Momentum
                                                                                    Equity Fund                       Fund
                                                                                    ------------                -----------------
ASSETS
   Investments, at Value /(1)/                                                      $    155,994                   $    103,950
   Receivables for Fund Shares Sold                                                          166                              -
   Receivables for Securities Sold                                                            53                          1,986
   Unrealized Appreciation of Forward Foreign Currency Contracts                               -                              -
   Accrued Interest and Dividends Receivable                                                 174                             12
   Deferred Organization Costs                                                                 3                              1
                                                                                    ------------                   ------------
          Total Assets                                                                   156,390                        105,949
                                                                                    ------------                   ------------
LIABILITIES

   Payables for Fund Shares Redeemed                                                           -                              -
   Payables for Securities Purchased                                                           -                          4,151
   Management Fees and Other Accrued Expenses                                                277                            131
                                                                                    ------------                   ------------
          Total Liabilities                                                                  277                          4,282
                                                                                    ------------                   ------------
NET ASSETS                                                                          $    156,113                   $    101,667
                                                                                    ============                   ============
NET ASSETS CONSIST OF:

   Paid-in Capital                                                                  $     46,832                   $     74,995
   Undistributed Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions                                                        58,504                          7,865
   Unrealized Appreciation (Depreciation) on Investments
     and Foreign Currency Translations                                                    50,612                         20,377
   Undistributed (Overdistributed) Net Investment Income                                     165                              -
   Net Investment (Loss)                                                                       -                         (1,570)
                                                                                    ------------                   ------------
NET ASSETS                                                                          $    156,113                   $    101,667
                                                                                    ============                   ============
CAPITAL SHARES OUTSTANDING                                                             8,091,318                      7,327,493
                                                                                    ============                   ============
NET ASSET VALUE PER SHARE                                                           $      19.29                   $      13.87
                                                                                    ============                   ============

/(1)/ The identified cost for the TCW Galileo Core Equity Fund, the TCW Galileo
      Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund and the TCW Galileo Latin America Equity Fund at October 31, 1997 was $105,382, $83,573, $112,201, $99,172,
      $22,874, $44,006 and $42,850, respectively.

See accompanying Notes to Financial Statements.

                                                                                                             TCW GALILEO FUNDS, INC.

                                                                                                         Dollar Amounts in Thousands
                                                                                                          (Except per Share Amounts)

                                                                                                                    October 31, 1997


         TCW Galileo              TCW Galileo                  TCW Galileo                TCW Galileo                TCW Galileo
           Mid-Cap                 Small Cap                   Asia Pacific            Emerging Markets             Latin America
         Growth Fund              Growth Fund                  Equity Fund                   Fund                    Equity Fund
         -----------              -----------                  -----------             ----------------             -------------
         $   144,773              $   145,696                  $   19,532              $      45,270                $      54,353
                   -                       53                           -                          -                           36
                 936                    2,904                       2,097                      3,118                          932
                   -                        -                           -                         35                           93
                  34                       14                          25                         66                           83
                   2                        3                           2                          2                            3
         -----------              -----------                  ----------              -------------                -------------
             145,745                  148,670                      21,656                     48,491                       55,500
         -----------              -----------                  ----------              -------------                -------------



               2,825                    2,511                           -                         11                            -
               6,909                    1,218                         241                        621                            -
                 161                      185                          88                        133                          164
         -----------              -----------                  ----------              -------------                -------------
               9,895                    3,914                         329                        765                          164
         -----------              -----------                  ----------              -------------                -------------
         $   135,850              $   144,756                  $   21,327              $      47,726                $      55,336
         ===========              ===========                  ==========              =============                =============



         $   115,616              $    89,492                  $   20,834              $      51,337                $      57,306

             (11,123)                  11,233                       4,068                     (5,020)                     (14,458)

              32,572                   46,524                      (3,342)                     1,299                       11,596
                   -                        -                        (233)                       110                          892
              (1,215)                  (2,493)                          -                          -                            -
         -----------              -----------                  ----------              -------------                -------------

         $   135,850              $   144,756                  $   21,327              $      47,726                $      55,336
         ===========              ===========                  ==========              =============                =============

          14,451,046                7,724,218                   2,891,878                  5,737,619                    4,424,572
         ===========              ===========                  ==========              =============                =============

         $      9.40              $     18.74                  $     7.37              $        8.32                $       12.51
         ===========              ===========                  ==========              =============                =============

STATEMENTS OF OPERATIONS
------------------------


                                                                                   TCW Galileo                 TCW Galileo
                                                                                  Money Market                 Core Fixed
                                                                                      Fund                    Income Fund
                                                                              --------------------        --------------------
INVESTMENT INCOME

   Income:
      Dividends                                                               $                -          $               -
      Interest                                                                            13,174                      1,559
                                                                                 ----------------           ----------------
          Total                                                                           13,174                      1,559
                                                                                 ----------------           ----------------

   Expenses:
      Management Fees                                                                        592                         77
      Accounting Service Fees                                                                237                         35
      Custodian Fees                                                                          40                          6
      Transfer Agent Fees                                                                     35                         34
      Registration Fees                                                                        3                          7
      Directors' Fees and Expenses                                                             9                          9
      Audit and Tax Fees                                                                      15                         16
      Amortization of Deferred Organization Costs                                              -                         10
      Other                                                                                   24                         11
                                                                                 ----------------           ----------------
   Total Expenses                                                                            955                        205
   Less Expenses Borne by Investment Adviser                                                  11                          -
                                                                                 ----------------           ----------------
   Net Expenses                                                                              944                        205
                                                                                 ----------------           ----------------
   Net Investment Income                                                                  12,230                      1,354
                                                                                 ----------------           ----------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

   Net Realized Gain (Loss) on Investments During the Year                                     -                        241
   Change in Unrealized Appreciation
    on Investments During the Year                                                             -                         42
                                                                                 ----------------           ----------------
   Net Realized and Unrealized Gain on Investments
    During the Year                                                                            -                        283
                                                                                 ----------------           ----------------

INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                      $        12,230            $         1,637
                                                                                 ================           ================




See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1997


TCW Galileo      TCW Galileo        TCW Galileo Long-Term        TCW Galileo
High Yield      Mortgage Backed         Mortgage Backed           Convertible
Bond Fund       Securities Fund        Securities Fund       Securities Fund /(1)/
-----------     ---------------     ---------------------    -------------------
$         -       $         -            $         -             $       329
     21,365             3,615                  8,641                     861
-----------       -----------            -----------             -----------
     21,365             3,615                  8,641                   1,190
-----------       -----------            -----------             -----------

      1,612               265                    512                     198
         35                35                     35                      29
         21                11                     12                      11
         40                35                     38                      11
          5                 6                      5                       4
          9                 9                      9                       8
         16                23                     24                      17
         10                10                     10                       1
         46                16                     21                       7
-----------       -----------            -----------             -----------
      1,794               410                    666                     286
          -                 -                      -                      35
-----------       -----------            -----------             -----------
      1,794               410                    666                     251
-----------       -----------            -----------             -----------
     19,571             3,205                  7,975                     939
-----------       -----------            -----------             -----------


      5,556               (78)                   569                   2,477

        804               248                  1,875                   1,623
-----------       -----------            -----------             -----------

      6,360               170                  2,444                   4,100
-----------       -----------            -----------             -----------

$    25,931       $     3,375            $    10,419             $     5,039
===========       ===========            ===========             ===========

(1) For the period January 2, 1997 (commencement of operations) through October 31, 1997.

------------------------------------

                                                                    TCW           TCW Galileo
                                                                Galileo Core   Earnings Momentum
                                                                Equity Fund          Fund
                                                               -------------   -----------------
INVESTMENT INCOME

   Income:
      Dividends                                                $       1,987     $          80
      Interest                                                             -                95
                                                               -------------     -------------
          Total                                                        1,987               175
                                                               -------------     -------------
   Expenses:
      Management Fees                                                  1,628               828
      Accounting Service Fees                                             35                35
      Custodian Fees                                                      31                24
      Transfer Agent Fees                                                 41                31
      Registration Fees                                                   13                 6
      Directors' Fees and Expenses                                         9                 9
      Audit and Tax Fees                                                  16                16
      Amortization of Deferred Organization Costs                         10                 1
      Other                                                               23                19
                                                               -------------     -------------
   Total Expenses                                                      1,806               969
                                                               -------------     -------------
   Net Investment Income (Loss)                                          181              (794)
                                                               -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY

   Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions During the Year                     58,507             7,257
   Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations
    During the Year                                                   (9,558)            8,786
                                                               -------------     -------------
   Net Realized and Unrealized Gain (Loss) on Investments
    and Foreign Currency During the Year                              48,949            16,043
                                                               -------------     -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                               $      49,130     $      15,249
                                                               =============     =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1997


  TCW Galileo       TCW Galileo         TCW Galileo           TCW Galileo             TCW Galileo
    Mid-Cap          Small Cap          Asia Pacific        Emerging Markets         Latin America
  Growth Fund       Growth Fund         Equity Fund              Fund                 Equity Fund
 --------------    -------------       --------------      ------------------       ---------------

   $      69        $     135           $     617/(1)/        $   1,013/(1)/          $   1,676/(1)/
         204              184                  54                   144                      84
   ---------        ---------           ---------             ---------               ---------
         273              319                 671                 1,157                   1,760
   ---------        ---------           ---------             ---------               ---------

       1,090            1,290                 457                   623                     754
          35               35                  35                    35                      35
          14               29                 117                   203                     225
          36               39                  29                    30                      36
           5               24                   6                     5                       5
           8                9                   9                     9                       9
          16               16                  16                    16                      16
           -                2                   2                     3                      10
          13               26                  10                    12                      12
   ---------        ---------           ---------             ---------               ---------
       1,217            1,470                 681                   936                   1,102
   ---------        ---------           ---------             ---------               ---------
        (944)          (1,151)                (10)                  221                     658
   ---------        ---------           ---------             ---------               ---------




      (8,474)          10,965               4,190                 4,502                  17,076


      12,646            2,818              (9,363)               (1,473)                  3,998
   ---------        ---------           ---------             ---------               ---------

       4,172           13,783              (5,173)                3,029                  21,074
   ---------        ---------           ---------             ---------               ---------

   $   3,228        $  12,632           $  (5,183)            $   3,250               $  21,732
   =========        =========           =========             =========               =========


(1) Net of foreign taxes withheld of $50, $70 and $105 for TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund and TCW Galileo Latin America Equity Fund, respectively. None of the foreign taxes withheld are subject to reclaim.

TCW Galileo Money Market Fund


                                                                                                         Dollar Amounts in Thousands
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                    Year Ended                    Year Ended
                                                                                 October 31, 1997              October 31, 1996
                                                                                 ----------------              ----------------
OPERATIONS

   Net Investment Income                                                         $        12,230               $      9,174
                                                                                 ---------------               ------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                              (12,230)                    (9,174)
                                                                                 ---------------               ------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (1,234,945,155 shares in 1997 and 1,034,355,297 shares in 1996)                    1,234,945                  1,034,355
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (5,434,998 shares in 1997 and 4,792,741 shares in 1996)                                5,435                      4,793
   Cost of Shares Redeemed
    (1,251,280,223 shares in 1997 and 891,779,229 shares in 1996)                     (1,251,280)                  (891,779)
                                                                                 ---------------               ------------
   Increase (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                                   (10,900)                   147,369
                                                                                 ---------------               ------------
   Increase (Decrease) in Net Assets                                                     (10,900)                   147,369


NET ASSETS

   Beginning of Year                                                                     233,671                     86,302
                                                                                 ---------------               ------------
   End of Year                                                                   $       222,771               $    233,671
                                                                                 ===============               ============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Core Fixed Income Fund

                                                     Dollar Amounts in Thousands


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                  Year Ended                      Year Ended
                                                                               October 31, 1997                October 31, 1996
                                                                              ------------------              ------------------
OPERATIONS

   Net Investment Income                                                      $           1,354                $            1,859
   Net Realized Gain on Investments                                                         241                               165
   Change in Unrealized Appreciation (Depreciation) on
    Investments                                                                               42                             (887)
                                                                              ------------------               ------------------
   Increase in Net Assets Resulting from Operations                                        1,637                            1,137
                                                                              ------------------               ------------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                               (1,373)                          (1,844)
                                                                              ------------------               ------------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (717,575 shares in 1997 and 1,277,842 shares in 1996)                                  6,812                           12,275
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (138,935 shares in 1997 and 169,477 shares in 1996)                                    1,310                            1,595
   Cost of Shares Redeemed
    (1,490,800 shares in 1997 and 2,570,171 shares in 1996)                              (14,024)                         (24,393)
                                                                              ------------------               ------------------
   (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                                            (5,902)                         (10,523)
                                                                              ------------------               ------------------
   (Decrease) in Net Assets                                                               (5,638)                         (11,230)


NET ASSETS

   Beginning of Year                                                                      25,006                           36,236
                                                                              ------------------               ------------------
   End of Year                                                                $           19,368               $           25,006
                                                                              ==================               ==================

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund



                                                                                                         Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
                                                                                     Year Ended                        Year Ended
                                                                                  October 31, 1997                  October 31, 1996
                                                                                  ----------------                  ----------------
OPERATIONS

   Net Investment Income                                                          $       19,571                    $      11,400
   Net Realized Gain (Loss) on Investments                                                 5,556                           (1,228)
   Change in Unrealized Appreciation
    on Investments                                                                           804                            2,582
                                                                                  --------------                    -------------
   Increase in Net Assets Resulting from Operations                                       25,931                           12,754
                                                                                  --------------                    -------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                              (19,383)                         (11,413)
                                                                                  --------------                   --------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (13,039,199 shares in 1997 and 13,695,295 shares in 1996)                            130,756                          132,706
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (1,688,689 shares in 1997 and 795,733 shares in 1996)                                 16,818                            7,704
   Cost of Shares Redeemed
    (12,886,525 shares in 1997 and 5,199,280 shares in 1996)                            (129,176)                         (50,588)
                                                                                  --------------                   --------------
   Increase in Net Assets Resulting from
    Capital Share Transactions                                                            18,398                           89,822
                                                                                  --------------                   --------------
   Increase in Net Assets                                                                 24,946                           91,163


NET ASSETS

   Beginning of Year                                                                     183,815                           92,652
                                                                                  --------------                   --------------
   End of Year                                                                    $      208,761                   $      183,815
                                                                                  ==============                   ==============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund

                                                     Dollar Amounts in Thousands


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
                                                                                      Year Ended                      Year Ended
                                                                                   October 31, 1997                October 31, 1996
                                                                                   ----------------                ----------------
OPERATIONS

   Net Investment Income                                                           $       3,205                   $        3,959
   Net Realized (Loss) on Investments                                                        (78)                            (861)
   Change in Unrealized Appreciation
    on Investments                                                                           248                            2,487
                                                                                   -------------                   --------------
   Increase in Net Assets Resulting from Operations                                        3,375                            5,585
                                                                                   -------------                   --------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                               (2,046)                          (3,794)
   Distributions in Excess of Net Investment Income                                       (1,219)                          (1,159)
                                                                                   -------------                   --------------
      Total Distributions to Shareholders                                                 (3,265)                          (4,953)
                                                                                   -------------                   --------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (8,709,536 shares in 1997 and 5,564,984 shares in 1996)                               84,756                           53,480
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (321,824 shares in 1997 and 453,325 shares in 1996)                                    3,115                            4,350
   Cost of Shares Redeemed
    (9,728,007 shares in 1997 and 8,115,490 shares in 1996)                              (94,509)                         (77,993)
                                                                                   -------------                   --------------
   (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                                            (6,638)                         (20,163)
                                                                                   -------------                   --------------
   (Decrease) in Net Assets                                                               (6,528)                         (19,531)


NET ASSETS

   Beginning of Year                                                                      61,835                           81,366
                                                                                   -------------                   --------------
   End of Year                                                                     $      55,307                   $       61,835
                                                                                   =============                   ==============

See accompanying Notes to Financial Statements.

TCW Galileo Long-Term Mortgage Backed Securities Fund

                                                     Dollar Amounts in Thousands



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                    Year Ended                        Year Ended
                                                                                 October 31, 1997                  October 31, 1996
                                                                                 ----------------                  ----------------
OPERATIONS

   Net Investment Income                                                         $         7,975                   $        5,912
   Net Realized Gain on Investments                                                          569                              466
   Change in Unrealized Appreciation
    on Investments                                                                         1,875                              827
                                                                                 ---------------                   --------------
   Increase in Net Assets Resulting from Operations                                       10,419                            7,205
                                                                                 ---------------                   --------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                               (7,476)                          (5,934)
   Distributions in Excess of Net Investment Income                                            -                             (212)
                                                                                ----------------                   --------------
      Total Distributions to Shareholders                                                 (7,476)                          (6,146)
                                                                                ----------------                   --------------



CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (516,324 shares in 1997 and 5,357,272 shares in 1996)                                  4,947                           50,184
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (758,014 shares in 1997 and 570,644 shares in 1996)                                    7,257                            5,384
   Cost of Shares Redeemed
    (4,796,056 shares in 1997 and 2,572,042 shares in 1996)                              (45,965)                         (24,526)
                                                                                ----------------                   --------------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                                           (33,761)                          31,042
                                                                                ----------------                   --------------
   Increase (Decrease) in Net Assets                                                     (30,818)                          32,101


NET ASSETS

   Beginning of Year                                                                     112,260                           80,159
                                                                                ----------------                   --------------
   End of Year                                                                  $         81,442                   $      112,260
                                                                                ================                   ==============

See accompanying Notes to Financial Statements.


                                                                                                             TCW GALILEO FUNDS, INC.

TCW Galileo Convertible Securities Fund



                                                                                                         Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
                                                                                                                 January 2, 1997
                                                                                                                (Commencement of
                                                                                                               Operations) through
                                                                                                                October 31, 1997
                                                                                                               -------------------
OPERATIONS

   Net Investment Income                                                                                       $              939
   Net Realized Gain on Investments                                                                                         2,477
   Change in Unrealized Appreciation on Investments                                                                         1,623
                                                                                                               ------------------
   Increase in Net Assets Resulting from Operations                                                                         5,039
                                                                                                               ------------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                                                                  (937)
                                                                                                               ------------------


CAPITAL SHARE TRANSACTIONS

   Shares Issued Upon Exchange of Limited Partnership
    Interests (2,485,514 shares) (Note 1)                                                                                  24,855
   Proceeds from Shares Sold (1,575,745 shares)                                                                            16,632
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (62,882 shares)                                                                                                           672
   Cost of Shares Redeemed (891,169 shares)                                                                                (9,371)
                                                                                                               ------------------
   Increase in Net Assets Resulting from
    Capital Share Transactions                                                                                             32,788
                                                                                                               ------------------
   Increase in Net Assets                                                                                                  36,890


NET ASSETS

   Beginning of Period                                                                                                          -
                                                                                                               ------------------
   End of Period                                                                                               $           36,890
                                                                                                               ==================

See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

                                                     Dollar Amounts in Thousands
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------


                                                                                Year Ended                      Year Ended
                                                                             October 31, 1997                October 31, 1996
                                                                            ------------------              ------------------
OPERATIONS

   Net Investment Income                                                      $          181                 $         379
   Net Realized Gain on Investments                                                   58,507                        11,808
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                                    (9,558)                       19,564
                                                                              --------------                 -------------
   Increase in Net Assets Resulting from Operations                                   49,130                        31,751
                                                                              --------------                 -------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                             (291)                         (722)
   Distributions from Net Realized Gains                                              (2,817)                            -
                                                                              --------------                 -------------
      Total Distributions to Shareholders                                             (3,108)                         (722)
                                                                              --------------                 -------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (916,772 shares in 1997 and 3,809,396 shares in 1996)                             15,783                        57,075
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (178,643 shares in 1997 and 39,376 shares in 1996)                                 2,971                           539
   Cost of Shares Redeemed
    (7,520,587 shares in 1997 and 3,778,090 shares in 1996)                         (139,965)                      (55,062)
                                                                              --------------                 -------------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                                      (121,211)                        2,552
                                                                              --------------                 -------------
   Increase (Decrease) in Net Assets                                                 (75,189)                       33,581

NET ASSETS

   Beginning of Year                                                                 231,302                       197,721
                                                                              --------------                 -------------
   End of Year                                                                $      156,113                 $     231,302
                                                                              ==============                 =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Earnings Momentum Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                   Year Ended           Year Ended
                                                                October 31, 1997     October 31, 1996
                                                                ----------------     ----------------
OPERATIONS

  Net Investment (Loss)                                           $     (794)          $     (608)
  Net Realized Gain on Investments                                     7,257                6,438
  Change in Unrealized Appreciation on Investments                     8,786                2,416
                                                                  -----------          -----------
  Increase in Net Assets Resulting from Operations                    15,249                8,246
                                                                  -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS

  Distributions From Net Realized Gains                               (5,829)                (369)
                                                                  -----------          -----------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
    (2,696,542 shares in 1997 and 1,440,632 shares in 1996)           31,271               19,079
  Proceeds from Shares Issued upon
    Reinvestment of Dividends
    (458,342 shares in 1997 and 26,564 shares in 1996)                 5,474                  357
  Cost of Shares Redeemed
    (1,821,359 shares in 1997 and 1,002,762 shares in 1996)          (22,492)             (12,730)
                                                                  -----------          -----------
  Increase in Net Assets Resulting from
    Capital Share Transactions                                        14,253                6,706
                                                                  -----------          -----------
  Increase in Net Assets                                              23,673               14,583

NET ASSETS

  Beginning of Year                                                   77,994               63,411
                                                                  -----------          -----------
  End of Year                                                     $  101,667           $   77,994
                                                                  ===========          ===========

See accompanying Notes to Financial Statements.

TCW Galileo Mid-Cap Growth Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------


                                                                                                                     June 3, 1996
                                                                                                                   (Commencement of
                                                                                  Year Ended                     Operations) through
                                                                               October 31, 1997                    October 31, 1996
                                                                              ------------------               ---------------------
OPERATIONS

   Net Investment (Loss)                                                      $             (944)              $             (271)
   Net Realized (Loss) on Investments                                                     (8,474)                          (2,649)
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                                        12,646                           (2,861)
                                                                              ------------------               ------------------
   Increase (Decrease) in Net Assets Resulting from Operations                             3,228                           (5,781)
                                                                              ------------------               ------------------


CAPITAL SHARE TRANSACTIONS

   Shares Issued upon Exchange of Limited Partnership
    Interests (6,603,028 shares in 1996)                                                       -                           66,030
   Proceeds from Shares Sold (7,109,713 shares in 1997 and
    3,972,481 shares in 1996)                                                             63,202                           36,973
   Cost of Shares Redeemed (2,719,048 shares in 1997 and
    515,128 shares in 1996)                                                              (23,010)                          (4,792)
                                                                              ------------------               ------------------
   Increase in Net Assets Resulting from
    Capital Share Transactions                                                            40,192                           98,211
                                                                              ------------------               ------------------
   Increase in Net Assets                                                                 43,420                           92,430


NET ASSETS

   Beginning of Period                                                                    92,430                                -
                                                                              ------------------               ------------------
   End of Period                                                              $          135,850               $           92,430
                                                                              ==================               ==================

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Small Cap Growth Fund

                                                     Dollar Amounts in Thousands
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                   Year Ended             Year Ended
                                                                                October 31, 1997       October 31, 1996
                                                                                ----------------       ----------------
OPERATIONS
   Net Investment (Loss)                                                        $      (1,151)         $        (839)
   Net Realized Gain on Investments                                                    10,965                  1,368
   Change in Unrealized Appreciation on Investments                                     2,818                 22,379
                                                                                --------------         --------------
   Increase in Net Assets Resulting from Operations                                    12,632                 22,908
                                                                                --------------         --------------
DISTRIBUTION TO SHAREHOLDERS
   Distributions from Net Investment Income                                                 -                    (98)
   Distributions from Net Realized Gains                                               (1,426)                (1,514)
                                                                                --------------         --------------
      Total Distributions to Shareholders                                              (1,426)                (1,612)
                                                                                --------------         --------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from Shares Sold
    (2,161,818 shares in 1997 and 3,841,344 shares in 1996)                            35,977                 62,195
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (80,731 shares in 1997 and 109,774 shares in 1996)                                  1,386                  1,531
   Cost of Shares Redeemed
    (2,231,297 shares in 1997 and 1,121,510 shares in 1996)                           (36,257)               (18,634)
                                                                                --------------         --------------
   Increase in Net Assets Resulting from Capital
    Share Transactions                                                                  1,106                 45,092
                                                                                --------------         --------------
   Increase in Net Assets                                                              12,312                 66,388


NET ASSETS
   Beginning of Year                                                                  132,444                 66,056
                                                                                --------------         --------------
   End of Year                                                                  $     144,756          $     132,444
                                                                                ==============         ==============



See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund


                                                                                        Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                  Year Ended                 Year Ended
                                                                               October 31, 1997           October 31, 1996
                                                                             --------------------       --------------------
OPERATIONS

   Net Investment Income (Loss)                                                 $          (10)             $          320
   Net Realized Gain on Investments and
    Foreign Currency Transactions                                                        4,190                       1,060
   Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                                       (9,363)                      3,103
                                                                                --------------              --------------
   Increase (Decrease) in Net Assets Resulting from Operations                          (5,183)                      4,483
                                                                                --------------              --------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                               (322)                       (242)
   Distributions in Excess of Net Investment Income                                       (233)                          -
                                                                                --------------              --------------
      Total Distributions to Shareholders                                                 (555)                       (242)
                                                                                --------------              --------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (671,147 shares in 1997 and 1,653,606 shares in 1996)                                7,355                      15,972
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (47,638 shares in 1997 and 24,113 shares in 1996)                                      540                         232
   Cost of Shares Redeemed
    (2,849,433 shares in 1997 and 2,040,994 shares in 1996)                            (29,096)                    (18,888)
                                                                                --------------              --------------
   (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                                 (21,201)                     (2,684)
                                                                                --------------              --------------
   Increase (Decrease) in Net Assets                                                   (26,939)                      1,557


NET ASSETS

   Beginning of Year                                                                    48,266                      46,709
                                                                                --------------              --------------
   End of Year                                                                  $       21,327              $       48,266
                                                                                ==============              ==============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Emerging Markets Fund


                                                                                        Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                   Year Ended                   Year Ended
                                                                                October 31, 1997             October 31, 1996
                                                                             ----------------------       ----------------------
OPERATIONS

   Net Investment Income                                                      $              221            $              443
   Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions                                                          4,502                          (902)
   Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                                         (1,473)                        6,769
                                                                              -------------------           -------------------
   Increase in Net Assets Resulting from Operations                                        3,250                         6,310
                                                                              -------------------           -------------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                                 (670)                         (151)
                                                                              -------------------           -------------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (775,118 shares in 1997 and 2,488,039 shares in 1996)                                  7,428                        20,122
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (49,995 shares in 1997 and 17,923 shares in 1996)                                        483                           135
   Cost of Shares Redeemed (2,135,058 shares in 1997 and
    2,676,057 shares in 1996)                                                            (20,404)                      (20,650)
                                                                              -------------------           -------------------
   (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                                   (12,493)                         (393)
                                                                              -------------------           -------------------
   Increase (Decrease) in Net Assets                                                      (9,913)                        5,766


NET ASSETS

   Beginning of Year                                                                      57,639                        51,873
                                                                              -------------------           -------------------
   End of Year                                                                $           47,726            $           57,639
                                                                              ===================           ===================


See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                    Year Ended           Year Ended
                                                                 October 31, 1997     October 31, 1996
                                                                 ----------------     ----------------
OPERATIONS

  Net Investment Income                                            $        658         $        688
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions                                        17,076               (3,423)
  Change in Unrealized Appreciation on Investments
    and Foreign Currency Translations                                     3,998               14,716
                                                                   -------------        -------------
  Increase in Net Assets Resulting from Operations                       21,732               11,981
                                                                   -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions from Net Investment Income                                 (726)                (192)
                                                                   -------------        -------------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
    (879,898 shares in 1997 and 3,090,695 shares in 1996)                11,912               27,546
  Proceeds from Shares Issued upon Reinvestment of Dividends
    (8,386 shares in 1997 and 5,047 shares in 1996)                          94                   43
  Cost of Shares Redeemed
    (3,292,335 shares in 1997 and 1,181,839 shares in 1996)             (45,999)              (9,997)
                                                                   -------------        -------------
  Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                          (33,993)              17,592
                                                                   -------------        -------------
  Increase (Decrease) in Net Assets                                     (12,987)              29,381

NET ASSETS

  Beginning of Year                                                      68,323               38,942
                                                                   -------------        -------------
  End of Year                                                      $     55,336         $     68,323
                                                                   =============        =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS
-----------------------------

Note 1 -  Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of thirteen no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund, and TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified bond funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and seven non-diversified equity funds (the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, and the TCW Galileo Latin America Equity Fund) currently offered by the Company. The TCW Galileo Convertible Securities Fund commenced operations on January 2, 1997, resulting from the exchange of limited partnership interest. The assets and liabilities were transferred at historical cost from the limited partnership to the Fund on January 2, 1997, and the fair value of which was exchanged for shares of common shares of the Fund. The transfer was treated as a tax-free exchange in accordance with the Internal Revenue Code.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments;
(3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Core Equity Fund emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; and (13) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities.


Note 2 - Significant Accounting Policies

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

-----------------------------------------


Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than TCW Galileo Money Market Funds, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discount is accreted as interest income using a constant yield to maturity method. The TCW Galileo High Yield Bond Fund recognizes as interest income discounts on securities purchased at the time the security is sold. The TCW Galileo Core Fixed Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method and also amortizes premiums as a reduction to interest for securities purchased in excess of par value on a constant yield to maturity amortization method. For all other Funds, premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain
(loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (See
Note 7).

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage-backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collaterialized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of October 31, 1997.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1997


Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 1997.

Deferred Organization Costs: For those Funds which commenced operations during 1993, organization costs of $50,000 per Fund have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organization costs of $10,000 per Fund for the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund and the TCW Galileo Emerging Markets Fund have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organizational costs of approximately $3,800, $2,200 and $4,400 for the TCW Galileo Earnings Momentum Fund, TCW Galileo Mid-Cap Growth Fund and the TCW Galileo Convertible Securities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five year period from the commencement of operations.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,008 shares of common stock (one share each of the TCW Galileo Money Market Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund,
TCW Galileo Long-Term Mortgage Backed Securities Fund, the TCW Galileo Mid-Cap Growth Fund and the TCW Convertible Securities Fund, and 2,000 shares each of the other five Funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

Expense Allocation: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Time for the other Funds.

Dividends and Distributions: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. It is the policy of the equity funds to declare and pay, or reinvest, dividends from net investment income annually and the bond funds to declare and pay, or reinvest, dividends from net investment income monthly. TCW Galileo Convertible Securities Fund declares dividends from net investment income quarterly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

-----------------------------------------


Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 - Federal Income Taxes

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 1997, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                                          TCW               TCW              TCW                 TCW
                                        Galileo           Galileo          Galileo         Galileo Long-Term
                                       Core Fixed        High Yield     Mortgage Backed     Mortgage Backed
                                      Income Fund        Bond Fund      Securities Fund     Securities Fund
                                     -------------      -----------     ---------------    -----------------

Unrealized Appreciation              $   464,780        $ 6,031,961      $    177,088         $  4,399,666
Unrealized (Depreciation)                (20,357)        (1,505,301)       (1,511,410)          (1,257,319)
                                     -----------        -----------      ------------         ------------

Net Unrealized Appreciation          $   444,423        $ 4,526,660      $ (1,334,322)        $  3,142,347
                                     ===========        ===========      ============         ============

Cost of Investments for Federal
Income Tax Purposes                  $19,561,689        $205,352,779     $ 55,971,521         $ 78,484,238
                                     ===========        ============     ============         ============

                                     TCW Galileo             TCW           TCW Galileo        TCW Galileo
                                     Convertible        Galileo Core        Earnings            Mid-Cap
                                   Securities Fund      Equity Fund       Momentum Fund       Growth Fund
                                   ---------------      ------------      -------------      -------------
Unrealized Appreciation              $ 3,701,656        $ 52,227,054     $ 23,312,494         $ 36,933,803
Unrealized (Depreciation)               (485,693)         (1,615,363)      (2,935,497)          (4,361,981)
                                     -----------        ------------     ------------         ------------
Net Unrealized Appreciation          $ 3,215,963        $ 50,611,691     $ 20,376,997         $ 32,571,822
                                     ===========        ============     ============         ============

Cost of Investments for Federal
Income Tax Purposes                  $33,543,604        $105,382,758     $ 77,305,705         $109,375,922
                                     ===========        ============     ============         ============
                                     TCW Galileo         TCW Galileo       TCW Galileo        TCW Galileo
                                      Small Cap         Asia Pacific        Emerging         Latin America
                                     Growth Fund         Equity Fund      Markets Fund        Equity Fund
                                    -------------       ------------      ------------       -------------

Unrealized Appreciation              $49,301,708        $    288,858     $  5,520,832         $ 13,325,562
Unrealized (Depreciation)             (2,893,941)         (3,822,017)      (4,282,277)          (1,822,708)
                                     -----------        ------------     ------------         ------------
Net Unrealized Appreciation
(Depreciation)                       $46,407,767        $ (3,533,159)    $  1,238,555         $ 11,502,854
                                     ===========        ============     ============         ============

Cost of Investments for Federal
Income Tax Purposes                  $90,819,259        $ 23,064,391     $ 44,026,112         $ 42,838,258
                                     ===========        ============     ============         ============

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1997


At October 31, 1997, the following Funds had net realized loss carryforwards for federal income tax purposes:

                                                                                  Expiring in
                                                           ---------------------------------------------------------
                                                               2002           2003            2004         2005
                                                           -----------    -----------     -----------   -----------
TCW Galileo Core Fixed Income Fund                         $ 1,977,000    $   644,000     $        --   $        --
TCW Galileo Mortgage Backed Securities Fund                    446,000      4,070,000         861,000        73,000
TCW Galileo Mid-Cap Growth Fund                                     --             --       2,649,000     8,154,000
TCW Galileo Emerging Markets Fund                                   --      3,478,000         902,000            --
TCW Galileo Latin America Equity Fund                               --     10,558,000       3,423,000            --

Note 4 - Investment Advisory and Accounting Service Fees

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

     TCW Galileo Money Market Fund                                     0.25%
     TCW Galileo Core Fixed Income Fund                                0.35%
     TCW Galileo High Yield Bond Fund                                  0.75%
     TCW Galileo Mortgage Backed Securities Fund                       0.50%
     TCW Galileo Long-Term Mortgage Backed Securities Fund             0.50%
     TCW Galileo Convertible Securities Fund                           0.75%
     TCW Galileo Core Equity Fund                                      0.75%
     TCW Galileo Earnings Momentum Fund                                1.00%
     TCW Galileo Small Cap Growth Fund                                 1.00%
     TCW Galileo Mid-Cap Growth Fund                                   1.00%
     TCW Galileo Asia Pacific Equity Fund                              1.00%
     TCW Galileo Emerging Markets Fund                                 1.00%
     TCW Galileo Latin America Equity Fund                             1.00%

The TCW Galileo Money Market Fund reimburses the Adviser for the costs of providing accounting services to the Fund in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each equity and bond Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the Fund's daily net assets. The ordinary operating expenses of the TCW Galileo Convertible Securities Fund are limited to 0.95% of the Fund's daily net assets until December 31, 1997 and 1.05% of the Fund's daily assets until October 31, 1998.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

-----------------------------------------


Note 5 - Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 1997 were as follows:

                                          TCW               TCW              TCW                 TCW
                                        Galileo           Galileo          Galileo         Galileo Long-Term
                                       Core Fixed        High Yield     Mortgage Backed     Mortgage Backed
                                      Income Fund        Bond Fund      Securities Fund     Securities Fund
                                     -------------      -------------   ---------------    -----------------
Purchases at Cost                     $  6,706,718      $ 251,330,075    $  2,769,636        $  2,015,264
                                      ============      =============    ============        ============

Sales Proceeds                        $  8,866,206      $ 220,874,363    $  8,396,144        $  6,927,076
                                      ============      =============    ============        ============

U.S. Government Purchases
at Cost                               $ 22,659,379      $          --    $ 48,725,076        $ 13,521,386
                                      ============      =============    ============        ============

U.S. Government Sales Proceeds        $ 26,799,139      $          --    $ 46,979,375        $ 39,160,479
                                      ============      =============    ============        ============
                                     TCW Galileo             TCW          TCW Galileo         TCW Galileo
                                     Convertible        Galileo Core       Earnings             Mid-Cap
                                   Securities Fund      Equity Fund      Momentum Fund        Growth Fund
                                   ---------------      -------------    -------------       -------------
Purchases at Cost                     $ 46,899,785      $  83,346,735    $ 83,422,395        $ 94,470,812
                                      ============      =============    ============        ============

Sales Proceeds                        $ 43,760,219      $ 205,699,168    $ 75,686,919        $ 52,655,257
                                      ============      =============    ============        ============

                                       TCW Galileo       TCW Galileo      TCW Galileo         TCW Galileo
                                        Small Cap       Asia Pacific       Emerging         Latin America
                                       Growth Fund       Equity Fund     Markets Fund         Equity Fund
                                      ------------      -------------    ------------       -------------
Purchases at Cost                     $ 76,433,042      $  35,530,481    $ 46,600,802        $ 15,109,693
                                      ============      =============    ============        ============

Sales Proceeds                        $ 82,042,172      $  65,972,755    $ 63,628,733        $ 51,207,786
                                      ============      =============    ============        ============

There were no purchases or sales of U.S. Government Securities for the equity funds for the year ended October 31, 1997.

Note 6 - Restricted Securities

The following restricted securities held by the Funds as of October 31, 1997, were valued both at the date of acquisition and October 31, 1997, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1997

TCW Galileo Core Fixed Income Fund:
                                                                                                        Date of
     Principal Amount                   Investment                                                    Acquisition      Cost
     ---------------- ---------------------------------------------------------------                 -----------   -----------
     $    25,000      Atlas Air, Inc., (144A), 10.75%, due 08/01/05                                     08/08/97    $    25,000
          25,000      Consumers International, (144A), 10.25%, due 04/01/05                             04/10/97         25,000
          50,000      Doskocil Companies, Inc., (144A), 10.125%, due 09/15/07                           09/11/97         50,000
          50,000      GSI Group, Inc., (144A), 10.25%, due 11/01/07                                     10/30/97         49,616
          25,000      Jordan Telecommunications Products, Inc., (144A), 9.875%,
                        due 08/01/07                                                                    07/21/97         24,807
          50,000      Livent, Inc., (144A), 9.375%, due 10/15/04                                        10/10/97         50,344
          25,000      National Energy Group, Inc., (144A), 10.75%, due 11/01/06                         09/17/97         25,938
          50,000      Physician Sales & Service, Inc., (144A), 8.5%, due 10/01/07                       10/02/97         49,833
          25,000      Signature Resorts, Inc., (144A), 9.75%, due 10/01/07                              08/05/97         24,811
          50,000      Stater Brothers Holdings, Inc., (144A), 9%, due 07/01/04                          07/29/97         51,000
         125,000      Transamerica Energy, Inc., (144A), 11.5%, due 06/15/02                            06/05/97        124,250
          25,000      Viasystems, Inc., (144A), 9.75%, due 06/01/07                                     09/12/97         25,719
          25,000      Von Hoffman Press, (144A), 10.375%, due 05/15/07                                  10/03/97         27,113

The total value of restricted securities is $561,812, which represents 2.9% of net assets of the Fund at October 31, 1997.


TCW Galileo High Yield Bond Fund:

                                                                                                        Date of
     Principal Amount                   Investment                                                    Acquisition      Cost
     ---------------- ---------------------------------------------------------------                 -----------   -----------
     $ 1,000,000      Adelphia Communications Corp., (144A), 9.25%,
                       due 10/01/02                                                                     09/22/97    $ 1,000,000
         500,000      Atlas Air, Inc., (144A), 10.75%, due 08/01/05                                     08/08/97        500,000
         550,000      Bway Corp., (144A), 10.25%, due 04/15/07                                          04/08/97        550,000
       1,500,000      Coinmach Laundry Corp., (144A), 11.75%, due 11/15/05                              10/01/97      1,648,125
         850,000      Cole National Corp., (144A), 8.625%, due 08/15/07                                 08/15/97        850,000
       1,200,000      Comcast Cellular Holdings, Inc., (144A), 9.5%,
                       due 05/01/07                                                                     07/02/97      1,234,875
       2,050,000      Consumers International, (144A), 10.25%, due 04/01/05                             04/10/97      2,083,000
       2,000,000      County Seat Stores, Inc., (144A), 12.75%, due 11/01/04                            10/23/97      2,000,000
         500,000      Doskocil Companies, Inc., (144A), 10.125%,  due 09/15/07                          09/11/97        500,000
         550,000      Federal Data Corp., (144A), 10.125%, due 08/01/05                                 07/18/97        550,000
         725,000      Foamex L.P., (144A), 9.875%, due 06/15/07                                         05/29/97        725,000
       1,250,000      Forman Petroleum Corp., (144A), 13.5%,  due 06/01/04                              10/10/97      1,281,250
         275,000      Globalstar LP/Capital (144A), 10.75%, due 11/01/04                                10/23/97        271,700
       1,200,000      GSI Group, Inc., (144A), 10.25%, due 11/01/07                                     10/30/97      1,190,772
         500,000      Hayes Wheels International, Inc., (144A), 9.125%,
                       due 07/15/07                                                                     07/16/97        500,000
       1,000,000      Hollywood Park, Inc., (144A), 9.5%, due 08/01/07                                  08/21/97      1,012,500
         400,000      Huntsman Packaging Corp., (144A), 9.125%,  due 10/01/07                           09/19/97        400,000
       2,700,000      Integrated Health Services, Inc., (144A), 9.5%,  due 09/15/97                     09/18/97      2,806,375
         900,000      Intermedia Communications, Inc., (144A), 8.875%,
                       due 11/01/07                                                                     10/24/97        900,000
         500,000      International Wire Group, (144A), 11.75%, due 06/01/05                            06/11/97        543,750
         375,000      Jitney Jungle Stores, Inc., (144A), 10.375%, due 09/15/07                         09/10/97        375,000
       1,500,000      Jordan Industries, Inc., (144A), 0%, due 04/01/09                                 09/22/97        844,438
       2,000,000      Jordan Telecommunications Products, Inc., (144A), 9.875%,
                       due 08/01/07                                                                     07/21/97      1,984,580
         475,000      Leslie's Poolmart, (144A), 10.375%, due 07/15/04                                  06/06/97        480,594
         600,000      Livent, Inc., (144A), 9.375%, due 10/15/04                                        10/10/97        602,063
       1,950,000      Magnum Hunter Resources, Inc., (144A), 10%, due 06/01/07                          05/23/97      1,955,544
         900,000      National Energy Group, Inc., (144A), 10.75%, due 11/01/06                         09/17/97        938,000

-----------------------------------------


Note 6 - Restricted Securities (Continued)


TCW Galileo High Yield Bond Fund: (Continued)
                                                                                                        Date of
     Principal Amount                   Investment                                                    Acquisition      Cost
     ---------------- ---------------------------------------------------------------                 -----------   -----------
     $   175,000      NBTY, Inc., (144A), 8.625%, due 09/15/07                                          09/17/97    $   173,565
       3,000,000      North Atlantic Trading, Inc., (144A), 11%, due 06/15/04                           06/18/97      3,022,875
         900,000      Paperboard Industries International, Inc., (144A), 8.375%,
                       due 09/15/07                                                                     09/18/97        908,250
       1,000,000      Physician Sales & Service, Inc., (144A), 8.5%, due 10/01/07                       10/02/97        996,665
       1,100,000      RCN Corp., (144A), 10%, due 10/15/07                                              10/10/97      1,110,288
         350,000      Regal Cinemas, Inc., (144A), 8.5%, due 10/01/07                                   09/19/97        347,431
         750,000      Rogers Cantel, Inc., (144A), 8.8%, due 10/01/07                                   09/23/97        748,038
       1,000,000      Signature Resorts, Inc., (144A), 9.75%, due 10/01/07                              08/05/97        992,445
         700,000      Stater Brothers Holdings, Inc., (144A), 9%, due 07/01/04                          07/21/97        704,000
       3,300,000      Transamerica Energy, Inc., (144A), 11.5%, due 06/15/02                            06/13/97      3,324,250
         150,000      Transamerica Energy, Inc., (144A), 13%, due 06/15/02                              06/05/97        118,804
         775,000      United Defense Industries, Inc., (144A), 8.75%, due 11/15/07                      10/01/97        775,000
       2,000,000      Vencor, Inc., (144A), 8.625%, due 07/15/07                                        07/16/97      1,991,653
         650,000      Viasystems, Inc., (144A), 9.75%, due 06/01/07                                     06/02/97        651,438
         825,000      Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                            10/03/97        894,781
         575,000      Wavetek Corp., (144A), 10.125%, due 06/15/07                                      06/06/97        587,688
         450,000      Williams Scotsman, Inc., (144A), 9.875%, due 06/01/07                             05/16/97        450,000
       1,650,000      Zale Corp., (144A), 8.5%, due 10/01/07                                            09/23/97      1,638,358

The total value of restricted securities is $47,569,876, which represents 22.8% of net assets of the Fund at October 31, 1997.


TCW Galileo Mortgage Backed Securities Fund:
                                                                                                        Date of
     Principal Amount                   Investment                                                    Acquisition      Cost
     ---------------- ---------------------------------------------------------------                 -----------   -----------
     $  1,016,137     Greenwich Capital Acceptance, Inc. (91-03),
                      (Private Placement), 8.5638%, due 08/25/19                                        03/21/91    $ 1,006,541 *


The total value of restricted securities is $983,113, which represents 1.8% of net assets of the Fund at October 31, 1997.


TCW Galileo Convertible Securities Fund:

                                                                                                        Date of
     Principal Amount                   Investment                                                    Acquisition      Cost
     ----------------  --------------------------------------------------------------                 -----------   -----------
     $    285,000      Adaptec, Inc., (144A), 4.75%, due 02/01/04                                       01/28/97    $   285,000
            7,000      Apple South, Inc., (144A), $3.50 Convertible Preferred                           03/06/97        359,000
     $    360,000      Atria Communities, Inc., (144A), 5%, due 10/15/02                                10/10/97        360,000
            9,500      Chancellor Media Corp., (144A), $3.00 Convertible Preferred                      06/11/97        495,188
     $    300,000      Concentra Managed Care, Inc., (144A), 6%, due 12/15/01                           04/08/97        292,981
     $  1,285,000      Costco Companies, Inc., (144A), 0%, due 08/19/17                                 08/14/97        646,481
     $  1,050,000      CUC International, Inc., (144A), 3%, due 02/15/02                                02/05/97      1,059,772

* Security deemed illiquid.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1997


TCW Galileo Convertible Securities Fund (Continued)

    Number of Shares                                                                                    Date of
  or Principal Amount                   Investment                                                    Acquisition      Cost
  -------------------  --------------------------------------------------------------                 -----------   -----------
     $    405,000      Einstein/Noah Bagel Corp., (144A), 7.25%,
                        due 06/01/04                                                                    05/22/97    $  397,354
            7,200      EVI, Inc., (144A), $2.50 Convertible Preferred                                   10/29/97       360,000
     $    345,000      Family Golf Centers, Inc., (144A), 5.75%,
                        due 10/15/04                                                                    10/10/97       345,000
     $    755,000      Fine Host Corp., (144A), 5%, due 11/01/04                                        10/22/97       753,978
     $    240,000      Halter Marine Group, Inc., (144A), 4.5%,
                        due 09/15/04                                                                    09/10/97       240,000
            5,000      Host Marriott Financial Trust, (144A), $3.375
                        Convertible Preferred                                                           01/06/97       267,500
            3,500      Hvide Marine, Inc., (144A), $3.25 Convertible
                        Preferred                                                                       06/24/97       177,000
     $    440,000      Interpublic Group of Companies, Inc., (144A),
                        1.8%, due 09/16/04                                                              09/10/97       353,360
     $    305,000      Metsa Serla, OYJ, (Finland) (144A), 4.375%,
                        due 10/15/02                                                                    10/09/97       305,401
     $    560,000      Omnicom Group, Inc., (144A), 4.25%,
                        due 01/03/07                                                                    01/06/97       602,431
            1,600      PennCorp Financial Group, Inc., (144A), $3.50
                        Convertible Preferred                                                           07/07/97        93,250
            4,500      PennCorp Financial Group, Inc., (144AI, Reg D),
                        $3.50 Convertible Preferred                                                     08/02/96       225,000
     $    350,000      Personnel Group of America, Inc., (144A), 5.75%,
                        due 07/01/04                                                                    06/17/97       365,225
     $     50,000      Physician Resource, (144A), 6%, due 12/01/01                                     07/07/97        41,861
     $    300,000      Physician Resource, (144AI, Reg D), 6%,
                        due 12/01/01                                                                    12/06/96       300,000
     $    355,000      Premiere Technologies, 144AI, 5.75%,
                        due 07/01/04                                                                    06/25/97       357,550
     $    320,000      Quintiles Transnational Corp., (144AI, Reg D),
                        4.25%, due 05/31/00                                                             04/23/96       320,000
     $    605,000      Rite Aid Corp., (144A), 5.25%, due 09/15/02                                      04/23/96       605,000
     $    635,000      Safeguard Scientifics, Inc.,  (144A), 6%,
                        due 02/01/06                                                                    01/07/97       645,725
     $    350,000      Smartalk Teleservices, Inc., (144A), 5.75%,
                        due 09/15/04                                                                    09/12/97       350,000
     $    125,000      Staples, Inc., (144A), 4.5%, due 10/01/00                                        07/07/97       154,375
     $    285,000      Sunrise Assisted Living, (144A), 5.5%,
                        due 06/15/02                                                                    06/03/97       289,988
     $    385,000      Tel-Save Holdings, Inc., (144A), 4.5%,
                        due 09/15/02                                                                    09/03/97       385,000
     $    405,000      Tower Automotive, Inc., (144A), 5%,
                        due 08/01/04                                                                    07/24/97       405,000
     $    385,000      Vantive Corp., (144A), 4.75%, due 09/01/02                                       08/14/97       379,955
     $    365,000      Wind River Systems, Inc., (144A), 5%,
                        due 08/01/02                                                                    07/23/97       365,000
     $    885,000      XILINX, Inc., (144A), 5.25%, due 11/01/02                                        04/25/97     1,003,569

The total value of restricted securities is $14,487,330, which represents 39.3% of net assets of the Fund at October 31, 1997.

-----------------------------------------


Note 6 - Restricted Securities (Continued)

TCW Galileo Asia Pacific Equity Fund:


                                                                                                         Date of
     Number of Shares                   Investment                                                    Acquisition      Cost
     -----------------  --------------------------------------------------------------                -----------   -----------
         10,000         Tata Engineering & Locomotive (144A) (GDR) (India)                              02/13/97    $   103,750

The total value of restricted securities is $98,800, which represents 0.5% of net assets of the Fund at October 31, 1997.


TCW Galileo Emerging Markets Fund:
                                                                                                         Date of
     Number of Shares                   Investment                                                    Acquisition      Cost
     -----------------  --------------------------------------------------------------                -----------   -----------
          10,406        AO Mosenergo Joint Stock Company (144A) (ADR) (Russia)                          06/14/96    $   425,990
           4,100        Chilectra, S.A. (144A) (ADR) (Chile)                                            06/24/97        125,050
          15,000        Commercial International Bank (144A) (GDR) (Egypt)                              02/25/97        358,125
           3,140        Gedeon Richter (144A) (ADR) (Hungary)                                           08/02/96        164,957
          43,500        Haci Omer Sabanci Holdings (144A) (ADR) (Turkey)                                09/16/97        470,675
           7,430        Kazkommertsbank (144A) (GDR) (Kazakstan)                                        07/15/97        139,684
           3,208        Lukoil Holdings (144A) (ADR) (Russia)                                           06/21/96        136,080
           6,750        MISR International Bank S.A.E. (144A) (GDR) (Egypt)                             06/25/97        106,650  *
           8,383        Mol Magyar Olaj-es Gazipari Rt. (144A) (GDR) (Hungary)                          10/17/97        207,898
              16        Nizhny Novgorod Svyazinform (144A) (Bridge Certificates)
                        (Russia)                                                                        06/06/97        102,880  *
              53        Samara Svyazinform (144A) (Bridge Certificates) (Russia)                        06/06/97         99,349  *
           9,500       Suez Cement Company (144A) (GDR) (Egypt)                                         07/14/97        191,425
          17,000       Tata Engineering & Locomotive (144A) (GDR) (India)                               02/14/97        189,295
           6,252       Unified Energy Systems (144A) (Bridge Certificates) (Russia)                     08/18/97        629,889  *
              23       Ural Telcom (144A) (Bridge Certificates) (Russia)                                06/06/97         97,911  *
           2,630       Yapi Ve Kredi Bankasi, A.S. (144A) (GDR) (Turkey)                                10/02/97         70,024

The total value of restricted securities is $3,598,531, which represents 7.5% of net assets of the Fund at October 31, 1997.


TCW Galileo Latin America Equity Fund:
                                                                                                         Date of
     Number of Shares                   Investment                                                    Acquisition      Cost
     -----------------  --------------------------------------------------------------                -----------   -----------
         9,300         Chilectra, S.A. (144A) (ADR) (Chile)                                            06/24/97     $   289,213
         2,137         COMPANHIA ENERGETICA DE MINAS GERAIS
                        (CEMIG) (144A) (ADR) (Brazil)                                                  12/14/94          64,743

The total value of restricted securities is $326,746, which represents 0.6% of net assets of the Fund at October 31, 1997.

*   Security deemed illiquid

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1997



Note 7 - Forward Foreign Currency Contracts

The Funds listed below invested in forward foreign currency contracts during the year ended October 31, 1997. These contracts are used for the purpose of hedging against foreign exchange risk arising from the Funds' investment in foreign securities. These contracts are"marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds' financial statements. The Funds record realized gains or losses at the time the forward contract is closed. There were no realized gains or losses recorded in the financial statements for the year ended October 31, 1997. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding as of October 31, 1997:


TCW Galileo Emerging Markets Fund:
                                                               Unrealized
     Expiration             Contract            In Exchange   Appreciation
        Date                 to Sell             for U.S. $   on Contracts
     ----------    ------------------------     ------------  ------------

     04/29/98      Brazilian Real 1,338,000     $  1,115,000    $  17,379
     04/30/98      Brazilian Real 1,338,000     $  1,115,000       17,379
                                                                ---------
                   Net Unrealized Appreciation
                   on Forward Foreign Currency Contracts        $  34,758
                                                                =========


TCW Galileo Latin America Equity Fund:

                                                               Unrealized
     Expiration          Contract               In Exchange   Appreciation
        Date              to Sell                for U.S. $   on Contracts
     ----------    ------------------------     ------------  ------------
     04/29/98      Brazilian Real 3,601,200     $  3,001,000    $  46,725
     04/30/98      Brazilian Real 3,601,200     $  3,001,000       46,725
                                                                ---------
                   Net Unrealized Appreciation
                   on Forward Foreign Currency Contracts        $  93,450
                                                                =========

Note 8 - Subsequent Event

On November 3, 1997, TCW Galileo International Equities Fund, TCW Galileo European Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Value Opportunities Fund commenced operations resulting from the exchange of Limited Partnership interests. The assets and liabilities were transferred at historical cost from the respective predecessor limited partnerships to the Funds on November 3, 1997, and the fair values of which were exchanged for common shares of the Funds. The transfers were treated as tax-free exchanges in accordance with the Internal Revenue Code.

TCW Galileo Money Market Fund


FINANCIAL HIGHLIGHTS
                                                                                        Year Ended October 31,
                                                                 ----------------------------------------------------------------
                                                                        1997                    1996                    1995
                                                                 ---------------         ---------------          ---------------
Net Asset Value per Share, Beginning of Period                   $         1.00          $         1.00           $         1.00

Income from Investment Operations:
   Net Investment Income                                                 0.0516                  0.0509                   0.0549

Less Distributions:
   Distributions from Net Investment Income                             (0.0516)                (0.0509)                 (0.0549)
                                                                 ---------------         ---------------          ---------------

Net Asset Value per Share, End of Period                         $         1.00          $         1.00           $         1.00
                                                                 ===============         ===============          ===============

Total Return                                                               5.29%                   5.21%                    5.67%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                         $       222,771        $        233,671          $        86,302

Ratio of Net Expenses to Average Net Assets (4)                            0.40%                    0.40%                   0.40%

Ratio of Net Investment Income to Average Net Assets                       5.17%                    5.04%           5.49%

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period July 14, 1988 (commencement of operations) to December 31, 1988 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.40% , 0.44%, and 0.46% for the fiscal years ended October 31, 1997, 1996 and 1995, respectively, 0.68% for the ten months ended October 31, 1994, 0.52%, 0.49%, 0.47%, 0.51 % and 0.71% for the
    years ended December 31, 1993 through 1989, respectively, and 0.47% for the period July 14, 1988 (commencement of operations) through December 31, 1988.

                                                         TCW GALILEO FUNDS, INC.


                                                                     Year Ended December 31,                       July 14, 1988
                                                       -----------------------------------------------------      (Commencement of
                                   Ten Months Ended                                                                 Operations)
                                   October 31, 1994      1993       1992        1991       1990       1989        December 31, 1988
                                   ----------------    --------   --------    --------   --------   --------      -----------------
Net Asset Value per Share,
  Beginning of Period                  $   1.00        $   1.00   $   1.00    $   1.00   $   1.00   $   1.00           1.00

Income from Investment Operations:
  Net Investment Income                  0.0304          0.0293     0.0381      0.0620     0.0800     0.0882         0.0379

Less Distributions:
  Distributions from Net
    Investment Income                   (0.0304)        (0.0293)   (0.0381)    (0.0620)   (0.0800)   (0.0882)       (0.0379)
                                       --------        --------   --------    --------   --------   --------       --------
Net Asset Value per Share,
  End of Period                        $   1.00        $   1.00   $   1.00    $   1.00   $   1.00   $   1.00       $   1.00
                                       ========        ========   ========    ========   ========   ========       ========

Total Return                               3.04% /(1)/     2.97%      3.92%       6.35%      8.18%      9.22%          7.68% /(2)/

Ratios/Supplemental Data:

Net Assets, End of Period
  (in thousands)                       $124,392        $ 81,204   $183,465    $140,987   $167,572   $ 88,620       $ 63,703

Ratio of Net Expenses to Average
  Net Assets /(4)/                         0.40% /(3)/     0.40%      0.40%       0.40%      0.40%      0.40%          0.40% /(3)/

Ratio of Net Investment Income
  to Average Net Assets                    3.65% /(3)/     2.93%      3.81%       6.20%      8.00%      8.82%          8.08% /(3)/

TCW Galileo Core Fixed Income Fund


                                                                                                                   March 1, 1993
                                                       Year Ended October 31,                Ten Months      (Commencement of
                                             ------------------------------------------        Ended        Operations) through
                                                 1997           1996          1995        October 31, 1994   December 31, 1993
                                             ------------   ------------   ------------   ----------------   -----------------
Net Asset Value per Share, Beginning
 of Period                                   $     9.45     $     9.61    $     8.94      $    10.04            $    10.00
                                            ------------   ------------  ------------    ------------          ------------

Income (Loss) from Investment Operations:

   Net Investment Income                           0.58           0.55          0.58            0.44                  0.45
   Net Realized and Unrealized Gain (Loss)         0.19          (0.16)         0.62           (1.16)                 0.19
    on Investments                          ------------   ------------  ------------    ------------          ------------

      Total from Investment Operations             0.77           0.39          1.20           (0.72)                 0.64
                                            ------------   ------------  ------------    ------------          ------------

Less Distributions:

   Distributions from Net Investment Income       (0.60)         (0.55)        (0.53)          (0.38)                (0.45)
   Distributions from Net Realized Gains            -              -             -               -                   (0.14)
   Distributions in Excess of Net Realized
    Gains                                           -              -             -               -                   (0.01)
                                            ------------   ------------  ------------    ------------          ------------

      Total Distributions                         (0.60)         (0.55)        (0.53)          (0.38)                (0.60)
                                            ------------   ------------  ------------    ------------          ------------

Net Asset Value per Share, End of Period     $     9.62     $     9.45    $     9.61      $     8.94            $    10.04
                                            ============   ============  ============    ============          ============

Total Return                                       8.45%          4.26%        13.92%          (7.24)%(1)             6.54%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)     $   19,368     $   25,006    $   36,236      $   50,153            $   33,328

Ratio of Expenses to Average Net Assets            0.93%          0.76%         0.68%(4)        0.50%(3)(4)           0.50%(3)(4)

Ratio of Net Investment Income to Average
 Net Assets                                        6.13%          5.85%         6.38%           6.11%(3)              5.24%(3)

Portfolio Turnover Rate                          142.96%        238.73%       223.78%         208.63%(1)            149.96%(2)


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo High Yield Bond Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                                  March 1, 1993
                                                            Year Ended October 31,              Ten Months      (Commencement of
                                                     -----------------------------------           Ended       Operations) through
                                                       1997          1996         1995       October 31, 1994   December 31, 1993
                                                     -------      ---------     --------     ----------------   -----------------
Net Asset Value per Share, Beginning
 of Period                                           $  9.77      $    9.74     $   9.43       $   10.12           $  10.00
                                                     -------      ---------     --------       ---------           --------

Income (Loss) from Investment Operations:
   Net Investment Income                                0.91           0.89         0.92            0.73               0.74
   Net Realized and Unrealized Gain (Loss)
    on Investments                                      0.34           0.03         0.39           (0.77)              0.27
                                                     -------      ---------     --------       ---------           --------
      Total from Investment Operations                  1.25           0.92         1.31           (0.04)              1.01
                                                     -------      ---------     --------       ---------           --------
Less Distributions:
   Distributions from Net Investment Income            (0.91)         (0.89)       (1.00)          (0.65)             (0.74)
   Distributions from Net Realized Gains                -              -            -               -                 (0.15)
                                                     -------      ---------     --------       ---------           --------
      Total Distributions                              (0.91)         (0.89)       (1.00)          (0.65)             (0.89)
                                                     -------      ---------     --------       ---------           --------


Net Asset Value per Share, End of Period             $ 10.11      $    9.77     $   9.74       $    9.43           $  10.12
                                                     =======      =========     ========       =========           ========

Total Return                                           13.26%          9.92%       14.65%          (0.34)% (1)        10.47% (2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)             $208,761     $ 183,815    $   92,652      $  90,577          $  73,737

Ratio of Expenses to Average Net Assets                 0.83%          0.90%         0.87% (4)      0.79% (3)(4)       0.79% (3)(4)

Ratio of Net Investment Income to Average
 Net Assets                                             9.10%          9.21%         9.60%          9.18% (3)          8.60% (3)

Portfolio Turnover Rate                               109.45%         82.56%        36.32%         34.01% (1)         47.60% (2)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995, 0.91% for the ten months ended October 31, 1994 and 0.96% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

TCW Galileo Mortgage Backed Securities Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                              March 1, 1993
                                                        Year Ended October 31,           Ten Months         (Commencement of
                                                 ---------------------------------          Ended          Operations) through
                                                    1997        1996        1995      October 31, 1994      December 31, 1993
                                                 ---------   ---------   ---------    ----------------      -----------------
Net Asset Value per Share, Beginning
 of Period                                       $    9.67   $    9.58   $    9.41       $     9.86             $    10.00
                                                 ---------   ---------   ---------       ----------             ----------
Income (Loss) from Investment Operations:
   Net Investment Income                              0.58        0.51        0.67             0.42                   0.50
   Net Realized and Unrealized Gain (Loss)
    on Investments                                    0.05        0.22        0.25            (0.48)                 (0.12)
                                                 ---------   ---------   ---------       ----------             ----------
      Total from Investment Operations                0.63        0.73        0.92            (0.06)                  0.38
                                                 ---------   ---------   ---------       ----------             ----------
Less Distributions:
   Distributions from Net Investment Income          (0.38)      (0.46)      (0.71)           (0.39)                 (0.50)
   Distributions in Excess of Net Investment
     Income                                          (0.22)      (0.18)      (0.04)              -                      -
   Distributions from Net Realized Gains                -           -           -                -                   (0.02)
                                                 ---------   ---------   ---------       ----------             ----------
      Total Distributions                            (0.60)      (0.64)      (0.75)           (0.39)                 (0.52)
                                                 ---------   ---------   ---------       ----------             ----------
Net Asset Value per Share, End of Period         $    9.70   $    9.67   $    9.58       $     9.41             $     9.86
                                                 =========   =========   =========       ==========             ==========

Total Return                                          6.71%       7.86%      10.16%           (0.61)%/(1)/            3.89%/(2)/

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)         $  55,307   $  61,835   $  81,366       $  134,948             $  147,666

Ratio of Expenses to Average Net Assets               0.77%       0.69%       0.61%/(4)/       0.55%/(3)(4)/          0.55%/(3)(4)/

Ratio of Net Investment Income to Average
 Net Assets                                           6.00%       5.34%       7.13%            5.18%/(3)/             5.98%/(3)/

Portfolio Turnover Rate                             109.91%      54.10%      37.83%           65.64%/(1)/            70.44%/(2)/

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.63% for the fiscal year ended October 31, 1995, 0.62% for the ten months ended October 31, 1994 and 0.70% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Long-Term Mortgage Backed Securities Fund

FINANCIAL HIGHLIGHTS
--------------------



                                                                                                                June 17, 1993
                                                           Year Ended October 31,         Ten Months          (Commencement of
                                                    --------------------------------         Ended           Operations) through
                                                      1997          1996       1995     October 31, 1994      December 31, 1993
                                                    -------      --------     ------    ----------------     -------------------
Net Asset Value per Share, Beginning
 of Period                                          $  9.56      $   9.56     $ 8.95         $ 10.07               $ 10.00
                                                    -------      --------     ------         -------               -------

Income (Loss) from Investment Operations:

   Net Investment Income                               0.75          0.68       0.72            0.63                  0.28
   Net Realized and Unrealized Gain (Loss)
    on Investments                                     0.32          0.02       0.71           (1.26)                 0.07
                                                    -------      --------     ------         -------               -------
      Total from Investment Operations                 1.07          0.70       1.43           (0.63)                 0.35
                                                    -------      --------     ------         -------               -------

Less Distributions:

   Distributions from Net Investment Income           (0.72)        (0.68)     (0.82)          (0.49)                (0.28)
   Distributions in Excess of Net Investment
     Income                                               -         (0.02)         -               -                     -
                                                    -------      --------     ------         -------               -------
      Total Distributions                             (0.72)        (0.70)     (0.82)          (0.49)                (0.28)
                                                    -------      --------     ------         -------               -------

Net Asset Value per Share, End of Period            $  9.91      $   9.56    $  9.56         $  8.95               $ 10.07
                                                    =======      ========    =======         =======               =======

Total Return                                          11.66%         7.69%     16.84%          (6.39)%/(1)/           3.51%/(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)            $81,442      $112,260    $80,159        $ 66,632               $25,215

Ratio of Expenses to Average Net Assets                0.67%         0.68%      0.68%/(4)/      0.65%/(3)(4)/         0.65%/(3)(4)/

Ratio of Net Investment Income to Average
 Net Assets                                            7.77%         7.15%      7.88%           8.03%/(3)/            5.37%/(3)/

Portfolio Turnover Rate                               16.01%        39.28%     23.76%          36.71%/(1)/           44.47%/(2)/

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period June 17, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.65% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the fiscal year ended October 31, 1995, 0.78% for the ten months ended October 31, 1994 and 1.13% for the period June 17, 1993 (commencement of operations) through December 31, 1993.

TCW GALILEO CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

                                                 January 2, 1997
                                                 (Commencement of
                                                 Operations) through
                                                 October 31, 1997
                                                 --------------------
Net Asset Value per Share, Beginning
 of Period                                       $       10.00


Income from Investment Operations:

   Net Investment Income                                  0.31
   Net Realized and Unrealized Gain
    on Investments                                        1.43


      Total from Investment Operations                    1.74


Less Distributions:

   Distributions from Net Investment Income              (0.33)


Net AssetValue per Share, End of Period          $       11.41



Total Return                                           17.66% (1)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)         $      36,890

Ratio of Net Expenses to Average Net Assets         0.95% (2)(3)

Ratio of Net Investment Income to Average
 Net Assets                                            3.54% (2)

Portfolio Turnover Rate                               141.43% (1)

Average Commission Rate Paid by the Fund (4)     $        0.06

(1) For the period January 2,1997 (commencement of operations) through October 31, 1997 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of Net Assets as disclosed in
Note 4 of the Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.08% for the period January 2,1997 (commencement of operations) through October 31, 1997.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Core Equity Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                            March 1, 1993
                                                       Year Ended October 31,             Ten Months      (Commencement of
                                                -----------------------------------          Ended       Operations) through
                                                  1997          1996         1995      October 31, 1994   December 31, 1993
                                                -------      ---------     --------    ----------------   -----------------
Net Asset Value per Share, Beginning
 of Period                                      $ 15.93      $   13.69     $  11.57       $   11.81            $  10.00
                                                --------     ----------    ---------      ----------           ---------
Income (Loss) from Investment Operations:
   Net Investment Income                           0.01           0.11         0.06            0.04                0.03
   Net Realized and Unrealized Gain (Loss)
    on Investments                                 3.57           2.18         2.11           (0.28)               1.81
                                                --------     ----------    ---------      ----------           ---------
      Total from Investment Operations             3.58           2.29         2.17           (0.24)               1.84
                                                --------     ----------    ---------      ----------           ---------
Less Distributions:

   Distributions from Net Investment Income       (0.02)         (0.05)       (0.05)           -                  (0.03)
   Distributions from Net Realized Gains          (0.20)          -            -               -                   -
                                                --------     ----------    ---------      ----------           ---------
      Total Distributions                         (0.22)         (0.05)       (0.05)           -                  (0.03)
                                                --------     ----------    ---------      ----------           ---------

Net Asset Value per Share, End of Period        $ 19.29      $   15.93     $  13.69       $   11.57            $  11.81
                                                ========     ==========    =========      ==========           =========

Total Return                                      22.68%         16.79%       18.85%          (2.03)%/(1)/        18.41%/(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)        $156,113     $ 231,302    $  197,721      $ 136,122            $ 55,885

Ratio of Expenses to Average Net Assets            0.83%          0.82%         0.85%          0.91% /(3)/         1.00% /(3)/(4)/

Ratio of Net Investment Income to Average
 Net Assets                                        0.08%          0.18%         0.48%          0.44%/(3)/          0.55%/(3)/

Portfolio Turnover Rate                           39.22%         39.58%        53.77%         23.53%/(1)/         29.67%/(2)/

Average Commission Rate Paid by the Fund/(5)/   $  0.06      $    0.06          N/A             N/A                  N/A

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00% of net assets through December 31, 1993. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.09% for the period March 1, 1993 (commencement of operations) through December 31, 1993.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Earnings Momentum Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                                November 1, 1994
                                                                             Years Ended October 31,           (Commencement of
                                                                 ------------------------------------------    Operations) through
                                                                           1997                  1996            October 31, 1995
                                                                 --------------------    ------------------    ---------------------
Net Asset Value per Share, Beginning of Period                   $         13.01         $        11.47        $          10.00
                                                                 ---------------         --------------        ----------------

Income (Loss) from Investment Operations:

   Net Investment (Loss)                                                   (0.12)                 (0.11)                  (0.03)
   Net Realized and Unrealized Gain on
    Investments                                                             1.98                   1.72                    1.51
                                                                 ---------------         --------------        ----------------
      Total from Investment Operations                                      1.86                   1.61                    1.48
                                                                 ---------------         --------------        ----------------


Less Distributions:

   Distributions in Excess of Net Investment Income                         -                      -                      (0.01)
   Distributions From Net Realized Gains                                   (1.00)                 (0.07)                   -
                                                                 ---------------         --------------        ----------------
      Total Distributions                                                  (1.00)                 (0.07)                  (0.01)
                                                                 ---------------         --------------        ----------------

Net Asset Value per Share, End of Period                         $         13.87         $        13.01        $          11.47
                                                                 ===============         ==============        ================

Total Return                                                               15.53%                 13.99%                  14.76%


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                         $       101,667        $        77,994          $        63,411

Ratio of Net Expenses to Average Net Assets                                 1.17%                  1.13%                  1.14%/(1)/

Ratio of Net Investment (Loss) to Average Net Assets                       (0.96)%                (0.82)%                 (0.28)%

Portfolio Turnover Rate                                                    93.06%                 99.03%                  85.91%

Average Commission Rate Paid by the Fund /(2)/                   $          0.06        $          0.06                     N/A

(1) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (commencement of operations) through October 31, 1995.

(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                     June 3, 1996
                                                                                                   (Commencement of
                                                                      Year Ended                  Operations) through
                                                                    October 31, 1997               October 31, 1996
                                                                    ----------------              -------------------
Net Asset Value per Share, Beginning of Period                      $      9.19                   $        10.00
                                                                    ----------------              -------------------

Income (Loss) from Investment Operations:

   Net Investment (Loss)                                                  (0.08)                           (0.03)
   Net Realized and Unrealized Gain (Loss) on Investments                  0.29                            (0.78)
                                                                    ----------------              -------------------
      Total from Investments Operations                                    0.21                            (0.81)
                                                                    ----------------              -------------------

Net Asset Value per Share, End of Period                            $      9.40                   $         9.19
                                                                    ================              ===================



Total Return                                                               2.28%                           (8.10)% (1)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                          $     135,850                    $      92,430

Ratio of Net Expenses to Average Net Assets                                1.12%                            1.20% (2)(3)

Ratio of Net Investment (Loss) to Average Net Assets                      (0.86)%                         (0.80)% (2)

Portfolio Turnover Rate                                                   50.45%                           19.19% (1)

Average Commission Rate Paid by the Fund /(4)/                    $        0.06                    $        0.06

(1) For the period June 3, 1996 (commencement of operations) through October 31, 1996 and not indicative of a full year's operating results.

(2)  Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.27% for the period June 3, 1996 (commencement of operations) through October 31, 1996.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Small Cap Growth Fund

FINANCIAL HIGHLIGHTS
--------------------


                                                                                                              March 1, 1994
                                                                     Years Ended October 31,                (Commencement of
                                                 ------------------------------------------------------    Operations) through
                                                         1997                1996               1995        October 31, 1994
                                                 ---------------     ---------------      -------------    -------------------
Net Asset Value per Share, Beginning
 of Period                                       $        17.17      $        13.53       $        9.39       $       10.00
                                                 ---------------     ---------------      -------------       ---------------

Income (Loss) from Investment Operations:

   Net Investment (Loss)                                  (0.15)              (0.13)              (0.07)              (0.04)
   Net Realized and Unrealized Gain (Loss)
    on Investments                                         1.91                4.08                4.72               (0.57)
                                                 ---------------     ---------------      -------------       ---------------
      Total from Investment Operations                     1.76                3.95                4.65               (0.61)
                                                 ---------------     ---------------      -------------       ---------------
Less Distributions:
   Distributions from Net Investment Income                -                  (0.01)               -                    -
   Distributions from Net Realized Gains                  (0.19)              (0.30)              (0.51)                -
                                                 ---------------     ---------------      -------------       ---------------
      Total Distributions                                 (0.19)              (0.31)              (0.51)                -
                                                 ---------------     ---------------      -------------       ---------------
Net Asset Value per Share, End of Period         $        18.74      $        17.17       $       13.53       $        9.39
                                                 ===============     ===============      =============       ===============


Total Return                                              10.38%              29.73%              49.89%              (6.10)%/(1)/

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)         $      144,756      $      132,444       $      66,056       $      51,089

Ratio of Expenses to Average Net Assets                    1.14%               1.14%               1.21%/(3)/          1.09%/(2)(3)/

Ratio of Net Investment (Loss) to Average
 Net Assets                                               (0.89)%             (0.76)%             (0.61)%             (0.59)%/(2)/

Portfolio Turnover Rate                                   60.52%              45.43%              89.73%              88.63%/(1)/

Average Commission Rate Paid by the Fund/(4)/    $         0.06      $         0.06                 N/A                 N/A

(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2)  Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the fiscal year ended October 31, 1995 and 1.39% for the period March 1,1994 (commencement of operations) through October 31, 1994.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Asia Pacific Equity Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                              March 1, 1994
                                                                    Year Ended October 31,                  (Commencement of
                                                     -------------------------------------------------     Operations) through
                                                          1997              1996              1995          October 31, 1994
                                                     -------------     -------------     -------------     ------------------

Net Asset Value per Share, Beginning
 of Period                                           $        9.61     $        8.67     $       10.19        $       10.00
                                                     -------------     -------------     -------------        -------------

Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                              (0.01)             0.06              0.06                 0.03
   Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currency                      (2.10)             0.93             (1.19)                0.16
                                                     -------------     -------------     -------------        -------------
      Total from Investment Operations                       (2.11)             0.99             (1.13)                0.19
                                                     -------------     -------------     -------------        -------------

Less Distributions:

   Distributions from Net Investment Income                  (0.08)            (0.05)            (0.01)                   -
   Distributions in Excess of Net Investment Income          (0.05)              -               (0.22)                   -
   Distributions from Net Realized Gains                       -                 -               (0.16)                   -
                                                     -------------     -------------     -------------        -------------
      Total Distributions                                    (0.13)            (0.05)            (0.39)                   -
                                                     -------------     -------------     -------------        -------------

Net Asset Value per Share, End of Period             $        7.37     $        9.61     $        8.67        $       10.19
                                                     =============     =============     =============        =============

Total Return                                                (22.40)%           11.36%           (10.98)%               1.90%/(1)/

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)             $      21,327     $      48,266     $      46,709        $      54,019

Ratio of Expenses to Average Net Assets                       1.49%             1.43%             1.47%/(3)/           1.40%/(2)(3)/

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                          (0.02)%            0.66%             0.74%                0.45%/(2)/

Portfolio Turnover Rate                                      81.92%            84.81%           102.01%               46.75%/(1)/

Average Commission Rate Paid by the Fund/(4)/        $        0.00     $        0.01              N/A                   N/A


(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.40% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the fiscal year ended October 31, 1995 and 1.60% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Emerging Markets Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                March 1, 1994
                                                                                              (Commencement of
                                                          Year Ended October 31,              Operations) through
                                                   ------------------------------------
                                                     1997          1996          1995         October 31, 1994
                                                   --------      --------      --------       -------------------
Net Asset Value per Share, Beginning
of Period                                          $   8.18      $   7.19      $   9.73       $   10.00
                                                   --------      --------      --------       ---------
Income (Loss) from Investment Operations:
 Net Investment Income (Loss)                          0.03          0.07          0.04           (0.01)
 Net Realized and Unrealized Gain (Loss)
 on Investments and Foreign Currency                   0.22          0.94         (2.58)          (0.26)
                                                   --------      --------      --------       ---------
    Total from Investment Operations                   0.25          1.01         (2.54)          (0.27)
                                                   --------      --------      --------       ---------

Less Distributions:
 Distributions from Net Investment Income             (0.11)        (0.02)          -               -
                                                   --------      --------      --------       ---------

Net Asset Value per Share, End of Period           $   8.32      $   8.18      $   7.19       $    9.73
                                                   ========      ========      ========       =========

Total Return                                           2.82%        14.14%       (26.11)%         (2.70)% /(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)           $ 47,726      $ 57,639      $ 51,873       $  70,212

Ratio of Expenses to Average Net Assets                1.50%         1.41%         1.55%           1.70% /(2)/

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    0.36%         0.82%         0.54%          (0.09)% /(2)/

Portfolio Turnover Rate                               79.80%        83.76%        74.24%          61.28% /(1)/

Average Commission Rate Paid by the Fund /(3)/     $   0.00      $   0.00         N/A             N/A


(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2)  Annualized.

(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Latin America Equity Fund

FINANCIAL HIGHLIGHTS
--------------------                                                                                               March 1, 1993
                                                            Year Ended October 31,             Ten Months       (Commencement of
                                                  ----------------------------------------        Ended         Operations) through
                                                      1997          1996          1995      October 31, 1994    December 31, 1993
                                                  ------------  ------------  ------------  ----------------    ------------------
Net Asset Value per Share, Beginning
 of Period                                        $    10.01      $   7.92     $   14.99       $    15.11         $     10.00
                                                  ------------  ------------  ------------     -------------      ---------------
Income (Loss) from Investment Operations:
   Net Investment Income                                0.11          0.11          0.06             0.01                0.08
   Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency                  2.50          2.03         (5.92)           (0.13)               6.35
                                                  ------------  ------------  ------------     -------------      ---------------
      Total from Investment Operations                  2.61          2.14         (5.86)           (0.12)               6.43
                                                  ------------  ------------  ------------     -------------      ---------------

Less Distributions:
   Distributions from Net Investment Income            (0.11)        (0.05)            -                -               (0.08)
   Distributions from Net Realized Gains                   -             -             -                -               (1.21)
   Distributions in Excess of Net Realized
     Gains                                                 -             -         (1.21)               -               (0.03)
                                                  ------------  ------------  ------------     -------------      ---------------
      Total Distributions                              (0.11)        (0.05)        (1.21)               -               (1.32)
                                                  ------------  ------------  ------------     -------------      ---------------
Net Asset Value per Share, End of Period          $    12.51      $  10.01     $    7.92       $    14.99         $     15.11
                                                  ============  ============  ============     =============      ===============


Total Return                                           26.24%        27.08%       (40.95)%          (0.79)% /(1)/       64.27% /(2)/

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)          $   55,336      $ 68,323     $  38,942       $  122,610         $    89,910

Ratio of Expenses to Average Net Assets                 1.46%         1.44%         1.58%/(4)/       1.36% /(3)(4)/      1.50% /(3)/
                                                                                                                               /(4)/

Ratio of Net Investment Income to Average
 Net Assets                                             0.87%         1.12%         0.59%            0.11% /(3)/         0.77% /(3)/

Portfolio Turnover Rate                                21.17%        44.32%        75.62%          143.65% /(1)/       120.06% /(2)/

Average Commission Rate Paid by the Fund /(5)/    $     0.00          0.0           N/A               N/A                N/A

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.52% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.




INDEPENDENT AUDITORS' REPORT
----------------------------




To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:



We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Funds, Inc. (comprising TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Mortgage Backed Securities Fund, TCW Galileo Long-Term Mortgage Backed Securities Fund, TCW Galileo Convertible Securities Fund, TCW Galileo Core Equity Fund, TCW Galileo Earnings Momentum Fund, TCW Galileo Mid-Cap Growth Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund, and TCW Galileo Latin America Equity Fund) (the "Funds") as of October 31, 1997 and related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods ended October 31, 1997 and 1996, and the financial highlights for each of the respective periods in the periods ended October 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodians and brokers. Where confirmations were not received, we performed alternative procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 1997 and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP


December 10, 1997
Los Angeles, California

                                                         TCW GALILEO FUNDS, INC.




SHAREHOLDER INFORMATION                      INVESTMENT ADVISER
-----------------------
                                             TCW Funds Management, Inc.
                                             865 South Figueroa Street
DIRECTORS AND OFFICERS                       Los Angeles, California 90017
                                             (213) 244-0000
Marc I. Stern
Director and Chairman of the Board
                                             SUB-ADVISERS
Thomas E. Larkin, Jr.
Director and President                       TCW Asia Limited
                                             Suite 1308, One Pacific Place
John C. Argue                                88 Queensway
Director                                     Hong Kong

Norman Barker, Jr.                           TCW London International, Limited
Director                                     14-16 Charles II Street
                                             London, England SW1Y4QU
Richard W. Call
Director
                                             CUSTODIAN
Alvin R. Albe, Jr.
Senior Vice President                        BNY Western Trust Company
                                             700 South Flower Street
Michael E. Cahill                            Suite 200
Senior Vice President,                       Los Angeles, California 90017
General Counsel and Assistant Secretary

Ronald E. Robison                            TRANSFER AGENT
Senior Vice President
                                             DST Systems, Inc.
David K. Sandie                              811 Main Street
Senior Vice President and Treasurer          Kansas City, Missouri 64105

Philip K. Holl
Secretary                                    DISTRIBUTOR
                                             TCW Brokerage Services
Marie M. Bender                              865 South Figueroa Street
Assistant Secretary                          Los Angeles, California 90017
                                             (213) 244-0000
Hilary G.D. Lord
Assistant Secretary
                                             INDEPENDENT AUDITORS
Peter C. DiBona
Assistant Treasurer                          Deloitte & Touche LLP
                                             1000 Wilshire Boulevard
                                             Los Angeles, California 90017

                      TAX INFORMATION NOTICE (Unaudited)
                      ----------------------------------

On account of the year ended October 31, 1997, the following funds paid capital gain distributions within the meaning of Section 852 (b)(3)(c) of the Internal Revenue Code.


                                                          Amount Per
  Fund                                                      Share
--------                                                 ------------
TCW Galileo Long-Term Mortgage Backed Securities Fund       $  0.05
TCW Galileo High Yield Bond Fund                               0.15
TCW Galileo Convertible Securities Fund                        0.58
TCW Galileo Core Equity Fund                                   9.12
TCW Galileo Earnings Momentum Fund                             1.04
TCW Galileo Small Cap Growth Fund                              1.28
TCW Galileo Asia Pacific Equity Fund                           1.96

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Funds' transfer agent in January 1998.